File Numbers 333-132009

811-21859

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment Number	☐

Post-Effective Amendment Number 15	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment Number 15	☐

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

(Exact Name of Registrant)

Securian Life Insurance Company

(Name of Depositor)

400 Robert Street North

Saint Paul, Minnesota 55101

(Address of Depositor’s Principal Executive Offices)

(651) 665-3500

(Depositor’s Telephone Number, including Area Code)

Gary R. Christensen, Esq.

Senior Vice President, General Counsel and Secretary

Securian Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Variable Universal Life Insurance Contracts and Certificates.

Prospectus

Securian Life Variable

Universal Life Account

Securian Life Insurance Company

Variable Universal Life Insurance Policy

This prospectus describes Variable Universal Life Insurance Policies issued by Securian Life Insurance Company ("Securian Life", "we", "us" or "our").

The policies are designed for use in group-sponsored insurance programs to provide life insurance protection to individuals (each an "insured") and the flexibility to vary premium payments. Certificates are documents, generally held by individuals ("certificate owner", "owner" or "you"), setting forth or summarizing the rights of the owners and/or insureds and will be issued under the group contract. A group contract is the Securian Life Variable Group Universal Life Insurance Policy issued to an employer, association or organization that is sponsoring a program of insurance ("group sponsor" or "contractholder") for eligible participants of the contractholder. The contractholder is the sponsor of the group-sponsored insurance program.

Subject to the limitations in this prospectus, the certificate owner may allocate net premiums to one or more of the sub-accounts of a separate account of Securian Life called the Securian Life Variable Universal Life Account (herein "separate account"). The owner is the owner of the certificate as designated in the signed application or as subsequently changed as set forth in the certificate and described in this prospectus. The value of your investment in the separate account will vary with the investment experience of the selected sub-accounts of the separate account. There is no guaranteed minimum value associated with your investment in the separate account and its sub-accounts. Subject to the limitations in the policy and this prospectus, net premiums may also be allocated to a guaranteed account of Securian Life.

The separate account, through its sub-accounts, invests its assets in the following Fund Portfolios.

ALPS Variable Investment Trust
• Morningstar Balanced ETF Asset Allocation Portfolio—Class I Shares
• Morningstar Growth ETF Asset Allocation Portfolio—Class I Shares
• Morningstar Income and Growth ETF Asset Allocation Portfolio—Class I Shares
American Funds Insurance Series®
• Global Growth Fund—Class 1 Shares
• New World Fund®—Class 1 Shares
Fidelity® Variable Insurance Products Funds
• VIP Equity-Income Portfolio: Initial Class Shares
• VIP High Income Portfolio: Initial Class Shares	Ivy Variable Insurance Portfolios
• Ivy VIP Balanced—Class II Shares
• Ivy VIP Core Equity—Class II Shares
• Ivy VIP High Income—Class II Shares
• Ivy VIP International Core Equity—Class II Shares
• Ivy VIP Small Cap Core—Class II Shares
• Ivy VIP Small Cap Growth—Class II Shares
• Ivy VIP Value—Class II Shares
Janus Aspen Series
• Janus Henderson Forty Portfolio—Service Shares
• Janus Henderson Overseas Portfolio—Service Shares

Securian Funds Trust
• SFT Core Bond Fund—Class 2 Shares
• SFT Government Money Market Fund
• SFT Index 400 Mid-Cap Fund—Class 2 Shares
• SFT Index 500 Fund—Class 2 Shares
• SFT International Bond Fund—Class 2 Shares
• SFT IvySM Growth Fund*
• SFT IvySM Small Cap Growth Fund*
• SFT Real Estate Securities Fund—Class 2 Shares	• SFT Wellington Core Equity Fund—Class 1 Shares
* 'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Ivy Investment Management Company, the fund's subadvisor.
Vanguard® Variable Insurance Fund
• Diversified Value Portfolio
• Total Bond Market Index Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by calling our customer service line at 1-800-815-7636.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling our customer service line 1-800-815-7636.

Your election to receive reports in paper will apply to all portfolio companies under your policy.

Please note that the policy, certificates and the Portfolios:

are not guaranteed to achieve their goals;
are not federally insured;
are not endorsed by any bank or government agency; and
are subject to risks, including loss of the amount invested.

There is no assurance that any Portfolio will meet its objectives. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. We reserve the right to add, combine or remove eligible Funds and Portfolios.

A prospectus for each of the Portfolios available through the separate account must accompany this prospectus. Please read these documents carefully before investing and save them for future reference.

The Securities and Exchange Commission has not approved the policy, the certificates, the guaranteed account or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy and certificates are not available in all states. This prospectus does not offer the policies or certificates in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The date of this prospectus and the statement of additional information is May 1, 2019.

Securian Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101
(800) 815-7636

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ii

Questions and Answers about the Variable Group Universal Life Insurance Contract

Summary of benefits and risks

All of the benefits and risks summarized below are subject to the terms, conditions and restrictions of the group-sponsored insurance program, the certificate and this prospectus.

A variable universal life insurance certificate is an adjustable benefit life insurance contract that allows accumulation of cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums. The cash value of the certificate will fluctuate with the performance of the sub-accounts of the separate account. The choice of available investment options ("sub-accounts") and the guaranteed account is determined under the group-sponsored insurance program. Values may be transferred among the available investment options. An owner may make a withdrawal from his/her certificate, surrender all or part of his/her certificate or take certificate loans. Each certificate has a minimum face amount of death benefit coverage. The death benefit of a certificate may be greater than its face amount, as further described in this prospectus. If a certificate is in force upon the insured's death, the death benefit will be paid to the designated beneficiary.

We offer six Riders that provide supplemental benefits under the policy: the Accelerated Benefits Rider, Waiver of Premium Rider, Accidental Death and Dismemberment Rider, Child Rider, Spouse Rider and Policyholder Contribution Rider. There is no charge for the Accelerated Benefits Rider and Policyholder Contribution Rider. These Riders may not be available in all states or in all group-sponsored insurance programs.

There are several ways of receiving proceeds under the death benefit of a certificate, other than in a lump sum. More detailed information concerning these settlement options is set forth later in this prospectus.

Risks of owning a variable universal life insurance certificate

The account values of a certificate, to the extent invested in sub-accounts of the separate account, have no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may depreciate the owner's account value and, in some cases, may increase the cost of insurance. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the contract.

A universal life insurance certificate is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values. Because of this it is unsuitable as a short-term investment vehicle.

There is a risk that a certificate will lapse. As described in the "Lapse and Reinstatement" section of this prospectus, lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made. You may reinstate a lapsed certificate, subject to certain conditions.

Certificate loans may increase the risk of policy lapse, have a negative effect on a certificate's cash value and reduce a certificate's death benefit.

In some circumstances, experience credits, loans and amounts received from a withdrawal or surrender of the certificate will be subject to federal income taxation and an additional 10 percent income tax. For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus. Withdrawals may also be assessed a processing charge of 2% of the amount withdrawn not to exceed $25.

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Consistent with the group-sponsored insurance program, the group policy, the certificate and this prospectus, we reserve the right to limit the size, number and frequency of transfers, limit the amount of a certificate loan, and restrict certificate withdrawals and surrenders.

What is a universal life insurance certificate?

A universal life insurance certificate is an adjustable benefit life insurance contract issued pursuant to a group policy. Unlike term life insurance, universal life insurance coverage allows you to accumulate cash value, while the life insurance coverage remains in force, and permits flexible payment of premiums (which means premium payments may be increased or decreased as allowed for by the certificate and this prospectus).

A universal life certificate of insurance has a stated face amount of insurance payable in the event of the death of the insured, which is paid for by the deduction of specified monthly charges from the account values. The face amount is the minimum amount of death benefit proceeds paid upon the death of the insured, so long as the certificate remains in force and there are no outstanding loans. We will also deduct from the face amount any unpaid monthly deduction. The face amount is shown on the specifications page attached to the certificate. The insured is the person whose life is covered by life insurance under a certificate. Unlike term life insurance, universal life insurance coverage may be adjusted by the owner of the certificate, without the necessity of issuing a new certificate for that owner. There are limitations to these adjustments and we may require evidence of insurability before requested increases take effect.

Universal life insurance coverage is provided without specifying the frequency and amount of each premium payment (as is the practice for scheduled premium life insurance certificates). The time and amount of the payment of premium may be determined by the owner. The life insurance coverage will remain in force for an insured so long as the certificate's net cash value is sufficient to cover monthly charges when due. The net cash value is the account value of a certificate less any outstanding certificate loans and accrued certificate loan interest charged (plus any accrued loan interest credits) and less any charges due. It is the amount an owner may obtain through surrender of the certificate.

Subject to restrictions described herein, an owner may make payments in excess of that minimum amount required to keep a certificate in force, take full or partial surrenders of cash values and take out certificate loans. If cash values are insufficient for the payment of the required monthly charges, then a premium payment is required or the life insurance coverage provided to the owner will lapse.

A universal life insurance certificate may be inappropriate for individuals seeking life insurance protection which is the equivalent of term-type coverage. Term life insurance coverage is usually for a fixed period of time for a fixed premium.

What makes the certificate "variable"?

The certificate is termed "variable" because unlike a universal life certificate which provides for the accumulation of certificate values at fixed rates determined by the insurance company, variable universal life insurance certificate values may be invested in variable investment options. The separate account we use for our group contracts is called the Securian Life Variable Universal Life Account and is composed of variable investment options or sub-accounts. The separate account keeps its assets separate from the other assets of Securian Life. Each sub-accounts invests in a corresponding Portfolio of a Fund. Thus, the owner's account value, to the extent invested in the variable investment options (sub-accounts), will vary with the positive or negative investment experience of the corresponding Portfolios of the Funds.

The account value of a certificate is the sum of the separate account value, guaranteed account value and loan account value. The separate account value is the sum of all current sub-account values into which the owner has made allocations. The guaranteed account value is the sum of all net premiums and transfers allocated to the guaranteed account and interest declared thereon and experience credits, if any, minus amounts transferred to the separate account or removed in connection with a withdrawal or loan and minus charges assessed against the guaranteed account value. The loan account value is the portion of the general account attributable to loans under a certificate together with accrued interest.

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Is there an investment performance risk?

Yes. The account value of the certificate, to the extent invested in sub-accounts of the separate account, has no guaranteed minimum account value. Therefore, the owner bears the risk that adverse investment performance may reduce the owner's account value. The owner is also subject to the risk that the investment performance of the selected sub-accounts may be less favorable than that of other sub-accounts, and in order to keep the certificate in force the owner may be required to pay more premiums than originally planned. The certificate also offers the owner the opportunity to have the account value increase more rapidly than it would under comparable fixed benefit certificates by virtue of favorable investment performance. In addition, under some certificates, the death benefit will also increase and decrease (but not below the guaranteed amount) with investment experience.

Owners seeking the traditional insurance protections of a guaranteed account value may allocate net premiums to the certificate's guaranteed account option which provides for guaranteed accumulation at a fixed rate of interest. Additional information on this option may be found under "The Guaranteed Account" and the "Death Benefit and Account Values" sections of this prospectus. If the owner allocates net premiums or account value to the guaranteed account, then we credit the owner's account value in the guaranteed account with a declared rate of interest, but the owner assumes the risk that the rates may decrease, although it will never be lower than a minimum guaranteed annual rate of 3 percent for group-sponsored programs effective prior to May 1, 2011. For group-sponsored programs effective on or after May 1, 2011, the minimum guaranteed annual rate is 1.5 percent.

How can net premiums be allocated?

When an owner has completed and signed the application for life insurance, including all investment profile information, they may indicate the desired allocation of net premiums among the guaranteed account and available subaccounts of the separate account, subject to the limitations in the certificate and this prospectus. All future net premiums will be allocated in the same proportion until the owner requests a change in the allocation. Similarly, the owner may request a transfer of amounts between sub-accounts or between the sub-accounts and the guaranteed account, subject to the limitations in the certificate and this prospectus.

What death benefit options are offered under the certificate?

We offer two death benefit options under the certificate. Under "Option A", a level death benefit, the death benefit is the face amount of the certificate. Under "Option B", a variable death benefit, the death benefit is the face amount of the certificate plus the net cash value. So long as a certificate remains in force and there are no certificate loans, the minimum death benefit under either option will be at least equal to the current face amount (less any monthly deduction). The death benefit proceeds will be adjusted by the amount of any charges due or overpaid and any outstanding certificate loans and certificate loan interest due determined as of the date of death.

For information on the death benefit option applicable to your certificate see the "Death Benefit and Account Values" section of this prospectus.

There is a minimum initial face amount for the certificate which is stated on the specifications page of the certificate. The owner may generally change the face amount, but evidence of insurability of the insured may be required for certain face amount increases.

There is a minimum death benefit based on the account value that is required to preserve the qualification of this certificate as life insurance under Section 7702 of the Internal Revenue Code (the "Code"). This is further described under the "Death Benefit and Account Values" section of this prospectus.

Are the benefits under a certificate subject to federal income tax?

Although guidance is limited, we believe that the owner's certificate should qualify as a life insurance contract for federal income tax purposes. Assuming that a certificate qualifies as a life insurance contract for federal income tax purposes, the benefits under certificates described in this prospectus should receive the same tax treatment under the Code as benefits under traditional fixed benefit life insurance certificates. Therefore, death proceeds payable under variable life insurance certificates should generally be excludable from the beneficiary's gross income for federal income tax purposes. The owner's net cash value should grow tax-deferred until such cash value is actually distributed to the owner.

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Unless a certificate is classified as a "modified endowment contract," distributions, including partial and complete surrenders and experience credits paid in cash, will not be taxed except to the extent that they exceed the owner's "investment in the contract" (i.e., gross premiums paid under the certificate reduced by any previously received amounts that were excludable from income), and loans will generally not be treated as taxable distributions. For federal income tax purposes, certificates classified as modified endowment contracts are treated as life insurance only with respect to the tax treatment of death proceeds and the tax-free inside buildup of yearly account value increases. However, amounts received by the owner of a modified endowment contract, such as experience credits paid in cash, loans and amounts received from a withdrawal or from a surrender of the certificate will be subject to the same tax treatment as amounts received under an annuity during the accumulation period. Annuity tax treatment includes the 10 percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan:

•  is made on or after the date on which the owner attains age 59 1/2,

•  is attributable to the owner becoming disabled, or

•  is part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and beneficiary.

Determining whether a certificate is a modified endowment contract requires an examination of the premium paid in relation to the death benefit of the certificate. A certificate would be a modified endowment contract if the total premiums during the first seven contract years exceed the total sum of the net level premiums which would be paid under a seven-pay life certificate. A certificate which is subject to a material change will be treated as a new certificate on the date that the material change takes effect, to determine whether it is a modified endowment contract. The account value on the material change date will be taken into account in determining whether the seven-pay standard is met.

For additional information regarding federal income taxes see the "Federal Tax Status" section of this prospectus.

Does the owner have access to the account values?

Yes. The net cash value, subject to the limitations in the certificate and this prospectus, is available to the owner during the insured's lifetime. The net cash value may be used:

•  to provide retirement income,

•  as collateral for a loan,

•  to continue some amount of insurance protection without payment of premiums, or

•  to obtain cash by surrendering the certificate in full or in part.

The owner may borrow, as a certificate loan, an amount up to 90 percent of the owner's account value less any existing loan account value. The loan account is the portion of the general account attributable to loans under a certificate. Each alternative for accessing the owner's account value may be subject to conditions described in the certificate or under the "Death Benefit and Account Values", "Surrenders, Withdrawals and Transfers" and "Loans" sections of this prospectus.

In general, the owner may request a surrender of or a withdrawal from the certificate at any time while the insured is living. A surrender or withdrawal may have federal income tax consequences. (See "Federal Tax Status".) Withdrawals may also assess a processing charge of 2% of the amount withdrawn not to exceed $25.

A withdrawal of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group-sponsored insurance program. The minimum will never exceed $500. The maximum withdrawal is equal to 100% of the net cash value. We reserve the right to limit the number of withdrawals to one per certificate month, change the minimum amount for withdrawals, limit the frequency of withdrawals, or restrict or prohibit withdrawals from the guaranteed account.

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What charges are associated with the certificate?

We assess certain charges against each premium payment and the account values under each certificate and against the asset value of the separate account. These charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the certificates are described under the "Charges" section of this prospectus. The specific charges are shown on the specifications page of the certificate. There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds. We also reserve the right to charge against the separate account assets, or make other provisions, for additional tax liability we may incur with respect to the separate account or the certificates.

Fee tables

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the certificate. The first table describes the fees and expenses that are payable at the time that the owner buys the certificate, surrenders the certificate, or transfers cash value between available investment options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums	From Each Premium Payment*	5% of Premium†
Maximum Premium Tax Charge	From Each Premium Payment*	4% of Premium†
Maximum OBRA Expense Charge**	From Each Premium Payment*	1.25% of Premium††
Maximum Deferred Sales Charge	None	N/A
Maximum Withdrawal Fee	From Each Withdrawal	Lesser of $25 or 2% of Withdrawal Amount†
Maximum Transfer Fee	Upon Each Transfer†††	$10†††

  *  The charge may be waived in some group sponsored insurance programs for premiums received in conjunction with an Internal Revenue Code Section 1035 exchange.

  **  The OBRA expense charge is to reimburse the Company for extra costs associated with recent federal law that increases corporate tax owed by certain insurance companies. For a further discussion of the OBRA expense charge see the "OBRA Expense Charge" section of this prospectus.

  †  The actual fee may vary depending upon the group-sponsored insurance program under which the certificate is issued, but will not exceed the fee stated in the table.

  ††  For a certificate considered to be an individual certificate under the Omnibus Budget Reconciliation Act of 1990 ("OBRA") the charge will not exceed 1.25 percent of each premium payment. If a certificate is considered to be a group certificate under OBRA, the charge will not exceed 0.35 percent of each premium payment.

  †††  There is currently no fee assessed for transfers. A charge, not to exceed $10 per transfer, may be imposed in the future.

The next table describes the fees and expenses that an owner will pay periodically during the time that the owner owns the certificate, not including fund operating expenses. The table also includes rider charges that will apply if the owner purchases any rider(s) identified below.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge(1)(5) Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $25.26 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk

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Charge	When Charge is Deducted	Amount Deducted
Maximum & Minimum Charge for Certificates Issued On or After January 1, 2009, and Prior to January 1, 2020, and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $41.36 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Maximum & Minimum Charge(6)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $60.22 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Average Charge for a 50 year old non-smoking Certificateholder(7)	On the Certificate Date and Each Subsequent Monthly Anniversary	$0.26 Per Month Per $1,000 of Net Amount at Risk(1)
Monthly Administration Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $4 Per Month(2)
Maximum Loan Interest Spread	Each Monthly Anniversary	2 percent Per Annum(3)
Accidental Death and Dismemberment Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $0.10 Per Month Per $1,000 of Net Amount at Risk(4)
Waiver of Premium Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: 50% of the Cost of Insurance Charge(4)
Child Rider Charge	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $0.35 Per Month Per $1,000 of Net Amount at Risk(4)
Spouse Rider Charge(1)(4) Maximum & Minimum Charge for Certificates Issued Prior to January 1, 2009 and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $25.26 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Maximum & Minimum Charge for Certificates Issued On or After January 1, 2009, and Prior to January 1, 2020, and All Face Amount Increases on such Certificates	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $41.36 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Maximum & Minimum Charge(6)	On the Certificate Date and Each Subsequent Monthly Anniversary	Maximum: $60.22 Per Month Per $1,000 of Net Amount at Risk
Minimum: $0.02 Per Month Per $1,000 of Net Amount at Risk
Average Charge for a 50 year old Non-smoking Certificateholder(7)	On the Certificate Date and Each Subsequent Monthly Anniversary	$0.26 Per Month Per $1,000 of Net Amount at Risk(1)(4)

(1)  The cost of insurance charge will vary depending upon the insured's attained age, the group sponsored insurance program and rate class. The charges noted may not be representative of the charges that you would pay. For information regarding the specific cost of insurance rate that will apply to your certificate please contact Securian Life at 1-800-815-7636, during normal business hours of 8:00 a.m. to 4:45 p.m., Central Time.

(2)  The monthly administration charge depends on the number of certificate owners under the group sponsored insurance program, the administrative services provided, the expected average face amount as well as other certificate features.

(3)  The Maximum Loan Interest Spread is the difference between the amount of interest we charge you for a loan (guaranteed not to exceed 8% annually) and the amount of interest we credit to the amount of the certificate loan in the loan account value (guaranteed not to be less than 6% annually). While a certificate loan is outstanding, loan interest is due and payable in arrears at the end of each certificate month or for the duration of the certificate, if shorter. For a complete discussion of loan interest charges and credits see the "Loan Interest" section of this prospectus.

(4)  The availability of additional insurance benefit riders will depend upon the particular group sponsored insurance program. You should check with your group sponsor to determine which additional insurance benefit riders are available under your program. Charges for additional insurance benefit riders may vary among group sponsored insurance programs.

(5)  The net amount at risk for a certificate month is the difference between the death benefit and the account value.

(6)  The maximum charge in this row applies to certificates issued on or after January 1, 2020, pending state approval.

(7)  For all certificates regardless of issue date.

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For information concerning compensation paid for the sale of the group contract and certificates, see the "Distribution of Certificates" section of the prospectus.

The next table describes the range of total annual Portfolio operating expenses that an owner will pay while he or she owns the certificate. Expenses of the Portfolios may be higher or lower in the future. The table shows the lowest and highest expenses (as a percentage of Portfolio assets) charged by any of the Funds for its Portfolios for the fiscal year ended December 31, 2018. More detail concerning a particular Fund and its Portfolios' fees and expenses is contained in the prospectus for that Fund.

Range of Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets including
management fees, distribution (12b-1) fees and other expenses)*

Fee Description	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.14%	1.50%

* The range of Total Annual Portfolio Operating Expenses presented in this table does not reflect any fee waivers or expense reductions. Under certain circumstances the Funds may charge a redemption fee for certain market timing or frequent trading activity. For more detailed information about the fee and expense charges, fee waivers (if applicable), redemption fees (if applicable) and expense reductions (if applicable) for a particular Fund Portfolio please see that Fund's prospectus.

General Descriptions

Securian Life Insurance Company

Securian Life Insurance Company, 400 Robert Street North, St. Paul, Minnesota 55101, is a stock life insurance company organized under the laws of Minnesota. We are licensed to conduct a life insurance business in all states.

Securian Life Variable Universal Life Account

The separate account was established on December 1, 2004, by our Board of Directors in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to certificate owners and beneficiaries arising under the group contracts and certificates are general corporate obligations of Securian Life. Our general assets back these obligations. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The income, gains and losses credited to or charged against the separate account reflect the account's own investment experience and are entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

The separate account is divided into sub-accounts, each of which currently invests in one of the Fund Portfolios shown on the cover page of this prospectus. Your group sponsor insurance program, however, may limit the Portfolios, and in turn the sub-accounts, available for investment under your certificate. As such, you should consult your group sponsor to determine if restrictions apply to your investment in any of sub-accounts funded by the Portfolios.

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The Fund Portfolio prospectuses accompany this prospectus. For additional copies please call us at 1-800-815-7636. You should read each prospectus carefully before investing in the certificate.

The assets of each Portfolio are separate from the others and each has different investment objectives and policies. Therefore, each Portfolio operates as a separate investment fund and the investment performance of one has no effect on the investment performance of the other Portfolios.

All dividends and capital gains distributions from each Portfolio are automatically reinvested in shares of that Portfolio at net asset value.

Below is a list of the Portfolios and their adviser and sub-adviser, if applicable.

Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
ALPS VIT:
Morningstar Balanced ETF Asset Allocation Portfolio: Class I Shares	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio: Class I Shares	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I Shares	ALPS Advisors, Inc.	Morningstar Investment Management LLC
American Funds:
Global Growth Fund Class 1 Shares	Capital Research and Management Company
New World Fund® Class 1 Shares	Capital Research and Management Company
Fidelity® VIP:
Equity-Income Portfolio: Initial Class Shares	FMR	FMR Co., and other investment advisers serve as sub-advisers for the portfolio
High Income Portfolio: Initial Class Shares	FMR	FMR Co., Inc. and other investment advisers serve as sub-advisers for the portfolio.
Ivy VIP:
Ivy VIP Balanced: Class II Shares	Ivy Investment Management Company
Ivy VIP Core Equity: Class II Shares	Ivy Investment Management Company
Ivy VIP High Income: Class II Shares	Ivy Investment Management Company
Ivy VIP International Core Equity: Class II Shares	Ivy Investment Management Company
Ivy VIP Small Cap Core: Class II Shares	Ivy Investment Management Company

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Fund/Portfolio	Investment Adviser	Investment Sub-Adviser
Ivy VIP Small Cap Growth: Class II Shares	Ivy Investment Management Company
Ivy VIP Value: Class II Shares	Ivy Investment Management Company
Janus Aspen Series:
Janus Henderson Forty Portfolio—Service Shares	Janus Capital Management LLC
Janus Henderson Overseas Portfolio—Service Shares	Janus Capital Management LLC
Securian Funds Trust:
SFT Core Bond Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT Government Money Market Fund*	Securian Asset Management, Inc.
SFT Index 400 Mid-Cap Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT Index 500 Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT International Bond Fund—Class 2 Shares	Securian Asset Management, Inc.	Franklin Advisers, Inc.
SFT IvySM Growth Fund	Securian Asset Management, Inc.	Ivy Investment Management Company
SFT IvySM Small Cap Growth Fund	Securian Asset Management, Inc.	Ivy Investment Management Company
SFT Real Estate Securities Fund—Class 2 Shares	Securian Asset Management, Inc.
SFT Wellington Core Equity Fund—Class 1 Shares	Securian Asset Management, Inc.	Wellington Management Company LLP
Vanguard® VIF:
Diversified Value Portfolio	Barrow, Hanley, Mewhinney & Strauss, Inc.
Total Bond Market Index Portfolio	The Vanguard Group, Inc.

*  Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

The above Portfolios were selected based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we considered during the selection process was whether the Portfolio's investment adviser or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Payments Made by Underlying Mutual Funds."

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the certificate cash value of your certificate resulting from the performance of the Portfolio you have chosen.

Additions, deletions or substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Universal Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the separate account. Any new investment option will be made available to existing owners on whatever basis we may determine.

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We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the separate account. If investment in a Portfolio of the Funds should no longer be possible or if we determine it becomes inappropriate for certificates of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing account values and future premium payments. A substitution may be made only with any necessary approval of the Securities and Exchange Commission.

We reserve the right to transfer assets of the separate account as determined by us to be associated with the certificates to another separate account. A transfer of this kind may require the approval of state regulatory authorities and of the Securities and Exchange Commission.

We also reserve the right, when permitted by law, to restrict or eliminate any voting right of owners or other persons who have voting rights as to the separate account, and to combine the separate account with one or more other separate accounts, and to de-register the separate account under the Investment Company Act of 1940.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts, as the investment medium for such policies and contracts issued by Securian Life and other affiliated and unaffiliated life insurance companies, and as the investment medium for certain participating qualified plans to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Securian Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Voting rights

We will vote the shares of the Funds held in the various sub-accounts of the Variable Universal Life Account at regular and special shareholder meetings of the Funds in accordance with the owner's instructions. If, however, the Investment Company Act of 1940, as amended, or any regulation thereunder should change and we determine that it is permissible to vote the shares of the Funds in our own right, we may elect to do so. The number of votes as to which the owner has the right to instruct will be determined by dividing his or her sub-account value by the net asset value per share of the corresponding Portfolio of the Funds. The sub-account value is the number of units of a sub-account credited to a certificate multiplied by the current unit value for that sub-account. Fractional shares will be counted. The number of votes as to which the owner has the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited prior to the meeting in accordance with procedures established by the Funds. We will vote shares of the Funds held by the separate account as to which no instructions are received in proportion to the voting instructions which are received from certificate owners with respect to all certificates participating in the separate account. Proportional voting may result in a small number of certificate owners determining the outcome of a vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in sub-classification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment adviser of one or more of the Funds if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of certificate owners or if we determine that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our

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affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in the owner's next semi-annual report.

The guaranteed account

The guaranteed account is part of our general account. The owner may allocate net premiums and may transfer net cash values of the certificate, subject to the limitations in the certificate and this prospectus, to our guaranteed account.

Because of exemptive and exclusionary provisions, interests in Securian Life's guaranteed account have not been registered under the Securities Act of 1933, and the guaranteed account has not been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the guaranteed account nor any interest therein is subject to the provisions of these Acts, and Securian Life has been advised that the staff of the SEC does not review disclosures relating to it. Disclosures regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Universal Life Insurance group contract and certificate and is generally intended to serve as a disclosure document only for the aspects of the group contract and certificate relating to the sub-accounts of the separate account. For more information about the guaranteed account, please see the certificate and the summary information provided immediately below.

Summary information

Securian Life's general account consists of all assets owned by Securian Life other than those in the separate account and any other separate accounts which we may establish. The guaranteed account is that portion of the general assets of Securian Life, exclusive of loans, which is attributable to the group contract and certificate described herein and others of their class. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of group contracts and certificates of this class. Allocations to the guaranteed account become part of the general assets of Securian Life and are used to support insurance and annuity obligations and are subject to the claims of our creditors. Subject to applicable law, we have sole discretion over the investment of assets of the guaranteed account. Owners do not share in the actual investment experience of the assets in the guaranteed account.

A portion or all the net premiums may be allocated or transferred to accumulate at a fixed rate of interest in the guaranteed account, though we reserve the right to restrict the allocation of premium into the guaranteed account. Transfers from the guaranteed account to the sub-accounts of the separate account are subject to certain limitations with respect to timing and amount. These restrictions are described under the "Transfers" section of this prospectus. Amounts allocated or transferred to the guaranteed account are guaranteed by us as to principal and a minimum rate of interest.

Guaranteed Account Value Securian Life bears the full investment risk for amounts allocated to the guaranteed account and guarantees that interest credited to each owner's account value in the guaranteed account will not be less than the minimum guaranteed annual rate without regard to the actual investment experience of the guaranteed account. For group-sponsored programs effective prior to May 1, 2011, the guaranteed minimum annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the guaranteed minimum annual rate is 1.5 percent. If agreed to by Securian Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We may, at our sole discretion, credit a higher rate of interest ("excess interest") although we are not obligated to do so. Any interest credited on the certificate's account value in the guaranteed account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. The owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to the guaranteed account value, no excess interest will be credited to the loan account value.

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Charges

Premium expense and account value charges will be deducted in connection with the certificates and paid to us, to compensate us for providing the insurance benefits set forth in the certificates, administering the certificates, incurring expenses in distributing the certificates and assuming certain risks in connection with the certificates. These charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine the charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

There are also advisory fees and expenses which are assessed against the asset value of each of the Portfolios of the Funds.

Premium expense charges

The premium expense charges described below will be deducted from each premium payment we receive. The remaining amount, or net premium, will be allocated to the guaranteed account and/or sub-accounts of the separate account, as directed by the owner, and become part of the certificate's net cash value.

Sales Charge We may deduct a sales charge from each premium paid under the certificate. Sales charges vary based on the group-sponsored insurance program under which the certificate is issued. The charge will never exceed 5 percent of each premium paid. The sales charge will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the level of commissions paid to agents and brokers and their affiliated broker-dealers, and other circumstances of which we are not presently aware. We may waive the sales charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate. In addition, we may waive the sales charge for premiums paid by designated payors under a group-sponsored insurance program (for example, insureds versus the group sponsor).

The amount of the sales charge in any certificate year may not be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, which may include profits from the cost of insurance charge or administration charge.

Premium Tax Charge We will deduct a percentage of premium charge, not to exceed 4 percent of each premium received, for premium taxes. Premium tax charges vary based on the group-sponsored insurance program under which the certificate is issued. This charge is to compensate us for our payment of premium taxes that are imposed by state and local jurisdictions, and such other charges or expenses as we may incur with respect to the certificates, including guaranty fund assessments. This charge will be between 0 percent and 4 percent of each premium payment. We may waive the premium tax charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

OBRA Expense Charge Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 ("OBRA"), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. For certificates deemed to be group certificates for purposes of OBRA, we make a charge against each premium payment to compensate us for corporate taxes. The charge will not exceed 0.35 percent of premium. Under certificates deemed to be individual contracts under OBRA, we make a charge of up to 1.25 percent of each premium payment. We may waive the OBRA expense charge for premiums received as a result of Internal Revenue Code section 1035 exchanges from another contract or certificate.

Account value charges

The account value charges described below will be deducted from the net cash value. If the net cash value is insufficient to cover the account value charges, the certificate will lapse unless sufficient payment is received within the grace period.

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Monthly Deduction The charges deducted as part of the monthly deduction vary based on the group-sponsored insurance program under which the certificate is issued. As of the certificate date and each subsequent monthly anniversary, we will deduct an amount from the net cash value of the owner's certificate to cover certain charges and expenses incurred in connection with the certificate. The monthly deduction will be the sum of the following applicable items: (1) an administration charge; (2) a cost of insurance charge; and (3) the cost of any additional insurance benefits provided by rider. The monthly anniversary is the first day of each calendar month on, or following, the issue date. The monthly deduction will be deducted from the guaranteed account value and the separate account value in the same proportion that those values bear to the net cash value and, as to the separate account, from each sub-account in the proportion that the sub-account value in such sub-account bears to the separate account value of the certificate.

We may deduct an administration charge from the net cash value of the certificate each month. The administration charge will never exceed $4 per month. This charge is to compensate us for expenses incurred in the administration of the certificates. These expenses include the costs of processing enrollments, determining insurability, and establishing and maintaining certificate records. Differences in the administration charge applicable to specific group-sponsored insurance programs will be determined based on expected differences in the administrative costs for the certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from the number of eligible members in the group, the type and scope of administrative support provided by the group sponsor, face amount and account value, and the features to be included in certificates under the group-sponsored insurance program. An eligible member is a member of the group seeking insurance who meets the requirements stated on the specifications page of the group contract. This charge is not designed to produce a profit.

The monthly cost of insurance will be calculated by multiplying the applicable cost of insurance rate based on the insured's attained age and rate class by the net amount at risk for each certificate month. The attained age is the issue age of the insured plus the number of completed certificate years. The net amount at risk for a certificate month is the difference between the death benefit and the account value. The net amount at risk may be affected by changes in the face amount of the certificate or by changes in the account value. Account value, to the extent invested in sub-accounts of the separate account, will vary depending upon the investment performance of the sub-accounts.

Cost of insurance rates for each group-sponsored insurance program are determined based on a variety of factors related to group mortality including gender mix, average amount of insurance, age distribution, occupations, industry, geographic location, participation, level of medical underwriting required, degree of stability in the charges sought by the group sponsor, prior mortality experience of the group, number of actual or anticipated owners electing the continuation option, and other factors which may affect expected mortality experience. In addition, cost of insurance rates may be intended to cover expenses to the extent they are not covered by the other certificate charges. Changes in the current cost of insurance rates may be made based on any factor which affects the actual or expected mortality or expenses of the group.

Changes to the cost of insurance rates are generally effective at the beginning of each certificate year, although changes may be made at other times if warranted due to a change in the underlying characteristics of the group, changes in benefits included in certificates under the group contract, experience of the group, changes in the expense structure, or a combination of these factors.

Any changes in the current cost of insurance rates will apply to all persons of the same attained age and rate class under the group-sponsored insurance program. We and the group contractholder will agree to the number of classes and characteristics of each rate class. The classes may vary by tobacco users and non-tobacco users, active and retired status, owners of coverage continued under the continuation provision and other owners, and/or any other nondiscriminatory classes agreed to by the group sponsor.

The current cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the certificate. For policies and certificates issued prior to or on December 31, 2008, and all face amount increases on such policies and certificates, the guaranteed rates are 125 percent of the maximum rates that could be charged based on 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Table") (a maximum charge of $25.26 per month per $1,000 of net amount at risk).

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For group policies and certificates issued on and after January 1, 2009, and prior to December 31, 2019, the guaranteed rates are 200 percent of the maximum rates that could be charged based on 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Table") (a maximum charge of $41.36 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2001 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2001 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2001 CSO Table.)

For group policies and certificates issued on and after January 1, 2020, pending state approval, the guaranteed rates are 300 percent of the maximum rates that could be charged based on 2017 Commissioners Standard Ordinary Mortality Tables ("2017 CSO Table") (a maximum charge of $60.22 per month per $1,000 of net amount at risk). The guaranteed rates are higher than 100 percent of the 2017 CSO Table because we may use a simplified underwriting approach and may issue certificates that do not require medical evidence of insurability. The current cost of insurance rates are generally lower than 100 percent of the 2017 CSO Table. (For purposes of premiums under Section 7702 of the Internal Revenue Code of 1986, as amended, we will use 100 percent of the 2017 CSO Table.)

Some group contracts will be issued using tobacco distinct cost of insurance rates. As a result, an otherwise healthy non-smoker who is part of a uni-tobacco group, may pay higher cost of insurance rates than if he/she was part of a group contract issued on a tobacco distinct basis.

Withdrawal Charge For certificates under some group-sponsored insurance programs, a transaction charge will be assessed against the net cash value for each withdrawal to cover the administrative costs incurred in processing the withdrawal. The charge will not exceed the lesser of $25 or 2 percent of the amount withdrawn. This charge will be assessed in the same manner as the monthly deduction.

Transfer Charge There is currently no charge assessed on transfers of net cash value between the guaranteed account and the separate account or among the sub-accounts of the separate account. A charge, not to exceed $10 per transfer, may be imposed in the future.

Additional Benefits Charges Additional benefits may be included with the certificate by rider, subject to the limitations of the group policy and this prospectus. Some of these additional benefits will have charged associated with them. For a complete discussion of additional benefits see the "Additional Benefits" section of this prospectus.

Separate account charges

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account, the group contract or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and OBRA related expenses. No such charge or provision is made at the present time.

Fund charges

Shares of the Funds are purchased for the separate account at their net asset value, which reflects advisory fees and portfolio expense fees which are assessed against the net asset value of each of the Portfolios of the Funds. Advisory fees and portfolio expense fees of the Fund are described in each Fund's prospectus.

Guarantee of certain charges

We will not increase the following charges: (1) the maximum sales charge; (2) the maximum premium tax charge; (3) the OBRA expense charge (unless there is a change in the law regarding the federal income tax treatment of deferred acquisition costs); (4) the maximum cost of insurance charge; (5) the maximum administration charge; (6) the maximum withdrawal transaction charge; and (7) the maximum transfer charge.

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Information about the Certificate

Applications and certificate issue

We will generally issue a group contract to a group, as defined and permitted by state law. For example, a group contract may be issued to an employer, whose employees and/or their spouses may become insured thereunder so long as the person is within a class of members eligible to be included in the group contract. The class(es) of members eligible to be insured under the group contract are set forth in that group contract's specifications page. The group contract will be issued upon receipt of a signed application for the group contract signed by a duly authorized officer of the group wishing to enter into a group contract and the acceptance of that signed application by a duly authorized officer of Securian Life at its home office. Individuals wishing to purchase a certificate insuring an eligible member under a group-sponsored insurance program must complete the appropriate application for life insurance and submit it to our home office. If the application is approved, we will issue a certificate. The issuance of a group contract and its associated forms is always subject to the approval of those documents by state insurance regulatory authorities for use.

Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfactory responses to certain health questions in the application and to provide, in some cases, medical information. Acceptance of an application is subject to our underwriting rules, and we reserve the right to reject an application for any reason.

A certificate will not take effect until the owner signs the appropriate application for insurance, the initial premium has been paid prior to the insured's death, the insured is eligible, and we approve the completed signed application. The date on which the last event occurs shall be the effective date of coverage ("issue date").

Exchange privilege

Within the first 18 certificate months of coverage, an owner may transfer all sub-account values under his or her certificate to the guaranteed account, without transfer or other restrictions, provided the group contract is in force and the required premiums are fully paid.

If there is a material change to the investment policy of the separate account, an owner may transfer all sub-account values under his or her certificate to the guaranteed account without transfer or other restrictions provided the group contract is in force and the required premiums are fully paid.

Paid-up insurance option

Once per certificate year, an owner can apply his or her cash surrender value to purchase guaranteed fixed paid-up insurance under the group contract. If the owner applies his or her cash surrender value to purchase guaranteed fixed paid-up insurance under the group contract, we will terminate the owner's insurance provided under his or her original certificate and issue a new certificate specifications page showing the guaranteed fixed paid-up insurance. Insurance on any dependents insured by rider will terminate and such insurance can be converted to a policy of individual life insurance according to the conversion provisions of the rider.

The death benefit provided by the guaranteed fixed paid-up coverage will be determined as follows:

•  We will calculate the net cash value of the certificate on the date of the change. This will be the initial cash value of the guaranteed fixed paid-up coverage.

•  The amount of the paid-up death benefit will be determined by multiplying the net cash value by a paid-up insurance factor. The minimum paid-up insurance factors are shown in the group contract.

•  The minimum cash value of the paid-up death benefit is determined by dividing the paid-up death benefit by the applicable paid-up insurance factor as shown in the group contract.

The net amount at risk provided by the guaranteed fixed paid-up coverage may not exceed the net amount at risk immediately prior to the exercise of this paid-up option. We reserve the right to return any excess net cash value and/or reduce the death benefit in order to achieve this.

Paid-up insurance terminates at age 95.

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In no event will we be liable under the original and the guaranteed fixed paid-up coverages.

A detailed statement of the method of computation of cash surrender values and other nonforfeiture benefits is on file with the Superintendent of Insurance for the State of New York.

Dollar cost averaging

We currently offer a dollar cost averaging option enabling the owner to preauthorize automatic monthly or quarterly transfers from the Government Money Market Sub-Account to any of the other sub-accounts. There is no charge for this option. The transfers will occur on monthly anniversaries. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market values. Since the value of the units will vary over time, the amounts allocated to a sub-account will result in the crediting of a greater number of units when the unit value is low and a lesser number of units when the unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a certificate will not have losses.

To elect dollar cost averaging the owner must have at least $3,000 in the Government Money Market Sub-Account. The automatic transfer amount from the Government Money Market Sub-Account must be at least $250. The minimum amount that may be transferred to any one of the other sub-accounts is $50. We reserve the right to discontinue, modify or suspend the dollar cost averaging program at any time.

A dollar cost averaging request form is available to the owner upon request. On the form the owner will designate the specific dollar amount to be transferred, the sub-accounts to which the transfer is to be made, the desired frequency of the transfer and the total number of transfers to be made. If at any time while the dollar cost averaging option is in effect, the amount in the Government Money Market Sub-Account is insufficient to cover the amount designated to be transferred the current election in effect will terminate.

An owner may instruct us at any time to terminate the dollar cost averaging election by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. The amount from which transfers were being made will remain in the Government Money Market Sub-Account unless a transfer request is made. Transfers made pursuant to the dollar cost averaging option will not be subject to any transfer charges, in the event such charges are imposed.

Free look

It is important to us that the owner is satisfied with the certificate after it is issued. If the owner is not satisfied with it, the owner may return the certificate to us within 10 days after the owner receives it. If the certificate is returned, the owner will receive within seven days of the date we receive the notice of cancellation a full refund of the premiums paid or the net cash value of the certificate, if greater.

A request for an increase in face amount also may be canceled. The request for cancellation must be made within the 10 days, or that period required by applicable state law, after the owner receives the new certificate specifications page for the increase.

Upon cancellation of an increase, the owner may request that we refund the amount of the additional charges deducted in connection with the increase. This will equal the amount by which the monthly deductions since the increase went into effect exceeded the monthly deductions which would have been made without the increase. If no request is made for a refund, we will increase the certificate's account value by the amount of these additional charges. This amount will be allocated among the sub-accounts of the separate account and guaranteed account in the same manner as it was deducted.

Continuation of group coverage

If the insured's eligibility under the group contract ends, the current group coverage may continue unless:

•  the certificate is no longer in force; or

•  the group contract has terminated, although we may allow continuation for certificates under some group-sponsored insurance programs if there is no successor plan (see below).

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If either of these limitations apply, the owner may still elect to continue the current group coverage, but only for a period not to exceed one year. At the end of this continuation period, he or she may convert such insurance to an individual certificate of permanent insurance with Securian Life. Such conversion shall be subject to the rest of the Conversion Privilege section in the certificate and this prospectus.

Successor plan shall mean another insurer's insurance policy(ies) with a cash accumulation feature or an annuity contract(s) that replaces the insurance provided under the group contract.

The face amount of insurance will not change unless the owner requests a change (See "Change in face amount"). We reserve the right to alter all charges not to exceed the maximums. These charges may be higher than those applicable to certificates under the group contract that have not been continued under this provision.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Conversion privilege to an individual policy

If the group contract is terminated or if the insured's insurance under the group contract ends due to the termination of his or her employment or membership in the class or classes eligible for coverage under the group certificate or his or her insurance is reduced on or after the attainment of age sixty in any increment or series of increments totaling twenty percent or more of the amount of insurance in force under the certificate prior to the first reduction at age sixty, the owner shall be entitled to convert such insurance to a policy of permanent individual life insurance within thirty one days of such termination or reduction, without providing evidence of insurability, subject to the following:

•  the owner's written application to convert to an individual certificate and the first premium for the individual policy must be received in our home office within 31 days of the date the insurance terminates under the group contract; and

•  the owner may convert all or part of the amount of insurance under the group contract at the time of termination or, if insurance is reduced due to age, the amount of insurance equal to the amount which was reduced. The owner may convert said amounts to any policy of permanent individual life insurance then customarily issued by us or an affiliated company and the owner may choose any death benefit option affected by such policy. The individual policy will not include any additional benefits, including, but not limited to disability benefits, accidental death or dismemberment benefits or accelerated benefits. The premium charge for this insurance will be based upon the insured's age as of his or her nearest birthday, the plan of insurance, and the class of risk to which the insured belongs on the date of conversion; and

•  if the insured should die within 31 days of the date that insurance terminated under the group contract, the full amount of insurance that could have been converted under the certificate will be paid.

If an insured has received accelerated payment of the full amount of his or her death benefit, any child dependent insured under such insured's certificate will be allowed to convert any such insurance to a policy of individual life insurance with Securian Life or an affiliated company.

If an owner is eligible to convert the insurance, the owner may elect to continue such insurance under the group policy prior to converting to an individual policy by paying premiums directly to us. The owner may continue such group life insurance for a period of up to one year at which time he or she may convert such insurance to an individual policy of permanent insurance. Such conversion shall be subject to the rest of this conversion privilege section. Except for insurance that is eligible for conversion as a result of a reduction due to the age of the insured, insurance may be continued beyond one year according to the terms of the continuation of group coverage section. The cost of insurance and administration fee for this continued coverage may be higher.

The owner will be notified of his or her right to continue or convert the group life insurance provided by his or her certificate. If notification is made within 15 days before or after the event that results in termination or reduction of the group life coverage, the owner will have 31 days from the date the insurance terminates to elect continuation or conversion. If the notice is given more than 15 days but less than 90 days after the event, the time allowed for the exercise of the continuation or conversion privilege shall be extended to 45 days after such notice is sent. If notice is

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not given within 90 days, the time allowed for the exercise of the continuation or conversion privilege expires 90 days after the terminating event. Such notice shall be mailed to the owner at the owner's last known address.

The continuation or conversion privilege is not available if the owner's coverage under this group policy terminates due to the owner's failure to make, when due, required premium contributions.

General provisions of the group contract

Issuance The group contract will be issued upon receipt of an application for group insurance signed by a duly authorized officer of the group sponsor and acceptance by a duly authorized officer of Securian Life at our home office.

Termination The contractholder may terminate a group contract by giving us 31 days prior written notice of the intent to terminate. In addition, we may terminate a group contract or any of its provisions on 61 days' notice. We may elect to limit the situations in which we may exercise our right to terminate the group contract to situations such as the non-payment of premiums or where, during any twelve month period, the aggregate specified face amount for all certificates under the group contract or the number of certificates under a group contract decreases by certain amounts or below the minimum permissible levels we establish for the group contract. No individual may become insured under the group contract after the effective date of a notice of termination. However, if the group contract terminates, certificates may be converted to individual coverage as described under the "Conversion Privilege to an Individual Policy" section of this prospectus.

Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Termination of the group contract by the contractholder or us will not terminate the insurance then in force under the terms of the continuation provision. The group contract will be deemed to remain in force solely for the purpose of continuing such insurance, but without further obligation of the contractholder.

Right to Examine Group Contract The contractholder may terminate the group contract within 10 days, or that period required by law, after receiving it. To cancel the group contract, the contractholder should mail or deliver the group contract to us.

Entire Group Contract The group contract, the attached copy of the contractholder's signed application and any additional agreements constitute the entire contract between the contractholder and us. All statements made by the contractholder, any owner or any insured will be deemed representations and not warranties. A misstatement will not be used in any contest or to reduce claim under the group contract, unless it is in writing. A copy of the signed application containing such misstatement must have been given to the contractholder or to the insured or to his or her beneficiary, if any.

Ownership of Group Contract and Group Contract Changes The contractholder owns the group contract. The group contract may be changed or amended by agreement between us and the contractholder without the consent of any person claiming rights or benefits under the group contract. Any such changes made, that are not material to the information presented in this registration statement, may be made without notice to or consent of the certificate owners. However, signed acceptance by owners or insureds is required for any amendment made after the effective date of this group contract which reduces or eliminates coverages for such owners or insureds and for which the owner or insured is making all required premium contributions. Unless the contractholder owns all of the certificates issued under the group contract, the contractholder does not have any ownership interest in the certificates issued under the group contract. The rights and benefits under the certificates of the owners, insureds and beneficiaries are as set forth in this prospectus and in the certificates. Certificate owners have no rights or obligations under the group contract other than those described in the group contract.

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Certificate Premiums

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. The initial premium for a certificate must cover the premium expense charges and the first monthly deduction. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force.

When the certificate is established, the certificate's specifications page may show premium payments scheduled and the amounts of those payments. However, under the certificate, the owner may elect to omit making those premium payments. Failure to pay one or more premium payments will not cause the certificate to lapse until such time as the net cash value is insufficient to cover the next monthly deduction. Therefore, unlike traditional insurance certificates, a certificate does not obligate the owner to pay premiums in accordance with a rigid and inflexible premium schedule.

Failure of a group contractholder to remit the authorized premium payments may cause the group contract to terminate. Nonetheless, provided that there is sufficient net cash value to prevent the certificate from lapsing, the owner's insurance can be converted to an individual policy of life insurance in the event of such termination. (See "Conversion Privilege to an Individual Policy".) The owner's insurance can continue if the insured's eligibility under the group-sponsored insurance program terminates because the insured is no longer a part of the group or otherwise fails to satisfy the eligibility requirements set forth in the specifications page to the group contract or certificate. (See "Continuation of Group Coverage".)

Premium limitations

After the payment of the initial premium, and subject to the limitations described in this prospectus, premiums may be paid at any time in any amount while the insurance is in force under the certificate. Since the certificate permits flexible premium payments, it may become a modified endowment contract. (See "Federal Tax Status".) When we receive the signed application, our systems will test the owner's elected premium schedule to determine, if it is paid as scheduled and if there is no change made to the certificate, whether it will result in the certificate being classified as a modified endowment contract for federal income tax purposes. Our systems will continue to test the certificate with each premium payment to determine whether the certificate has attained this tax status. If we determine that the certificate has attained the status of a modified endowment contract, we will mail the owner a notice. The owner will be given a limited amount of time, subject to the restrictions under the Code, to request that the certificate maintain the modified endowment contract status. If the owner does not request to have this tax status maintained, the excess premium amounts paid that caused this tax status will be returned with interest at the end of the certificate year to avoid the certificate being classified as a modified endowment contract. The owner may request an immediate refund if it is desired earlier.

Allocation of net premiums and account value

Net premiums, which are premiums after the deduction of the charges assessed against premiums, are allocated to the guaranteed account and/or sub-accounts of the separate account which, in turn, invest in shares of the Funds. Net premiums are valued as of the end of the valuation period in which they are received. For further information on unit values see the "Unit Values" section of this prospectus.

The owner makes the selection of the sub-accounts and/or the guaranteed account on the signed application for the certificate. The owner may change the allocation instructions for future premiums by giving us a request in writing or through any other method made available by us under the group-sponsored insurance program. We may set a minimum allocation to the guaranteed account or to any sub-account of the separate account not to exceed 10 percent of the net premium.

Where the contractholder owns all the certificates and in certain other circumstances (for example, for split-dollar insurance programs), we will delay the allocation of net premiums to sub-accounts or the guaranteed account for a period of 10 days after certificate issue to reduce market risk during this "free look" period. Net premiums will

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be allocated to the Government Money Market Sub-Account until the end of the period. We reserve the right to similarly delay the allocation of net premiums to sub-accounts for other group-sponsored insurance programs for a period of 10 days after certificate issue or certificate change. This right will be exercised by us only when we believe economic conditions make it necessary to reduce market risk during the "free look" period. If we exercise this right, net premiums will be allocated to the Government Money Market Sub-Account until the end of the period.

We reserve the right to restrict the allocation of net premiums to the guaranteed account for certificates under some group-sponsored insurance programs. For these certificates, the maximum allocation of net premiums to the guaranteed account will range from 10 percent to 50 percent of the net premium.

If mandated by applicable law, we may be required to reject a premium payment until instructions are received from appropriate regulators. We also may be required to provide additional information about you and your account to government regulators.

Death Benefit and Account Values

If the certificate is in force at the time of the insured's death, upon receipt of due proof of death, we will pay the death benefit proceeds of the certificate based on the death benefit option elected for the certificate.

There is a level death benefit ("Option A") and a variable death benefit ("Option B"). The death benefit under either option will never be less than the current face amount of the certificate (less any unpaid monthly deductions) as long as the certificate remains in force and there are no loans. The face amount elected must be at least the minimum stated on the specifications page of the certificate.

Option A—level death benefit

The amount of the death benefit for Option A is:

•  the greater of the face amount of insurance on the date of death or the minimum death benefit on the date of death; plus

•  any premium received after the date of death; minus

•  any unpaid monthly deductions due through the month in which death occurs, and any loan principal and accrued loan interest charges.

Option B—increasing death benefit

The amount of the death benefit for Option B is:

•  the greater of the face amount of insurance on the date of death plus the account value as of the date of death, or the minimum death benefit on the date of death; plus

•  any premium received after the date of death; plus

•  any accrued loan interest credits; minus

•  any unpaid monthly deductions due through the month in which death occurs, and any loan principal and accrued loan interest charges.

The death benefit option for all certificates will initially be the death benefit option selected by the group sponsor. For certificates under some group-sponsored insurance programs, we will allow the owner to request a change in the death benefit option once, during the lifetime of the insured. For certificates where we do not allow the owner to request a change in the death benefit option, the death benefit option will remain unchanged from the group sponsor's initial selection. The current death benefit option will be shown on the specifications page of the certificate. Changing the death benefit option may have federal income tax consequences. You should consult a tax adviser before changing the death benefit option.

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If an owner elects to change the death benefit option from Option A to Option B, the face amount under Option B will be equal to the face amount under Option A less the certificate account value on the effective date of the change.

If an owner elects to change the death benefit option from Option B to Option A, the face amount under Option A will be equal to the face amount under Option B plus the certificate account value on the effective date of the change.

The minimum death benefit is an amount determined by us that is required to preserve the qualification of the certificate as a life insurance policy as defined by Section 7702 of the Internal Revenue Code. The minimum death benefit is a percentage of the account value. The percentage depends on the test used in determining the qualification of life insurance.

At issue, the group sponsor may choose between two tests that may be used to determine if a certificate qualifies as life insurance as defined by Section 7702 of the Code. Once a test is selected for a certificate, it shall remain unchanged for that certificate. The two tests are the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. The test selected will determine how the death benefit is calculated in the event the account value or the premiums paid exceed certain limits established under Section 7702. For a more detailed discussion of these two tests please see the Statement of Additional Information.

Change in face amount

Subject to certain limitations set forth below, an owner may increase or decrease the face amount of a certificate. A written request must be sent directly to us for a change in the face amount. The face amount may also change due to a change in death benefit option. (See "Death Benefit and Account Values".) A change in the face amount will affect the net amount at risk which affects the cost of insurance charge. (See "Charges".) In addition, a change in the face amount of a certificate may result in a material change in the certificate that may cause it to become a modified endowment contract or may have other adverse federal income tax consequences. More information on this subject and possible federal income tax consequences of this result is provided under the "Federal Tax Status" section. You should consult a tax adviser before changing the face amount of a certificate.

Increases If an increase in the current face amount is applied for, we reserve the right to require evidence of insurability from the insured. The increase will become effective on the monthly anniversary on or following approval of the change or on any other date mutually agreed upon between the owner and us. Although an increase need not necessarily be accompanied by an additional premium (unless it is required to meet the next monthly deduction), the net cash value in effect immediately after the increase must be sufficient to cover the next monthly deduction.

With respect to premiums allocated to an increase, the owner will have the same "free look," conversion, and refund rights with respect to an increase as with the initial purchase of the owner's certificate. (See "Free Look".)

Decreases Any decrease in the face amount will become effective on the monthly anniversary on or following our receipt of the written request. However, the amount of insurance on any insured may not be reduced to less than the minimum face amount indicated on the specifications page which is attached to the owner's certificate. Generally, this amount will be at least $10,000. If, following a decrease in face amount, the certificate would not comply with the maximum premium limitations required by federal tax law (see "Federal Tax Status"), the decrease may be limited or the account value may be returned to the owner (at the owner's election), to the extent necessary to meet these requirements.

Changes in Face Amount Due to a Change in Death Benefit Option Changes in the face amount of insurance due to a change in death benefit option are effective on the monthly certificate anniversary on or following our receipt of the written request or on any other date mutually agreed upon between the owner and us.

Payment of death benefit proceeds

The amount payable as death proceeds upon the insured's death will be determined according to the death benefit option elected for the certificate. The death benefit proceeds will also include any amounts payable under any riders.

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If a rider permitting the accelerated payment of death benefit proceeds has been added to the certificate, the death benefit may be paid in a single lump sum prior to the death of the insured and may be less than otherwise would be paid upon the death of the insured. (See "Additional Benefits".)

Death benefit proceeds will ordinarily be paid within seven days after we receive all information required for such payment, including due proof of the insured's death. Payment may, however, be postponed in certain circumstances. Interest will be paid on the death benefit from the date of the insured's death until the date of payment. Interest will also be paid on any charges taken under the certificate since the date of death, from the date the charge was taken until the date of payment. Interest will be at an annual rate determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law, whichever is greater. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Death benefit proceeds will be paid to the surviving beneficiary specified on the signed application or as subsequently changed. The owner may arrange for death benefit proceeds to be paid in a single lump sum or under one of the optional methods of settlement described below.

When no election for an optional method of settlement is in force at the death of the insured, the beneficiary may select one or more of the optional methods of settlement at any time before death benefit proceeds are paid. (See "Settlement Options".)

An election or change of method of settlement must be in writing. A change in beneficiary revokes any previous settlement election.

Account values

The certificate provides the owner certain account value benefits. Subject to certain limitations, the owner may obtain access to the net cash value portion of the account value of the certificate. The owner may borrow against the certificate's loan value and may surrender the certificate in whole or in part. The owner may also transfer the net cash value between the guaranteed account and the sub-accounts of the separate account or among the sub-accounts of the separate account.

We will send the owner a report each year advising the owner of the certificate's account value, the face amount and the death benefit as of the date of the report. It will also summarize certificate transactions during the year, including premiums paid and their allocation, certificate charges, loan activity and the net cash value. It will be as of a date within two months of its mailing. We will also, upon the owner's request, send the owner an additional statement of past transactions at any time for a $15 fee, which will be deducted from the portion of account value that the owner specifies.

Also, upon request made to us at our home office, we will provide information on the account value of a certificate to the owner. Such requests may be in writing, by telephone, by facsimile transmission or any other method made available by us under the group-sponsored insurance program. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

Determination of the Guaranteed Account Value The guaranteed account value is the sum of all net premium payments allocated to the guaranteed account. This amount will be increased by any interest, experience credits (see the Statement of Additional Information for a detailed discussion), loan repayments, loan interest credits and transfers into the guaranteed account. This amount will be reduced by any certificate loans, loan interest charged, partial surrenders, transfers into the sub-accounts of the separate account and charges assessed against the owner's guaranteed account value. Interest is credited on the guaranteed account value of the certificate at a rate of not less than the minimum guaranteed annual rate, compounded annually. For group-sponsored programs effective prior to May 1, 2011, the guaranteed minimum annual rate is 3 percent. For group-sponsored programs effective on or after May 1, 2011, the guaranteed minimum annual rate is 1.5 percent. If agreed to by Securian Life and the contractholder, the minimum guaranteed annual rate for any specific group contract may be higher than the minimum annual rates provided here. We guarantee the minimum rate for the life of the certificate without regard to the actual experience of the guaranteed account. As conditions permit, we may credit additional amounts of interest to the guaranteed account value. The owner's guaranteed account value is guaranteed by us. It cannot be reduced by any investment experience of the separate account.

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Upon termination of a group contract, we reserve the right to complete the distribution of account values attributable to the guaranteed account over a period of time determined by us, but not more than six months. This delayed distribution does not in any way continue or extend any insurance that has otherwise terminated due to termination of a group contract.

Determination of the Separate Account Value The certificate's separate account value is determined separately. The separate account value is not guaranteed. The determination of the separate account value is made by multiplying the current number of sub-account units credited to a certificate by the current sub-account unit value for each sub-account in which the owner is invested. A unit is an accounting device used to measure a certificate's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive the owner's premium at our home office.

Once determined, the number of units credited to the owner's certificate will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent periodic or lump sum net premiums, experience credits and transfers to that sub-account. The number of additional units credited is determined by dividing the net premiums, experience credits, loan interest credits and transfers to that sub-account by the then current unit value for that sub-account. The number of units of each sub-account credited to the owner's certificate will be decreased by certificate charges to the sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account. The reduction in the number of units credited is determined by dividing the deductions to that sub-account, loans and loan interest charges, transfers from that sub-account and withdrawals from that sub-account by the then current unit value for that sub-account. The number of sub-account units will decrease to zero on a certificate surrender.

Unit Value The unit value of a sub-account will be determined on each valuation date. A valuation date is each date on which a Fund Portfolio is valued. A valuation period is the period between successive valuation dates measured from the time of one determination to the next. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

Net Investment Factor The net investment factor for a valuation period is the gross investment rate for such valuation period. The gross investment rate is equal to:

•  the net asset value of a Portfolio share held in the sub-account of the separate account determined at the end of the current valuation period; plus

•  the per share amount of any dividend or capital gains distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

•  the net asset value of the Portfolio share held in the sub-account determined at the end of the preceding valuation period.

We reserve the right to deduct a charge against the separate account assets, or make other provisions for, any additional tax liability we may incur with respect to the separate account or the certificates, to the extent that those liabilities exceed the amounts recovered through the deduction from premiums for premium taxes and federal taxes.

Daily Values We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 4:00 p.m. Eastern Time, but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of a Funds' portfolio securities will not materially affect the current net asset value of such Funds' shares, (ii) days during which no shares of a Fund are tendered for redemption and no order to purchase or sell such Funds' shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading.

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Surrenders, Withdrawals and Transfers

The owner may request a surrender of or a withdrawal from the certificate at any time while the insured is living. To make a surrender or withdrawal, the owner must send us a written request at our home office. The owner will be paid a net cash value, computed as of the end of the valuation period during which we receive the request at our home office. Surrender and withdrawal requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a surrender or withdrawal request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. In the case of a surrender, the payment can be in cash or, at the option of the owner, can be applied to a settlement option. A surrender or withdrawal may have federal income tax consequences. (See "Federal Tax Status".)

A withdrawal of the net cash value of the certificate is permitted in any amount equal to at least the minimum established for certificates under the group contract. The minimum will never exceed $500. The maximum withdrawal is equal to 100% of the net cash value. We reserve the right to limit the number of withdrawals to one per certificate month, change the minimum amount for withdrawals, limit the frequency of withdrawals, or restrict or prohibit withdrawals from the guaranteed account. A withdrawal will cause a decrease in the face amount equal to the amount withdrawn if the current death benefit option for the certificate is Option A (level death benefit). A withdrawal has no effect on the face amount if the current death benefit option for the certificate is Option B (variable death benefit). However, since the account value is reduced by the amount of the withdrawal, the death benefit is reduced by the same amount, as the account value represents a portion of the death benefit proceeds.

On a withdrawal, the owner may designate the sub-accounts of the separate account from which a withdrawal is to be taken or whether it is to be taken in whole or in part from the guaranteed account. Otherwise, withdrawals will be deducted from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value. We reserve the right to restrict or prohibit withdrawals from the guaranteed account. We will tell the owner, on request, what amounts are available for a withdrawal under the certificate.

A transaction charge will be deducted from the net cash value in connection with a withdrawal for certificates under some group contracts. The amount of the charge will never exceed the lesser of $25 or 2 percent of the amount withdrawn. The charge will be allocated to the guaranteed account value and the separate account value in the same proportion as those values bear to the net cash value and, as to the separate account value, from each sub-account in the same proportion that the sub-account value of each such sub-account bears to the separate account value.

Transfers

The certificate allows for transfers of the net cash value among the available sub-accounts of the separate account, and from the guaranteed account to the sub-accounts. Transfers of the net cash value from the sub-accounts to the guaranteed account are available for certificates that allow for premium allocations to the guaranteed account. Transfers may be made in writing, by telephone or through any other method made available by us under the group-sponsored insurance program.

There are restrictions to such transfers. The amount to be transferred to or from a sub-account of the separate account or the guaranteed account must be at least $250. If the balance in the guaranteed account or in the sub-account from which the transfer is to be made is less than $250, the entire account value attributable to that sub-account or the guaranteed account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining amount in the sub-account with the amount transferred. We also reserve the right to limit the number of transfers to one per certificate month.

Market Timing This policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your certificate can disrupt the efficient management of the underlying portfolios and their

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investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term certificate owners invested in affected portfolios who do not generate such expenses. It is the policy of Securian Life to discourage market timing and frequent transfer activity, and, when Securian Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this certificate if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for certificate owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of—or otherwise modify, condition or terminate—any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by you or other certificate owners is or would be to the disadvantage of other certificate owners. Any new restriction that we would impose will apply to your certificate without regard to when you purchased it. We also reserve the right to implement and administer restrictions and charge you for any fees, including redemption fees, that may be imposed by an underlying portfolio attributable to transfers in your certificate and, promptly upon request from an underlying portfolio, to provide certain information to the portfolio or its designee about your trading activities. You should read the Portfolio prospectuses for more details. The following factors will be considered in determining whether to implement and administer any restrictions and in assessing any fees:

•  the dollar amount of the transfer(s);

•  whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

•  whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

•  the number of transfers in the previous calendar quarter;

•  whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon detection of any further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your certificate will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, certificate owners and other persons with interests under the certificates should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual certificate owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific certificate owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging. The Funds may also have their own policies and procedures described in their prospectuses that are designed to limit market timing or other frequent trading activity. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an owner's tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a portfolio(s). You should read the Portfolio prospectuses for more details.

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In our sole discretion, we may revise our policies and procedures to detect and deter market timing and other frequent transfer activity at any time without prior notice.

Guaranteed Account Transfer Restrictions There are additional restrictions to transfers involving the guaranteed account. For group-sponsored insurance programs where the certificates do not allow for premium allocations to the guaranteed account, the owner may not transfer amounts into the guaranteed account.

The following restrictions apply to group-sponsored insurance programs where the guaranteed account is available for premium allocations, to group-sponsored insurance programs where the contractholder owns all the policies and in certain other circumstances (for example, for split-dollar insurance programs). The maximum amount of net cash value to be transferred out of the guaranteed account to the sub-accounts of the separate account at any one time may be limited to 20 percent (or $250 if greater) of the guaranteed account value. Transfers to or from the guaranteed account may be limited to one such transfer per certificate year. We may further restrict transfers from the guaranteed account by requiring that the request is received by us or postmarked in the 30-day period before or after the last day of the certificate anniversary. The certificate anniversary is the same day and month in each succeeding year as the certificate date, or the same day and month in each succeeding year as the date agreed to between the contractholder and us. The certificate anniversary is shown on the specifications page attached to the certificate. The certificate date is the first day of the calendar month on, or following, the issue date. This is the date from which certificate years and certificate months are measured. A certificate month is equal to a calendar month. A certificate year is a period of one year measured from the certificate date and from each successive certificate anniversary. Requests for transfers which meet these conditions would be effective after we approve and record them at our home office.

Other Transfer Information For transfers out of the separate account or among the sub-accounts of the separate account, we will credit and cancel units based on the sub-account unit values as of the end of the valuation period during which the owner's request is received at our home office. Transfer requests received before the New York Stock Exchange closes for regular trading receive same-day pricing. If we receive a transfer request at or after the New York Stock Exchange closes (usually 3:00 p.m. Central Time) for regular trading, we will process the order using the unit values for the sub-accounts determined at the close of the next regular trading session of the New York Stock Exchange. Transfers from the guaranteed account will be dollar amounts deducted at the end of the day on which the transfer request is approved at our home office.

A transfer is subject to a transaction charge. Currently, no such charge is imposed on a transfer, but a charge, up to a maximum of $10 per transfer, may be imposed in the future.

The owner's instructions for transfer may be made in writing or the owner, or a person authorized by the owner, may make such changes by telephone. To do so, the owner may call us at 1-800-815-7636 during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. Owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission. Our FAX number is 1-651-665-1542.

We may make other electronic transfer capabilities available to certificate owners under some group-sponsored insurance programs. We will employ reasonable procedures to satisfy ourselves that instructions received from certificate owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require certificate owners to identify themselves in electronic transactions through certificate numbers or such other information as we may deem to be reasonable. We record electronic transfer instructions and we provide the certificate owners with a written confirmation of the electronic transfers.

Transfers made pursuant to a telephone call or other electronic means are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, owners may experience difficulty in implementing a telephone or other electronic transfer due to a heavy volume of network usage. In such a circumstance, owners should consider submitting a written transfer request while continuing to attempt an electronic redemption. For more information on electronic transfers, contact us.

Although we currently intend to continue to permit transfers in the foreseeable future, the certificate provides that we may modify the transfer privilege by changing the minimum amount transferable, by altering the frequency of transfers, by imposing a transfer charge, by prohibiting transfers, or in such other manner as we may determine at our discretion. For more information on transactions related to your policy, you may contact us at 1-800-815-7636.

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Loans

The owner may borrow from us using only the certificate as the security for the loan. The owner may borrow up to an amount equal to (a) less (b), where (a) is 90 percent of the owner's account value and (b) is any outstanding certificate loans plus accrued loan interest charges. A loan taken from or secured by a certificate may have federal income tax consequences. (See "Federal Tax Status".) The maximum loan amount is determined as of the date we receive the owner's request for a loan.

Any loan paid to the owner in cash must be in an amount of at least $100. We will charge interest on the loan in arrears. At the owner's request, we will send the owner a loan request form for his or her signature. The owner may also obtain a loan by telephone during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time. Should the owner make a request by telephone call or other electronic means, he or she will be asked for personal identification and certificate number. More information on the procedures to make requests by telephone call or other electronic means is provided under the "Transfers" section of this prospectus.

When the owner takes a loan, we will reduce the net cash value by the amount borrowed. This determination will be made as of the end of the valuation period during which the loan request is received at our home office. Unless the owner directs us otherwise, the loan will be taken from the guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, from each sub-account in the proportion that the sub-account value of each such sub-account bears to the owner's separate account value. The number of units to be canceled will be based upon the value of the units as of the end of the valuation period during which we receive the owner's loan request at our home office. The amount borrowed continues to be part of the account value, as the amount borrowed becomes part of the loan account value where it will accrue loan interest credits and will be held in our general account. A loan has no immediate effect on the owner's account value since at the time of the loan the account value is the sum of the guaranteed account value, separate account value and the loan account value. However, a certificate loan may have long term impact on the account value as the amount borrowed no longer participates in the investment experience of a sub-account. When a loan is to come from the guaranteed account value, we have the right to postpone a loan payment for up to six months.

If a certificate enters a grace period and if the net cash value is insufficient to cover the monthly deduction and the loan repayment, the owner will have to make a loan repayment to keep the certificate in force. We will give the owner notice of our intent to terminate the certificate and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice. There could be adverse tax consequences if the certificate lapses or is surrendered when a loan is outstanding.

Outstanding loans and accrued interest will reduce surrender value and death benefits payable.

Loan interest

The interest rate charged on a certificate loan will not exceed 8 percent per year. Interest charged will be based on a daily rate which if compounded for the number of calendar days in the year will not exceed 8 percent annually, and compounded for the number of days since loan interest charges were last updated.

The outstanding loan balance will increase as the interest charged on the certificate loan accrues. The net cash value will decrease as the outstanding loan balance increases. Loan interest charges are due at the end of the certificate month. If the owner does not pay in cash the interest accrued at the end of the certificate month, this unpaid interest will be added to the outstanding loan balance. The new loan will be subject to the same rate of interest as the loan in effect.

Interest is also credited to the amount of the certificate loan in the loan account value. Interest credits on a certificate loan shall be at a rate which is not less than 6 percent per year. Interest credited will be based on a daily rate, which if compounded for the number of calendar days in the year will be at least 6 percent annually, and compounded for the number of days since loan interest charges were last updated.

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Loan interest charges and loan interest credits are allocated monthly, at loan repayment, at certificate surrender and at death. Loan interest charges and loan interest credits are allocated to a certificate's guaranteed account value and separate account value in the same proportion that those values bear to the net cash value and, as to the separate account value, to each sub-account in the proportion that the sub-account value of each such sub-account bears to the separate account value.

Loan repayments

If the certificate is in force, the loan can be repaid in part or in full at any time before the insured's death. The loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the certificate. Any loan repayment must be at least $100 unless the balance due is less than $100. We currently accept loan repayment checks at our home office.

Loan repayments are allocated to the guaranteed account. The owner may reallocate amounts in the guaranteed account among the sub-accounts of the separate accounts, subject to the limitations in this prospectus and the certificate on such transfers. For a discussion of the transfer restrictions applicable to the guaranteed account please see the "Transfers" section of this prospectus. Loan repayments reduce the owner's outstanding loan balance by the amount of the loan repayment. Loan repayments will be applied first to interest accrued since the end of the prior certificate month. Any remaining portion of the repayment will then reduce the loan. The net cash value will increase by the amount of the loan repayment.

A loan, whether or not it is repaid, will have a permanent effect on the account value and the death benefit because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the rate credited on the loan, the account value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the rate credited on the loan, the account value will be greater than if no loan had been made.

Lapse and Reinstatement

Lapse

Unlike traditional life insurance certificates, the failure to make a premium payment following the payment of the premium which puts the certificate into force will not itself cause a certificate to lapse. Lapse will occur only when the net cash value is insufficient to cover the monthly deduction, and the subsequent grace period expires without sufficient payment being made.

The grace period is 61 days. The grace period will start on the day we mail the owner a notice that the certificate will lapse if the premium amount specified in the notice is not paid by the end of the grace period. We will mail this notice on any certificate's monthly anniversary when the net cash value is insufficient to pay for the monthly deduction for the insured. The notice will specify the amount of premium required to keep the certificate in force and the date the premium is due. If we do not receive the required amount within the grace period, the certificate will lapse and terminate without account value. Upon lapse, any outstanding loans and accrued interest is extinguished and any collateral in the loan account returned to us. If you die during the grace period an otherwise valid claim will not be denied on the grounds that coverage has lapsed. We reserve the right to deduct any outstanding premium due from the death benefit. The death benefit amount under the death benefit option in effect, at the time of the insured's death, will be paid if death occurs during the grace period.

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Reinstatement

A lapsed certificate may be reinstated, any time within three years from the date of lapse, provided the insured is living and subject to the limitations described below. Reinstatement is made by payment of an amount that, after the deduction of premium expense charges, is large enough to cover all monthly deductions which have accrued on the certificate up to the effective date of reinstatement, plus the monthly deductions for the two months following the effective date of reinstatement. If any loans and loan interest charges are not repaid, this indebtedness will be reinstated along with the insurance. No evidence of the insured's insurability will be required during the first 31 days following lapse, but will be required from the 32nd day to three years from the date of lapse.

The account value amount on the date of reinstatement will be equal to the amount of any loans and loan interest charges reinstated, increased by the net premiums paid at the time of reinstatement.

The effective date of reinstatement will be the date we approve the signed application for reinstatement. There will be a full monthly deduction for the certificate month that includes that date.

Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to the certificate by rider. However, some group contracts may not offer each of the additional benefits described below. The descriptions below are intended to be general and the group contract, any riders, if applicable and the certificate, should be consulted. New benefit riders which are subsequently developed may also be offered under some group-sponsored insurance programs, and the terms of the riders will be identified in the certificate. The cost of any additional insurance benefits will be deducted as part of the monthly deduction and can be found in the summary table on page 8.

Accelerated Benefits Rider Provides for the accelerated payment of the insured's death benefit proceeds if the insured is terminally ill. Under the terms of the rider, the insured may also be eligible to elect the acceleration of a portion of the insured's death benefit proceeds. Eligibility requirements, minimum and maximum amounts eligible for acceleration, other limitations, and conditions for payment of accelerated benefits are described in the rider. Accelerated benefits will be paid to the insured unless the insured validly assigns them otherwise. The receipt of benefits under the rider may have tax consequences and the owner should seek assistance from a qualified tax adviser. There is no charge for this rider.

Waiver of Premium Rider Provides for the waiver of the monthly deduction while the insured is totally disabled (as defined in the rider), subject to certain limitations described in the rider. The insured must have become disabled before the age specified in the rider.

Accidental Death and Dismemberment Rider Provides additional insurance if the insured dies or becomes dismembered as a result of an accidental bodily injury, as defined in the rider. Under the terms of the rider, the additional benefits provided in the certificate will be paid upon receipt of proof by us that the death or dismemberment resulted directly from accidental injury and independently of all other causes. The death or dismemberment must occur within the timeframes specified in the rider.

Child Rider Provides for term insurance on the insured's children, as specified in the rider. To be eligible for the insurance, a child must be of eligible age as indicated in the rider and be dependent upon the insured for financial support. Under terms of the rider, the death benefit will be payable to the owner of the certificate to which the rider is attached.

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Spouse Rider May provide for term insurance on the insured's spouse, domestic partner, or children, as specified in the rider. To be eligible for the insurance, the insured's spouse, domestic partner, or children must meet the eligibility requirements indicated in the rider. The death benefit will be payable as provided in the rider. This rider may also be named Spouse, Domestic Partner, and Child Term Life Insurance Policy Rider.

Policyholder Contribution Rider Allows the contractholder to pay for all or a portion of the monthly charges under the certificate without affecting the account value which may accumulate due to employee-paid net premiums. The portion of the net premium paid by the contractholder will be allocated to the guaranteed account. On the same day such premium is allocated, the charges the contractholder intends to cover will be deducted from the guaranteed account value. There is no charge for this rider.

General Matters Relating to the Certificate

Postponement of Payments Normally, we will pay any certificate proceeds within seven days after our receipt of all the documents required for such a payment. However, we reserve the right to defer certificate payments, including loans, for up to six months from the date of the owner's request, if such payments are based upon certificate values which do not depend on the investment performance of the separate account. In that case, if we postpone a payment other than a loan payment for more than 31 days, we will pay the owner interest for the period that the payment is postponed at the greater of the minimum guaranteed annual rate or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

If we have not mailed or delivered the loan amount requested by the owner, up to a maximum of the loan value of his or her certificate, within 10 days of receipt of the loan request in our home office, we will pay interest on the loan amount. Interest will be at an annual rate determined by us, but never less than 3 percent. Interest is calculated starting on the date the loan request is received in our home office and will be due starting on the tenth day following receipt of the loan request in our home office unless the amount of interest is less than $25.00, in which case, no interest is payable. For payments based on certificate values which do depend on the investment performance of the separate account, we may defer payment: (a) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or (b) when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Payment of a surrender or withdrawal will be made as soon as possible, but not later than seven days after our receipt of the owner's written request for surrender or withdrawal. However, if any portion of the net cash value to be surrendered is attributable to a premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount the owner receives on surrender may be more or less than the total premiums paid under the certificate.

If mandated by applicable law, we may be required to block an owner's account and thereby refuse to pay any request for transfer, withdrawal, surrender, loan or death benefit proceeds until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

The Certificate The certificate, the attached signed application, endorsements, any signed application for an increase in face amount and any signed application for reinstatement constitute the entire contract between the owner and us.

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All statements made by the owner or insured in the signed application are considered representations and not warranties. No statement made by the insured will be used to contest his or her coverage unless a copy of the signed statement is or has been furnished to the insured or to the insured's beneficiary. The beneficiary is the person(s) named in a signed application for insurance or by later designation to receive certificate proceeds in the event of the insured's death. A beneficiary may be changed as set forth in the certificate and this prospectus. Any change to the certificate must be approved in writing by the President, a Vice President, Secretary or an Assistant Secretary of Securian Life. No agent has the authority to alter or modify any of the terms, conditions or agreements of the certificate or to waive any of its provisions.

Control of Certificate  The insured will be considered the owner of the certificate unless another person is shown as the owner in the signed application. Ownership may be changed, however, by assigning the certificate as described below. The owner is entitled to all rights provided by the certificate, prior to its maturity date. After the maturity date, the owner cannot change the payee nor the mode of payment, unless otherwise provided in the certificate. Any person whose rights of ownership depend upon some future event will not possess any present rights of ownership. If there is more than one owner at a given time, all must exercise the rights of ownership. If the owner should die, and the owner is not the insured, the owner's interest will go to his or her estate unless otherwise provided.

Maturity A certificate of insurance under the group contract matures in an amount equal to the certificate's net cash value upon the insured's 95th birthday.

Beneficiary The owner may name one or more beneficiaries on the signed application to receive the death benefit. The owner may choose to name a beneficiary that the owner cannot change without the beneficiary's consent. This is called an irrevocable beneficiary. If the owner has not named an irrevocable beneficiary, the owner has reserved the right to change the beneficiary by filing a subsequent written request with us. In that event, we will pay the death benefit to the beneficiary named in the most recent change of beneficiary request as provided for in the certificate.

If a beneficiary dies before the insured, that beneficiary's interest in the certificate ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the proceeds. If no beneficiary survives the insured we will pay the proceeds according to the following order of priority identified in the group contract.

Change of Beneficiary If the owner has reserved the right to change the beneficiary, the owner can file a written request with us to change the beneficiary. If the owner has named an irrevocable beneficiary, the written consent of the irrevocable beneficiary will be required. The owner's written request will not be effective until it is recorded in our home office records. After it has been so recorded, it will take effect as of the date the owner signed the request.

However, if the insured dies before the request has been so recorded, the request will not be effective as to those proceeds we have paid before the owner's request was so recorded.

Settlement Options The death benefit proceeds of a certificate will be payable if we receive due proof of the insured's death while it is in force. The proceeds will be paid in a single sum unless a settlement option has been selected.

We will pay interest on the death benefit of single sum death proceeds from the date of the insured's death until the date of payment at an annual rate to be determined by us, but never less than the minimum guaranteed rate, compounded annually, or the minimum rate required by state law. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

The proceeds of a certificate may be paid in other than a single sum and the owner may, during the lifetime of the insured, request that we pay the proceeds under one of the certificate's settlement options. We may also use any other method of payment acceptable to both the owner and us. Unless the owner elects otherwise, a beneficiary may select a settlement option after the insured's death. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right.

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Each settlement option is payable in fixed amounts as described below. A person electing a settlement option will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. The payments do not vary with the investment performance of the separate account.

•  Interest Payments This option will provide payment of interest on the proceeds at such times and for a period that is agreeable to the person electing the settlement option and us. Withdrawal of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

•  Fixed Period Annuity This is an annuity payable in monthly installments for a specified number of years, from one to twenty years. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown on the settlement option agreement.

•  Life Annuity This is an annuity payable monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied would be shown in the settlement option agreement. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

•  Payments of a Specified Amount This is an annuity payable in a specified amount until the proceeds and interest are fully paid.

The minimum amount of interest we will pay under any settlement option will never be less than the minimum guaranteed annual rate, compounded annually, or the minimum rate required by state law, whichever is greater. For group-sponsored programs implemented prior to May 1, 2010, the minimum guaranteed annual rate is 3 percent. For group-sponsored programs implemented on or after May 1, 2010, the minimum guaranteed annual rate is the minimum rate required by state law.

Even if the death benefit under a certificate is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the death of the insured are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.

You may also, if eligible, choose to place the proceeds in a Legacy Account. A Legacy Account is an interest bearing account payable to you. You have control over the money in the Legacy Account and can make withdrawals, up to the full value of the account, anytime without penalty or loss of interest. The assets backing the funds in your Legacy Account will be held by us in our general account and are not guaranteed by the Federal Deposit Insurance Corporation. If you choose to use a Legacy Account, account information, along with a book of drafts will be sent to you. When you write a draft, the financial institution that administers the account accesses our general account to fund your draft request. The financial institution provides recordkeeping and draft clearing services only, it does not maintain any of your funds. As part of our general account, the Legacy Account is backed by the financial strength and claims paying ability of Securian Life, although it is subject to the claims of our creditors.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.

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Federal Tax Status

Introduction

This discussion of federal income taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). We have not attempted to consider any applicable state or other tax laws.

Taxation of Securian Life and the Securian Life Variable Universal Life Account

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the separate account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the separate account or on capital gains arising from the separate account's activities. The separate account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the separate account or from premium payments for any federal, state or local taxes (other than state premium taxes and federal taxes under OBRA) that we incur that may be attributable to such account or to the policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the separate account or the policies.

In calculating our corporation income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, for the purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax status of certificates

Under Section 7702 of the Code, life insurance contracts such as the certificates will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied.

However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a certificate issued in respect of a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a certificate issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a certificate would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a certificate does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a certificate to comply with Section 7702.

Diversification of investments

Diversification of investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the separate account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The separate account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the separate account

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owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire certificate could be disqualified as a life insurance contract under the Code due to the failure of the separate account to be deemed to be "adequately diversified."

Owner control

In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the separate account assets.

In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a certificate owner will not result in any certificate owner being treated as the owner of the assets of the separate account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the policy or certificate as necessary to attempt to prevent a certificate owner from being considered the owner of a pro rata share of the assets of the separate account.

The following discussion assumes that the certificate will qualify as a life insurance contract for federal income tax purposes.

Tax treatment of policy benefits

On the death of the insured, the death benefit provided by a certificate should generally be excludable from the gross income of the beneficiary as provided under Section 101(a) of the Code. The owner is not currently taxed on any part of the inside build-up of cash value until the owner actually receives cash from the certificate. However, taxability may also be affected by the individual's contributions to the certificate and prior certificate activity. We also believe that certificate loans will be treated as indebtedness and will not be currently taxable as income to the certificate owner so long as your certificate is not a modified endowment contract as described below. However, the tax consequences associated with loans are less clear where the spread between the interest rate charged on the loan and the interest rate credited under the certificate is very small. A tax adviser should be consulted about such loans. Whether a modified endowment contract or not, the interest paid on certificate loans will generally not be tax deductible. An owner should consult a competent tax adviser before deducting any loan interest. In addition, default of any loan under the certificate may result in taxable income and/or tax penalties.

There may also be adverse tax consequences when a certificate with a certificate loan is lapsed or surrendered. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

A complete surrender or partial surrender may have tax consequences. On surrender, an owner will generally not be taxed on values received except to the extent that they exceed the gross premiums paid under the certificate, reduced by any previously received excludable amounts ('investment in the certificate"). An exception to this general rule occurs in the case of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the certificate in the first 15 years after the certificate is issued and that results in a cash distribution to the owner in order for the certificate to continue to comply with the Section 7702 definitional limits. In that case, such distribution may be taxed in whole or in part as ordinary income (to the extent of any gain in the certificate) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a certificate or when benefits are paid at a certificate's maturity date, if the amount received plus the amount of any certificate loan exceeds the total investment in the certificate, the excess will generally be treated as ordinary income, subject to tax.

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Modified endowment contracts

It should be noted, however, that the tax treatment described above is not available for certificates characterized as a modified endowment contract. In general, certificates with high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that cumulative premiums paid on a life insurance certificate during the first seven contract years cannot exceed the sum of the net level premiums which would be paid under a seven-pay life certificate. If those cumulative premiums exceed the seven-pay life premiums, the certificate is a modified endowment contract.

Modified endowment contracts are treated as life insurance contracts with respect to the tax treatment of death proceeds and to the extent that the inside build-up of account value is not taxed on a yearly basis. However, any amounts received by the owner, such as loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the certificate). This tax treatment includes a 10 percent penalty tax which is imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the date on which the owner attains age 59 1/2, or is attributable to the certificate owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the certificate owner or the joint lives of the certificate owner and beneficiary.

The modified endowment contract rules apply to all contracts entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a certificate that is received in exchange for a modified endowment contract.

It should be noted, in addition, that a certificate which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. When a material change occurs, appropriate adjustments shall be made in determining whether such a certificate meets the seven-pay test by taking into account the previously existing cash surrender value. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into a certificate which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven certificate years. If there is a reduction in the benefits under the certificate during the first seven certificate years at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the certificate had originally been issued at the reduced face amount.

To prevent your certificate from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits.

In rare circumstances, if we receive and allocate your premium before its due date, your certificate will become a modified endowment contract. To prevent your certificate from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed account or sub-accounts of the Variable Universal Life Account.

If a certificate becomes a modified endowment contract, distributions that occur during the certificate year it becomes a modified endowment contract and any subsequent certificate year will be taxed as distributions from a modified endowment contract. Distributions from a certificate within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the certificate's flexibility, classification of a certificate as a modified endowment contract will depend upon the circumstances of each certificate. Accordingly, a prospective certificate owner should contact a tax adviser before purchasing a certificate to determine the circumstances under which the certificate would be a modified endowment contract. An owner should also contact a tax adviser before paying any lump sum premiums or making any other change to, including an exchange of, a certificate to determine whether that premium or change would cause the certificate (or the new certificate in the case of an exchange) to be treated as a modified endowment contract.

Multiple policies

All modified endowment contracts issued by us (or an affiliated company) to the same owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount

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includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance certificate received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

Withholding

To the extent that certificate distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect however, not to have tax withheld from distributions.

Business uses of policy

The certificate may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a certificate in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Other taxes

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of certificate proceeds depend upon the circumstances of each certificate owner or beneficiary.

Employer-owned life insurance contracts

The Pension Protection Act of 2006 added section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. The rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-individual owners and business beneficiaries of policies

If a certificate is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the certificate. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a certificate, this certificate could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of a certificate, or before a business (other than a sole proprietorship) is made a beneficiary of a certificate.

Split-dollar arrangements

The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

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Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of that date, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing certificate, or the purchase of a new certificate, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax

There may also be an indirect tax upon the income in a certificate or the proceeds of a certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Estate, gift and generation-skipping transfer taxes

The transfer of the certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the certificate owner's estate for purposes of federal estate tax if the insured owned the certificate. If the certificate owner was not the insured, the fair market value of the certificate would be included in the certificate owner's estate upon the owner's death. The certificate would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the certificate owner. Regulations issued under the Code may require us to deduct the tax from your certificate, or from any applicable payment, and pay it directly to the IRS. A competent tax adviser should be consulted for further information.

Tax Cuts and Jobs Act

The Tax Cuts and Jobs Act ("TCJA") signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Tax shelter regulations

Prospective owners that are corporations should consult a tax advisor about the treatment of life insurance contracts under the Treasury Regulations applicable to corporate tax shelters.

Medicare tax on investment income

Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

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Life insurance purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life insurance purchases by nonresident aliens and foreign corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance contract purchase.

Distributions of Certificates

The group contract and certificates will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial ("Selling Firms"). Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota and acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

The amount of commission received by an individual registered representative in connection with the sale of a group contract or certificate is determined by his or her broker-dealer. In the case of a group contract or certificate sold by registered representatives of Securian Financial, commissions are paid, if at all, directly to such registered representatives by Securian Life as agent for Securian Financial. Compensation based on such sales may also be paid to general agents of Securian Life who are also Securian Financial registered representatives. In the case of a group contract or certificate sold by a registered representative of a Selling Firm, commissions are paid directly to the Selling Firms. The commissions and compensation described in this section, and the payments to broker-dealers described below, do not result in charges against the group contract or certificates that are in addition to the charges described elsewhere in this prospectus.

Commissions to any registered representatives, whether such registered representatives are registered with Selling Firms or Securian Financial on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year. In addition to commission payments to registered representatives of Securian Financial Services, Securian Life or its affiliates may also make certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs) available to its employees or full-time life insurance agents.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to

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be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware.

All of the compensation described here, and other compensation or benefits provided by Securian Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present the policies described in this prospectus over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.

Payments made by underlying mutual funds

Securian Life pays the costs of selling the group contract and certificates, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Securian Life (or Securian Life affiliates) a fee for the purpose of reimbursing Securian Life for the costs of certain distribution or operational services that Securian Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account. These payments decrease a fund's investment return.

In addition, payments may be made pursuant to service/administration agreements between Securian Life (or Securian Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Securian Life or its affiliates for such things as Securian Life's aggregation of all certificate owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the group contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Securian Life. Service and administrative payments received by Securian Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Owners, through their indirect investment in the funds, bear the costs of the investment advisory fees that mutual funds pay to their respective investment advisers. As described above, an investment adviser of a fund, or its affiliates, may make payments to Securian Life and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets.

Securian Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the group contract and certificates. Without these payments, certain group contract and certificate charges would likely be higher than they are currently. All of the underlying mutual funds offered in the group contract and certificates currently pay 12b-1 fees to Securian Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Securian Life.

Securian Life considers profitability when determining the charges in these group contract and certificates. In early contract years, Securian Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Securian Life does, however, anticipate earning a profit in later contract years. In general, Securian Life's profit will be greater the longer a certificate is held and the greater a certificate's investment return.

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Other Matters

Cybersecurity

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting the group contract or the certificates due to cyber-attacks or information security breaches in the future.

Legal proceedings

Securian Life, like other life insurance companies, is ordinarily involved in litigation. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on: the separate account; Securian Financial to perform its underwriting contract with the separate account; or the ability of Securian Life to meet its obligations under the Policy.

Registration statement

We have filed a Registration Statement under the Securities Act of 1933, as amended, with the Securities and Exchange Commission with respect to the group contracts and certificates offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the separate account, Securian Life, and the certificates. Statements contained in this prospectus as to the contents of certificates and other legal instruments are summaries, and reference is made to such instruments as filed.

Financial statements

The complete financial statements of the separate account and Securian Life can be found in the Statement of Additional Information. The Statement of Additional Information is available from us at your request.

To request a Statement of Additional Information call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company at 400 Robert Street North, St. Paul, Minnesota 55101.

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Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Securian Life Variable Universal Life Account, the group contract and the certificates is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a free copy of the Statement of Additional Information, a personalized illustration or any information about your certificate call us at 1-800-815-7636 or write to us at: Securian Life Insurance Company at 400 Robert Street North, St. Paul, Minnesota 55101.

Information about Securian Life Variable Universal Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

Investment Company Act No. 811-21859

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SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Securian Life Insurance Company

400 Robert Street North

Saint Paul, Minnesota 55101

651-665-3500

Securian Life Insurance Company

400 Robert Street North

Saint Paul, Minnesota 55101

(Name and Address of Agent for Service)

STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2019

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the current prospectus, which may be obtained by calling Securian Life Insurance Company at 1-800-815-7636, or writing to Securian Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus, group contract and certificates are incorporated into this Statement of Additional Information by reference.

Table of Contents

General Information and History
Premiums
Additional Information About Operation of Contracts and Registrant
Underwriters
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are a wholly-owned subsidiary of Securian Financial Group, Inc., a Delaware corporation and a sister company to Minnesota Life Insurance Company, (“Minnesota Life”) incorporated in and having its principal office at 400 Robert Street North, Saint Paul, Minnesota 55101. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Securian Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a  wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. We are licensed to conduct a life insurance business in all states.

The Securian Life Variable Universal Life Account was established on December 1, 2004, by our Board of Directors in accordance with certain provisions of the Minnesota law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission under the Investment Company Act of 1940. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the separate account. The obligations to certificate owners and beneficiaries arising under the certificates are general corporate obligations of Securian Life and thus our general assets back the certificates. The Minnesota law under which the separate account was established provides that the assets of the separate account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance certificates for which the separate account was established. The investment performance of the separate account is entirely independent of both the investment performance of our guaranteed account and of any other separate account which we may have established or may later establish.

PREMIUMS

Premiums for the certificates will not be the same for all owners. Charges will vary based on the group-sponsored insurance program under which the certificate is issued. We will determine charges pursuant to our established actuarial procedures, and in doing so we will not discriminate unreasonably or unfairly against any person or class of persons. The charges (other than cost of insurance rates) for certificates under a group-sponsored insurance program are shown on the specifications page of the certificate.

A premium must be paid to put a certificate in force, and may be remitted to us by the group contractholder on behalf of the owner. Generally, premium payments  for certificates under group-sponsored insurance programs are regularly deducted by an employer from the certificate owner’s paycheck. If an owner’s insurance is continued following loss of the insured’s eligibility under the group-sponsored insurance program (requirements for continuation are described in the certificate and prospectus), we will accept direct premium payments from the owner by check or electronic funds transfer from a checking or savings account. If an owner in such a situation elects to remit premiums by check, we will send a premium notice for the premium due to the owner’s address on record. If an owner elects to remit premiums by electronic funds transfer, we will deduct the premium due from the checking or savings account monthly on the date specified by the owner.

The initial premium for a certificate must cover the premium expense charges and the first month’s deductions. Premiums paid after the initial premium may be in any amount. A premium must be paid when there is insufficient net cash value to pay the monthly deduction necessary to keep the certificate in force. In this situation, we will send the owner a notice that a premium payment is required.

When the certificate is issued, the certificate’s specifications page may show premium payments scheduled and the amounts of those payments. However, the owner may elect to skip or omit making those premium payments. The certificate does not obligate the owner to pay premiums in accordance with a premium schedule.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Securian Life provides accounting oversight, financial reporting, legal and other administrative services. State Street Bank and Trust provides additional accounting and administrative services. However, Securian Life continues to oversee State Street’s performance of these services.

CERTIFICATE CHANGES We reserve the right to limit the number of certificate changes to one per certificate year and to restrict such changes in the first certificate year. For this purpose, changes include increases or decreases in face amount. No change will be permitted that would result in the death benefit under a certificate being included in gross income due to not satisfying the requirements of Section 7702 of the Internal Revenue Code or any applicable successor provision.

CONFORMITY WITH STATUTES If any provision in a certificate is in conflict with the laws of the state governing the certificate, the provision will be deemed to be amended to conform to such laws.

CLAIMS OF CREDITORS Except as provided by law, neither the certificate nor any payment thereunder will be subject to the claims of creditors or to any legal process.

INCONTESTABILITY After a certificate has been in force during the insured’s lifetime for two years from the certificate date, we cannot contest the insurance for any loss that is incurred more than two years after the certificate date, unless the net cash value has dropped below the amount necessary to pay the insured’s cost of insurance on the insured’s life. However, if there has been an increase in the amount of insurance for which we required evidence of insurability, then, to the extent of the increase, any loss which occurs within two years of the effective date of the increase will be contestable. We may elect to waive our right to contest the insurance for any loss that is incurred within two years after the certificate issue date where the certificate replaces existing coverage.

ASSIGNMENT The certificate may be assigned. However, we will not be bound by any assignment unless it is in writing and filed at our home office in St. Paul, Minnesota. We assume no responsibility for the validity or effect of any assignment of the certificate or of any interest in it. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment. A valid assignment will take precedence over any claim of a beneficiary.

SUICIDE If the insured dies by suicide within two years of the original certificate date, our liability will be limited to an amount equal to the premiums paid for the certificate. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the cost of insurance charge attributable to that increase.

MISSTATEMENT OF AGE If the age of the insured has been misstated, the death benefit and account value will be adjusted. The adjustment will be the difference between two amounts accumulated with interest. These two amounts are:

• the monthly cost of insurance charges that were paid; and

• the monthly cost of insurance charges that should have been paid based on the insured’s correct age.

The interest rates used are the rates that were used in accumulating guaranteed account values for that time period.

EXPERIENCE CREDITS  Each year we will determine if this class of certificates and this certificate will receive an experience credit. Experience credits, if received, may be added to the owner’s account value or, if the owner elects, they may be paid in cash. Experience credits will vary based on the terms, claims experience and cost of insurance for the group-sponsored insurance program under which the group contract is issued. We will determine experience credits pursuant to our established actuarial procedures. We do not expect any experience credits will be declared.

An experience credit applied to the account value will be allocated to the guaranteed account or to the sub-accounts of the separate account in accordance with the owner’s current instructions for the allocation of net premiums. In the absence of such instructions, experience credits will be allocated to the guaranteed account value and separate account value in the same proportion that those account values bear to the net cash value and, as to the account value in the separate account, to each sub-account in the proportion that the sub-account value bears to the separate account value.

REPORTS Each year we will send the owner a report. At a minimum, the report will include the account value, the face amount, and the death benefit as of the date of the report, the premiums paid during the year, loan activity and the certificate value. The report will be sent to the owner without cost. The report will be as of a date within two months of its mailing.

DEATH BENEFIT The Cash Value Accumulation Test requires that the death benefit be greater than the account value times a specified percentage. The Guideline Premium/Cash Value Corridor Test limits the amount of premiums which may be paid in addition to requiring that the death benefit be greater than the account value times a specified percentage.  Each certificate will be tested when premiums are paid, at the end of each month and at death for compliance to the test chosen for that certificate.  Under either test, if the death benefit is not greater than the applicable percentage of the account value, or for the Guideline Premium/Cash Value Corridor Test, the premiums paid exceed the limit for the current death benefit, we will increase the face amount or return premium with interest to maintain compliance with IRC Section 7702.

For the Cash Value Accumulation Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies by the age and underwriting class of the insured. The following table contains illustrative applicable percentages for this test for the non-tobacco underwriting class:

	Applicable Percentage	Applicable Percentage
Attained	for certificates issued	for certificates issued on
Age	before January 1, 2009	or after January 1, 2009

35	433%	512%
45	311	369
55	227	376
65	172	216
75	138	179

For the Guideline Premium/Cash Value Corridor Test, the applicable percentage by which to multiply the account value to determine the minimum death benefit requirement varies only by the age of the insured. The following table contains the applicable percentages for the account value portion of this test:

Attained	Applicable	Attained	Applicable	Attained	Applicable
Age	Percentage	Age	Percentage	Age	Percentage

40 & below	250%	54	157%	68	117%
41	243	55	150	69	116
42	236	56	146	70	115
43	229	57	142	71	113
44	222	58	138	72	111
45	215	59	134	73	109
46	209	60	130	74	107
47	203	61	128	75-90	105
48	197	62	126	91	104
49	191	63	124	92	103
50	185	64	122	93	102
51	178	65	120	94	101
52	171	66	119	95	100
53	164	67	118

The premium limit under the Guideline Premium/Cash Value Corridor Test varies by the amount of the death benefit, the certificate year, age and underwriting class of the insured as well as the charges under the certificate. You may call us at 1-800-815-7636, during our normal business hours of 8:00 a.m. to 4:45 p.m., Central Time, if you would like us to calculate the maximum premium you may pay under your certificate for this test. As you increase the amount of premium you pay, you may cause your certificate to become a modified endowment contract. (See “Federal Tax Status”.)

UNDERWRITERS

The group contracts and certificates are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the policies. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The contracts and certificates are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured’s risk classification and whether to accept or reject an application for a certificate is done in accordance with our rules and standards.

Commissions to registered representatives on the sale of certificates will be premium-based, asset-based or a fixed amount. Commissions under a group-sponsored insurance program will not exceed the equivalent of 50 percent of the portion of all premiums paid in the initial year to cover the cost of insurance, 7 percent of all premiums paid in the initial year in excess of the amount to cover the cost of insurance, and 7 percent of all premiums paid after the initial year.

The commission schedule for a group-sponsored insurance program will be determined based on a variety of factors, including enrollment procedures, the size and type of the group, the total amount of premium payments to be received, any prior existing relationship with the group sponsor, the sophistication of the group sponsor, and other circumstances of which we are not presently aware. The amount paid by Securian Life to the underwriter for 2017, 2016 and 2015 was $161,800, $134,700 and $16,816, respectively.

While Securian Financial does not receive any direct compensation from Securian Life when selling a Securian Life variable product, it is reimbursed by Securian Life for compliance related costs resulting from Securian’s sales of Securian Life variable products. Securian Financial may also receive amounts from the Funds for services provided under a 12b-1 plan of distribution. For providing these distribution services, Securian Financial may receive a fee of 0.25 percent of the average daily net assets of those Portfolios of the Funds which have a 12b-1 fee.

The group contracts will be offered and sold pursuant to our underwriting procedures, in accordance with state insurance laws. Individuals who satisfy the eligibility requirements under a particular group contract may be required to submit to an underwriting procedure which requires satisfaction of underwriting requirements.

When we receive a completed application or request for an increase in face amount we may require medical evidence of insurability to determine whether the applicant is insurable. If so, we will follow certain insurance underwriting (risk evaluation) procedures. This process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed insured before a determination can be made. We may also issue certificates that do not require medical evidence of insurability. Schedules for evidence of insurability requirements may be determined for each group-sponsored insurance program and are based on a variety of factors related to the group. In determining these schedules we will not discriminate unreasonably or unfairly against any person or class of persons.

ILLUSTRATIONS

Personalized illustrations provide you with a hypothetical projection of future contract values based upon your age, sex, risk class, premiums paid, and death benefit chosen.  Upon request, we will provide an illustration based on a proposed insured’s age, face amount of insurance, premium amount and frequency of payment, and using the charges for the group-sponsored insurance program under which the individual would be insured. To request a personalized illustration or any information about your certificate call us at 1-800-843-8358 or write to us at: Minnesota Life Insurance Company at 400 Robert Street North, Saint Paul, Minnesota 55101.

FINANCIAL STATEMENTS

The financial statements and supplementary schedules of Securian Life Insurance Company (the Company) as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Securian Life Variable Universal Life Account as of December 31, 2018, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated April 2, 2019, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’S report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2018 and 2017

(With Independent Auditors’ Report Thereon)

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2018

(With Report of Independent Registered Public Accounting Firm Thereon)

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2018

KPMG LLP

4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Securian Life Insurance Company and Policy Owners of the Securian Life Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners’ equity of the sub-accounts listed in the Appendix that comprise the Securian Life Variable Universal Life Account (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes, including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2007.

Minneapolis, Minnesota
March 29, 2019

Appendix

Statement of assets, liabilities, and policy owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS® Global Growth Fund — Class 1 Shares	Morningstar Growth ETF Asset Allocation Portfolio — Class I Shares
American Funds IS® New World Fund® — Class 1 Shares	Morningstar Income and Growth Asset Allocation Portfolio — Class I Shares
Fidelity® VIP Equity-Income Portfolio — Initial Class	Securian Funds Trust — SFT Core Bond Fund — Class 2 Shares (1)
Fidelity® VIP High Income Portfolio — Initial Class	Securian Funds Trust — SFT Government Money Market Fund (1)
Ivy VIP — Balanced Class II (1)	Securian Funds Trust — SFT Index 400 Mid-Cap Fund — Class 2 Shares (1)
Ivy VIP — Core Equity Class II (1)	Securian Funds Trust — SFT Index 500 Fund — Class 2 Shares (1)
Ivy VIP — High Income Class II (1)	Securian Funds Trust — SFT International Bond Fund — Class 2 Shares (1)
Ivy VIP — International Core Equity Class II (1)	Securian Funds Trust — SFT IvySM Growth Fund
Ivy VIP — Small Cap Core Class II (1)	Securian Funds Trust — SFT IvySM Small Cap Growth Fund
Ivy VIP — Value Class II (1)	Securian Funds Trust — SFT Real Estate Securities Fund — Class 2 Shares (1)
Janus Aspen Series — Janus Henderson Forty Portfolio — Service Shares (1)	Securian Funds Trust — SFT Wellington Core Equity Fund — Class 1 Shares (1)
Janus Aspen Series — Janus Henderson Overseas Portfolio — Service Shares (1)	Vanguard® Variable Insurance Fund Diversified Value Portfolio
Morningstar Balanced ETF Asset Allocation Portfolio — Class I Shares	Vanguard® Variable Insurance Fund Total Bond Market Portfolio

(1) See Note 1 to the financial statements for the former name of the sub-account.

2

Statement of assets, liabilities, and policy owners’ equity as of December 31, 2018, statement of operations for the period from November 2, 2018 to December 31, 2018 (merger or replacement date), and the statement of changes in net assets for the period from November 2, 2018 to December 31, 2018 (merger or replacement date).

Ivy VIP — Small Cap Growth Class II

Statement of operations for the period from January 1, 2018 to November 2, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 2, 2018 (merger or replacement date).

Ivy VIP — Micro Cap Growth Class II (1)

Statement of operations for the period from January 1, 2018 to November 30, 2018 (merger or replacement date), and the statements of changes in net assets for the year ended December 31, 2017 and the period from January 1, 2018 to November 30, 2018 (merger or replacement date).

Securian Funds Trust — SFT Mortgage Securities Fund — Class 2 Shares (1)

(1) See Note 1 to the financial statements for the former name of the sub-account.

3

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2018

	Segregated Sub-Accounts*
	Amer Funds IS Glbl Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II
Assets
Investments at net asset value	$207,733	35,878	369,399	110,779	142,692	23,705
Receivable from Securian Life for policy purchase payments	15	—	23	4,414	19	11
Receivable for investments sold	—	—	—	—	—	—
Total assets	207,748	35,878	369,422	115,193	142,711	23,716

Liabilities
Payable to Securian Life for policy terminations and withdrawal payments	—	—	—	—	—	—
Payable for investments purchased	15	—	23	4,414	19	11
Total liabilities	15	—	23	4,414	19	11
Net assets applicable to policy owners	$207,733	35,878	369,399	110,779	142,692	23,705

Policy Owners’ Equity
Total policy owners’ equity	$207,733	35,878	369,399	110,779	142,692	23,705

Investment shares	8,070	1,710	18,134	22,289	19,140	2,195
Investments at cost	$210,210	33,074	365,810	117,924	153,037	24,920

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

4

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2018

	Segregated Sub-Accounts*
	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Forty SS
Assets
Investments at net asset value	$1,617	18,108	3,936	64,190	1,214	831,026
Receivable from Securian Life for policy purchase payments	—	—	—	4	11	13
Receivable for investments sold	—	—	—	—	—	—
Total assets	1,617	18,108	3,936	64,194	1,225	831,039

Liabilities
Payable to Securian Life for policy terminations and withdrawal payments	—	—	—	—	—	—
Payable for investments purchased	—	—	—	4	11	13
Total liabilities	—	—	—	4	11	13
Net assets applicable to policy owners	$1,617	18,108	3,936	64,190	1,214	831,026

Policy Owners’ Equity
Total policy owners’ equity	$1,617	18,108	3,936	64,190	1,214	831,026

Investment shares	485	1,235	291	8,355	213	25,069
Investments at cost	$1,721	18,869	4,792	52,803	1,274	895,286

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

5

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2018

	Segregated Sub-Accounts*
	Janus Henderson Overseas SS	Morningstar Balanced ETF I	Morningstar Growth ETF I	Morningstar Inc & Growth ETF I	SFT Core Bond Cl 2	SFT Govt Money Market
Assets
Investments at net asset value	$25,421	1,616	200,700	417	25,508	75,356
Receivable from Securian Life for policy purchase payments	—	—	—	2	—	954
Receivable for investments sold	—	—	—	—	—	—
Total assets	25,421	1,616	200,700	419	25,508	76,310

Liabilities
Payable to Securian Life for policy terminations and withdrawal payments	—	—	—	—	—	—
Payable for investments purchased	—	—	—	2	—	954
Total liabilities	—	—	—	2	—	954
Net assets applicable to policy owners	$25,421	1,616	200,700	417	25,508	75,356

Policy Owners’ Equity
Total policy owners’ equity	$25,421	1,616	200,700	417	25,508	75,356

Investment shares	991	172	20,314	45	11,106	75,356
Investments at cost	$27,004	1,843	224,341	455	25,281	75,356

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

6

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2018

	Segregated Sub-Accounts*
	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Real Estate Cl 2
Assets
Investments at net asset value	$304,828	614,552	20,913	501,743	16,318	61,633
Receivable from Securian Life for policy purchase payments	2	11	2	—	2	4
Receivable for investments sold	—	—	—	—	—	—
Total assets	304,830	614,563	20,915	501,743	16,320	61,637

Liabilities
Payable to Securian Life for policy terminations and withdrawal payments	—	—	—	—	—	—
Payable for investments purchased	2	11	2	—	2	4
Total liabilities	2	11	2	—	2	4
Net assets applicable to policy owners	$304,828	614,552	20,913	501,743	16,318	61,633

Policy Owners’ Equity
Total policy owners’ equity	$304,828	614,552	20,913	501,743	16,318	61,633

Investment shares	71,149	62,113	8,342	31,344	1,075	13,939
Investments at cost	$255,693	494,126	20,254	372,429	13,528	61,155

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

7

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners’ Equity

December 31, 2018

	Segregated Sub-Accounts*
	SFT Wellington Core Equity Cl 1	Vanguard VI Diversified Value	Vanguard VI Total Bond Market
Assets
Investments at net asset value	$124,056	247,143	120,292
Receivable from Securian Life for policy purchase payments	13	2	—
Receivable for investments sold	—	—	—
Total assets	124,069	247,145	120,292

Liabilities
Payable to Securian Life for policy terminations and withdrawal payments	—	—	—
Payable for investments purchased	13	2	—
Total liabilities	13	2	—
Net assets applicable to policy owners	$124,056	247,143	120,292

Policy Owners’ Equity
Total policy owners’ equity	$124,056	247,143	120,292

Investment shares	8,818	17,247	10,424
Investments at cost	$102,762	265,239	123,118

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

8

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2018

	Segregated Sub-Accounts*
	Amer Funds IS Glbl Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$2,144	441	9,114	6,148	2,251	121
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) - net	2,144	441	9,114	6,148	2,251	121

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	15,192	1,059	17,863	—	2,217	2,016

Realized gains (losses) on sales of investments
Proceeds from sales	8,219	704	32,848	25,709	26,469	6,205
Cost of investments sold	(6,785)	(532)	(27,858)	(24,037)	(28,037)	(5,778)
Realized gains (losses) on sales of investments	1,434	172	4,990	1,672	(1,568)	427
Net realized gains (losses) on investments	16,626	1,231	22,853	1,672	649	2,443

Net change in unrealized appreciation (depreciation) of investments	(39,065)	(7,331)	(65,214)	(11,397)	(7,270)	(3,638)

Realized and unrealized gains (losses) on investments - net	(22,439)	(6,100)	(42,361)	(9,725)	(6,621)	(1,195)

Net increase (decrease) in net assets resulting from operations	$(20,295)	(5,659)	(33,247)	(3,577)	(4,370)	(1,074)

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

9

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2018

	Segregated Sub-Accounts*
	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Micro Cap Growth Cl II (a)	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II (b)	Ivy VIP Value Cl II
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$92	318	—	5	—	19
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) - net	92	318	—	5	—	19

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	556	3,083	788	—	30

Realized gains (losses) on sales of investments
Proceeds from sales	449	2,011	53,179	721	—	2,021
Cost of investments sold	(437)	(1,629)	(52,978)	(667)	—	(1,994)
Realized gains (losses) on sales of investments	12	382	201	54	—	27
Net realized gains (losses) on investments	12	938	3,284	842	—	57

Net change in unrealized appreciation (depreciation) of investments	(141)	(5,018)	(11,881)	(1,301)	11,387	(106)

Realized and unrealized gains (losses) on investments - net	(129)	(4,080)	(8,597)	(459)	11,387	(49)

Net increase (decrease) in net assets resulting from operations	$(37)	(3,762)	(8,597)	(454)	11,387	(30)

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

10

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2018

	Segregated Sub-Accounts*
	Janus Henderson Forty SS	Janus Henderson Overseas SS	Morningstar Balanced ETF I	Morningstar Growth ETF I	Morningstar Inc & Growth ETF I	SFT Core Bond Cl 2
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$—	477	37	4,052	11	—
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) - net	—	477	37	4,052	11	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	127,709	—	144	19,929	17	—

Realized gains (losses) on sales of investments
Proceeds from sales	17,801	10,252	236	331,598	671	15,147
Cost of investments sold	(17,298)	(8,078)	(227)	(297,587)	(691)	(14,683)
Realized gains (losses) on sales of investments	503	2,174	9	34,011	(20)	464
Net realized gains (losses) on investments	128,212	2,174	153	53,940	(3)	464

Net change in unrealized appreciation (depreciation) of investments	(114,446)	(6,973)	(289)	(80,091)	(31)	(708)

Realized and unrealized gains (losses) on investments - net	13,766	(4,799)	(136)	(26,151)	(34)	(244)

Net increase (decrease) in net assets resulting from operations	$13,766	(4,322)	(99)	(22,099)	(23)	(244)

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

11

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2018

	Segregated Sub-Accounts*
	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$715	—	—	—	—	—
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) - net	715	—	—	—	—	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—

Realized gains (losses) on sales of investments
Proceeds from sales	177,740	20,756	68,187	13,462	16,393	2,060
Cost of investments sold	(177,740)	(9,997)	(46,155)	(12,624)	(9,557)	(1,259)
Realized gains (losses) on sales of investments	—	10,759	22,032	838	6,836	801
Net realized gains (losses) on investments	—	10,759	22,032	838	6,836	801

Net change in unrealized appreciation (depreciation) of investments	—	(50,787)	(51,675)	(535)	4,696	(1,363)

Realized and unrealized gains (losses) on investments - net	—	(40,028)	(29,643)	303	11,532	(562)

Net increase (decrease) in net assets resulting from operations	$715	(40,028)	(29,643)	303	11,532	(562)

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

12

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year or Period ended December 31, 2018

	Segregated Sub-Accounts*
	SFT Mortgage Cl 2 (c)	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Vanguard VI Diversified Value	Vanguard VI Total Bond Market
Investment income (loss) - net
Investment income distributions from underlying mutual fund	$—	—	—	6,615	2,639
Fees waived (note 3)	—	—	269	—	—
Investment income (loss) - net	—	—	269	6,615	2,639

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	12,928	223

Realized gains (losses) on sales of investments
Proceeds from sales	13,409	23,413	46,555	34,061	11,413
Cost of investments sold	(13,423)	(23,304)	(31,162)	(30,853)	(11,847)
Realized gains (losses) on sales of investments	(14)	109	15,393	3,208	(434)
Net realized gains (losses) on investments	(14)	109	15,393	16,136	(211)

Net change in unrealized appreciation (depreciation) of investments	(138)	(5,399)	(16,941)	(47,030)	(2,528)

Realized and unrealized gains (losses) on investments - net	(152)	(5,290)	(1,548)	(30,894)	(2,739)

Net increase (decrease) in net assets resulting from operations	$(152)	(5,290)	(1,279)	(24,279)	(100)

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2018 through November 2, 2018.

(b) For the period from November 2, 2018 through December 31, 2018.

(c) For the period from January 1, 2018 through November 30, 2018.

13

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2018 and 2017

	Segregated Sub-Accounts*
	Amer Funds IS Glbl Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Equity-Income IC	Fidelity VIP High lnc IC	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II
Year Ended December 31, 2017
Operations
Investment income (loss) - net	$1,753	427	6,809	6,050	2,471	101
Net realized gains (losses) on investments	6,616	416	20,688	5,934	2,439	1,224
Net change in unrealized appreciation (depreciation) of investments	41,416	8,842	21,197	(2,841)	11,922	3,138

Net increase (decrease) in net assets resulting from operations	49,785	9,685	48,694	9,143	16,832	4,463

Policy transactions (notes 3 and 6)
Policy purchase payments	21,799	1,468	27,031	20,973	12,344	4,841
Policy terminations, withdrawal payments and charges	(9,959)	(4,386)	(77,560)	(64,326)	(20,398)	(6,081)

Increase (decrease) in net assets from policy transactions	11,840	(2,918)	(50,529)	(43,353)	(8,054)	(1,240)

Increase (decrease) in net assets	61,625	6,767	(1,835)	(34,210)	8,778	3,223

Net assets at the beginning of year	151,612	32,776	402,527	147,687	148,014	21,652

Net assets at the end of year	$213,237	39,543	400,692	113,477	156,792	24,875

Year or Period Ended December 31, 2018
Operations
Investment income (loss) - net	$2,144	441	9,114	6,148	2,251	121
Net realized gains (losses) on investments	16,626	1,231	22,853	1,672	649	2,443
Net change in unrealized appreciation (depreciation) of investments	(39,065)	(7,331)	(65,214)	(11,397)	(7,270)	(3,638)

Net increase (decrease) in net assets resulting from operations	(20,295)	(5,659)	(33,247)	(3,577)	(4,370)	(1,074)

Policy transactions (notes 3 and 6)
Policy purchase payments	23,010	2,698	34,802	26,588	16,739	6,109
Policy terminations, withdrawal payments and charges	(8,219)	(704)	(32,848)	(25,709)	(26,469)	(6,205)

Increase (decrease) in net assets from policy transactions	14,791	1,994	1,954	879	(9,730)	(96)

Increase (decrease) in net assets	(5,504)	(3,665)	(31,293)	(2,698)	(14,100)	(1,170)

Net assets at the beginning of year	213,237	39,543	400,692	113,477	156,792	24,875

Net assets at the end of year or period	$207,733	35,878	369,399	110,779	142,692	23,705

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

14

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2018 and 2017

	Segregated Sub-Accounts*
	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Micro Cap Growth Cl II (a)	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II (b)	Ivy VIP Value Cl II
Year Ended December 31, 2017
Operations
Investment income (loss) - net	$265	299	—	—	—	40
Net realized gains (losses) on investments	313	1,163	195	1,279	—	368
Net change in unrealized appreciation (depreciation) of investments	(302)	3,119	4,721	(509)	—	(151)

Net increase (decrease) in net assets resulting from operations	276	4,581	4,916	770	—	257

Policy transactions (notes 3 and 6)
Policy purchase payments	514	3,583	1,616	1,032	—	1,752
Policy terminations, withdrawal payments and charges	(4,266)	(7,161)	(2,291)	(4,101)	—	(3,967)

Increase (decrease) in net assets from policy transactions	(3,752)	(3,578)	(675)	(3,069)	—	(2,215)

Increase (decrease) in net assets	(3,476)	1,003	4,241	(2,299)	—	(1,958)

Net assets at the beginning of year	4,925	20,776	55,870	6,673	—	3,293

Net assets at the end of year	$1,449	21,779	60,111	4,374	—	1,335

Year or Period Ended December 31, 2018
Operations
Investment income (loss) - net	$92	318	—	5	—	19
Net realized gains (losses) on investments	12	938	3,284	842	—	57
Net change in unrealized appreciation (depreciation) of investments	(141)	(5,018)	(11,881)	(1,301)	11,387	(106)

Net increase (decrease) in net assets resulting from operations	(37)	(3,762)	(8,597)	(454)	11,387	(30)

Policy transactions (notes 3 and 6)
Policy purchase payments	654	2,102	1,665	737	52,803	1,930
Policy terminations, withdrawal payments and charges	(449)	(2,011)	(53,179)	(721)	—	(2,021)

Increase (decrease) in net assets from policy transactions	205	91	(51,514)	16	52,803	(91)

Increase (decrease) in net assets	168	(3,671)	(60,111)	(438)	64,190	(121)

Net assets at the beginning of year	1,449	21,779	60,111	4,374	—	1,335

Net assets at the end of year or period	$1,617	18,108	—	3,936	64,190	1,214

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

15

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2018 and 2017

	Segregated Sub-Accounts*
	Janus Henderson Forty SS	Janus Henderson Overseas SS	Morningstar Balanced ETF I	Morningstar Growth ETF I	Morningstar Inc & Growth ETF I	SFT Core Bond Cl 2
Year Ended December 31, 2017
Operations
Investment income (loss) - net	$—	889	32	7,964	22	—
Net realized gains (losses) on investments	31,949	5,402	933	28,890	42	1,383
Net change in unrealized appreciation (depreciation) of investments	123,439	6,466	233	44,458	313	(15)

Net increase (decrease) in net assets resulting from operations	155,388	12,757	1,198	81,312	377	1,368

Policy transactions (notes 3 and 6)
Policy purchase payments	195,456	8,657	168	13,409	45	10,790
Policy terminations, withdrawal payments and charges	(18,301)	(44,043)	(25,612)	(13,842)	(3,547)	(31,196)

Increase (decrease) in net assets from policy transactions	177,155	(35,386)	(25,444)	(433)	(3,502)	(20,406)

Increase (decrease) in net assets	332,543	(22,629)	(24,246)	80,879	(3,125)	(19,038)

Net assets at the beginning of year	480,890	53,132	25,978	459,099	4,191	46,135

Net assets at the end of year	$813,433	30,503	1,732	539,978	1,066	27,097

Year or Period Ended December 31, 2018
Operations
Investment income (loss) - net	$—	477	37	4,052	11	—
Net realized gains (losses) on investments	128,212	2,174	153	53,940	(3)	464
Net change in unrealized appreciation (depreciation) of investments	(114,446)	(6,973)	(289)	(80,091)	(31)	(708)

Net increase (decrease) in net assets resulting from operations	13,766	(4,322)	(99)	(22,099)	(23)	(244)

Policy transactions (notes 3 and 6)
Policy purchase payments	21,628	9,492	219	14,419	45	13,802
Policy terminations, withdrawal payments and charges	(17,801)	(10,252)	(236)	(331,598)	(671)	(15,147)

Increase (decrease) in net assets from policy transactions	3,827	(760)	(17)	(317,179)	(626)	(1,345)

Increase (decrease) in net assets	17,593	(5,082)	(116)	(339,278)	(649)	(1,589)

Net assets at the beginning of year	813,433	30,503	1,732	539,978	1,066	27,097

Net assets at the end of year or period	$831,026	25,421	1,616	200,700	417	25,508

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

16

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years or Periods ended December 31, 2018 and 2017

	Segregated Sub-Accounts*
	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth
Year Ended December 31, 2017
Operations
Investment income (loss) - net	$100	—	—	—	—	—
Net realized gains (losses) on investments	—	7,007	23,349	465	6,733	1,139
Net change in unrealized appreciation (depreciation) of investments	—	36,330	97,064	(129)	94,245	2,190

Net increase (decrease) in net assets resulting from operations	100	43,337	120,413	336	100,978	3,329

Policy transactions (notes 3 and 6)
Policy purchase payments	153,650	96,456	27,990	5,483	98,040	3,331
Policy terminations, withdrawal payments and charges	(191,842)	(14,602)	(43,028)	(6,430)	(23,892)	(4,035)

Increase (decrease) in net assets from policy transactions	(38,192)	81,854	(15,038)	(947)	74,148	(704)

Increase (decrease) in net assets	(38,092)	125,191	105,375	(611)	175,126	2,625

Net assets at the beginning of year	122,319	232,705	575,783	27,980	321,996	13,371

Net assets at the end of year	$84,227	357,896	681,158	27,369	497,122	15,996

Year or Period Ended December 31, 2018
Operations
Investment income (loss) - net	$715	—	—	—	—	—
Net realized gains (losses) on investments	—	10,759	22,032	838	6,836	801
Net change in unrealized appreciation (depreciation) of investments	—	(50,787)	(51,675)	(535)	4,696	(1,363)

Net increase (decrease) in net assets resulting from operations	715	(40,028)	(29,643)	303	11,532	(562)

Policy transactions (notes 3 and 6)
Policy purchase payments	168,154	7,716	31,224	6,703	9,482	2,944
Policy terminations, withdrawal payments and charges	(177,740)	(20,756)	(68,187)	(13,462)	(16,393)	(2,060)

Increase (decrease) in net assets from policy transactions	(9,586)	(13,040)	(36,963)	(6,759)	(6,911)	884

Increase (decrease) in net assets	(8,871)	(53,068)	(66,606)	(6,456)	4,621	322

Net assets at the beginning of year	84,227	357,896	681,158	27,369	497,122	15,996

Net assets at the end of year or period	$75,356	304,828	614,552	20,913	501,743	16,318

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

17

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

 Statements of Changes in Net Assets

Years or Periods ended December 31, 2018 and 2017

	Segregated Sub-Accounts*
	SFT Mortgage Cl 2 (c)	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Vanguard VI Diversified Value	Vanguard VI Total Bond Market
Year Ended December 31, 2017
Operations
Investment income (loss) - net	$—	—	211	7,330	3,841
Net realized gains (losses) on investments	367	835	3,840	25,813	(508)
Net change in unrealized appreciation (depreciation) of investments	(141)	3,664	23,844	324	1,731

Net increase (decrease) in net assets resulting from operations	226	4,499	27,895	33,467	5,064

Policy transactions (notes 3 and 6)
Policy purchase payments	4,390	2,712	14,489	16,085	11,676
Policy terminations, withdrawal payments and charges	(4,859)	(2,721)	(16,703)	(19,547)	(77,707)

Increase (decrease) in net assets from policy transactions	(469)	(9)	(2,214)	(3,462)	(66,031)

Increase (decrease) in net assets	(243)	4,490	25,681	30,005	(60,967)

Net assets at the beginning of year	10,870	82,956	130,193	255,060	179,131

Net assets at the end of year	$10,627	87,446	155,874	285,065	118,164

Year or Period Ended December 31, 2018
Operations
Investment income (loss) - net	$—	—	269	6,615	2,639
Net realized gains (losses) on investments	(14)	109	15,393	16,136	(211)
Net change in unrealized appreciation (depreciation) of investments	(138)	(5,399)	(16,941)	(47,030)	(2,528)

Net increase (decrease) in net assets resulting from operations	(152)	(5,290)	(1,279)	(24,279)	(100)

Policy transactions (notes 3 and 6)
Policy purchase payments	2,934	2,890	16,039	20,418	13,641
Policy terminations, withdrawal payments and charges	(13,409)	(23,413)	(46,578)	(34,061)	(11,413)

Increase (decrease) in net assets from policy transactions	(10,475)	(20,523)	(30,539)	(13,643)	2,228

Increase (decrease) in net assets	(10,627)	(25,813)	(31,818)	(37,922)	2,128

Net assets at the beginning of year	10,627	87,446	155,874	285,065	118,164

Net assets at the end of year or period	$—	61,633	124,056	247,143	120,292

See accompanying notes to financial statements.

*See note 1 for the full name of each segregated sub-account.

(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.

(b) For the period from November 2, 2018 through December 31, 2018.

(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

18

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

(1)                     Organization and Basis of Presentation

The Securian Life Variable Universal Life Account (the Account) was established on December 1, 2004 as a segregated asset account of Securian Life Insurance Company (Securian Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).  The Account commenced operations on January 25, 2007.  The Account currently offers one type of policy consisting of twenty-seven segregated sub-accounts to which policy owners may allocate their purchase payments.  The Account currently does not charge a mortality and expense risk charge.

The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Securian Life.  Variable universal life policy owners allocate their purchase payments to one or more of the twenty-seven segregated sub-accounts.  Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

•                  American Funds IS® Global Growth Fund - Class 1 Shares (Amer Funds IS Glbl Growth Cl 1)

•                  American Funds IS® New World Fund® - Class 1 Shares (Amer Funds IS New World Cl 1)

•                  Fidelity® VIP Equity-Income Portfolio - Initial Class (Fidelity VIP Equity-Income IC)

•                  Fidelity® VIP High Income Portfolio - Initial Class (Fidelity VIP High lnc IC)

•                  Ivy  VIP - Balanced Class II (Ivy VIP Balanced Cl II)

•                  Ivy  VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)

•                  Ivy  VIP - High Income Class II (Ivy VIP High Income Cl II)

•                  Ivy  VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)

•                  Ivy  VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)

•                  Ivy  VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)

•                  Ivy  VIP - Value Class II (Ivy VIP Value Cl II)

•                  Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)

•                  Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)

•                  Morningstar Balanced ETF Asset Allocation Portfolio - Class I Shares (Morningstar Balanced ETF I)

•                  Morningstar Growth ETF Asset Allocation Portfolio - Class I Shares (Morningstar Growth ETF I)

•                  Morningstar Income and Growth Asset Allocation Portfolio - Class I Shares (Morningstar Inc & Growth ETF I)

•                  Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares (SFT Core Bond Cl 2)

•                  Securian Funds Trust - SFT Government Money Market Fund (SFT Govt Money Market)

•                  Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares (SFT Index 400 MC Cl 2)

•                  Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares (SFT Index 500 Cl 2)

•                  Securian Funds Trust - SFT International Bond Fund - Class 2 Shares (SFT Intl Bond Cl 2)

•                  Securian Funds Trust - SFT IvySM Growth Fund (SFT Ivy Growth)

•                  Securian Funds Trust - SFT IvySM Small Cap Growth Fund (SFT Ivy Small Cap Growth)

•                  Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares (SFT Real Estate Cl 2)

•                  Securian Funds Trust - SFT Wellington Core Equity Fund - Class 1 Shares (SFT Wellington Core Equity Cl 1)

•                  Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VI Diversified Value)

•                  Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VI Total Bond Market)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts.  Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust — SFT International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.  Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account.  Securian

19

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust.  Both Securian and Securian AM are affiliate companies of Securian Life.

The following sub-accounts merged during 2018:

Closed Portfolio	Receiving Portfolio	Effective Date
Ivy VIP - Micro Cap Growth Class II	Ivy VIP - Small Cap Growth Class II	November 2, 2018
Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares	Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares	November 30, 2018

The following sub-accounts had name changes during 2017 and 2018:

Former Name	Current Name	Effective Date
Ivy VIP - Balanced	Ivy VIP - Balanced Class II	April 28, 2017
Ivy VIP - Core Equity	Ivy VIP - Core Equity Class II	April 28, 2017
Ivy VIP - High Income	Ivy VIP - High Income Class II	April 28, 2017
Ivy VIP - International Core Equity	Ivy VIP - International Core Equity Class II	April 28, 2017
Ivy VIP - Micro Cap Growth	Ivy VIP - Micro Cap Growth Class II	April 28, 2017
Ivy VIP - Small Cap Value	Ivy VIP - Small Cap Core Class II	April 28, 2017
Ivy VIP - Value	Ivy VIP - Value Class II	April 28, 2017
Janus Aspen Series - Forty Portfolio - Service Shares	Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares	June 5, 2017
Janus Aspen Series - Overseas Portfolio - Service Shares	Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares	June 5, 2017
Securian Funds Trust - SFT Pyramis® Core Equity Fund - Class 2 Shares	Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares	November 20, 2017
Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares	Securian Funds Trust - SFT Core Bond Fund - Class 2 Shares	May 1, 2018

20

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

Former Name	Current Name	Effective Date
Securian Funds Trust - SFT Advantus Government Money Market Fund	Securian Funds Trust - SFT Government Money Market Fund	May 1, 2018
Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares	Securian Funds Trust - SFT Index 400 Mid-Cap Fund - Class 2 Shares	May 1, 2018
Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares	Securian Funds Trust - SFT Index 500 Fund - Class 2 Shares	May 1, 2018
Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares	Securian Funds Trust - SFT International Bond Fund - Class 2 Shares	May 1, 2018
Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares	Securian Funds Trust - SFT Mortgage Securities Fund - Class 2 Shares	May 1, 2018
Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares	Securian Funds Trust - SFT Real Estate Securities Fund - Class 2 Shares	May 1, 2018

(2)                     Summary of Significant Accounting Policies

The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services — Investment Companies.  The significant accounting policies followed consistently by the Account are as follows:

(a)                     Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)                     Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

21

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds.  Realized gain (loss) distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account “consents” to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)                      Federal Income Taxes

The Account is treated as part of Securian Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)                     Expenses and Related Party Transactions

There is no mortality and expense charge on the Account.

Policy purchase payments are reflected net of the following charges paid to Securian Life:

A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2018 and 2017 amounted to $28,211 and $30,401, respectively.

A premium tax charge in the amount of 0.00% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2018 and 2017 amounted to $68,917 and $74,524, respectively.

A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Securian Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2018 and 2017 amounted to $8,624 and $9,322, respectively.

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and

22

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Securian Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured’s age, rate class of the insured and gender mix of the group-sponsored contract.

The total cash value charges for the years or periods ended December 31, 2018 and 2017 for each applicable segregated sub-account are as follows:

Sub-Account	2018	2017
Amer Funds IS Glbl Growth Cl 1	$12,930	$11,845
Amer Funds IS New World Cl 1	1,054	1,039
Fidelity VIP Equity-Income IC	29,795	25,989
Fidelity VIP High lnc IC	26,698	21,231
Ivy VIP Balanced Cl II	11,099	12,086
Ivy VIP Core Equity Cl II	7,507	5,575
Ivy VIP High Income Cl II	754	587
Ivy VIP Intl Core Equity Cl II	2,209	3,266
Ivy VIP Micro Cap Growth Cl II (a)	977	848
Ivy VIP Small Cap Core Cl II	888	1,079
Ivy VIP Small Cap Growth Cl II (b)	81	—
Ivy VIP Value Cl II	2,052	1,807
Janus Henderson Forty SS	24,147	19,682
Janus Henderson Overseas SS	9,967	9,049
Morningstar Balanced ETF I	400	426
Morningstar Growth ETF I	11,284	10,805
Morningstar Inc & Growth ETF I	286	150
SFT Core Bond Cl 2	11,195	10,559
SFT Govt Money Market	179,842	183,576
SFT Index 400 MC Cl 2	12,369	11,896
SFT Index 500 Cl 2	32,449	35,012
SFT Intl Bond Cl 2	7,352	6,958
SFT Ivy Growth	12,222	12,325
SFT Ivy Small Cap Growth	2,736	2,755
SFT Mortgage Cl 2 (c)	2,314	2,542
SFT Real Estate Cl 2	2,130	2,332
SFT Wellington Core Equity Cl 1	17,809	15,798
Vanguard VI Diversified Value	18,404	12,052
Vanguard VI Total Bond Market	13,677	15,115

(a) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 2, 2018.

(b) For the period from November 2, 2018 through December 31, 2018.

(c) For the year ended December 31, 2017 and for the period from January 1, 2018 through November 30, 2018.

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees

23

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.  To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

On May 1, 2014, Securian Life undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Securian Life agreed to make a reduction in Sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

•                  Securian Funds Trust — SFT IvySM Small Cap Growth Fund — (i) to the extent the fund’s management fee exceeds 0.83% on assets over $1 billion, Securian Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund’s annual net operating expenses exceed 1.16%, Securian Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

•                  Securian Funds Trust — SFT Wellington Core Equity Fund - Class 1 Shares — to the extent the fund’s annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Securian Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

These fee waivers are reported on the Statements of Operations as “Fees Waived” of the respective Sub-account.

(4)                     Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account’s financial assets has been determined using available market information as of December 31, 2018. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owners’ Equity according to a three-level hierarchy. A level is assigned to each financial asset

24

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account’s own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2018, all of the Account’s investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year.  The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

25

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

 (5)                                  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2018 were as follows:

Sub-Account	Purchases	Sales
Amer Funds IS Glbl Growth Cl 1	$40,346	$8,219
Amer Funds IS New World Cl 1	4,198	704
Fidelity VIP Equity-Income IC	61,779	32,848
Fidelity VIP High lnc IC	32,736	25,709
Ivy VIP Balanced Cl II	21,207	26,469
Ivy VIP Core Equity Cl II	8,245	6,205
Ivy VIP High Income Cl II	745	449
Ivy VIP Intl Core Equity Cl II	2,977	2,011
Ivy VIP Micro Cap Growth Cl II (a)	4,748	53,179
Ivy VIP Small Cap Core Cl II	1,531	721
Ivy VIP Small Cap Growth Cl II (b)	52,803	—
Ivy VIP Value Cl II	1,978	2,021
Janus Henderson Forty SS	149,337	17,801
Janus Henderson Overseas SS	9,968	10,252
Morningstar Balanced ETF I	400	236
Morningstar Growth ETF I	38,400	331,598
Morningstar Inc & Growth ETF I	72	671
SFT Core Bond Cl 2	13,802	15,147
SFT Govt Money Market	168,869	177,740
SFT Index 400 MC Cl 2	7,715	20,756
SFT Index 500 Cl 2	31,225	68,187
SFT Intl Bond Cl 2	6,702	13,462
SFT Ivy Growth	9,482	16,393
SFT Ivy Small Cap Growth	2,943	2,060
SFT Mortgage Cl 2 (c)	2,933	13,409
SFT Real Estate Cl 2	2,889	23,413
SFT Wellington Core Equity Cl 1	16,284	46,555
Vanguard VI Diversified Value	39,962	34,061
Vanguard VI Total Bond Market	16,502	11,413

(a) For the period from January 1, 2018 through November 2, 2018.

(b) For the period from November 2, 2018 through December 31, 2018.

(c) For the period from January 1, 2018 through November 30, 2018.

26

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years or periods ended December 31, 2018 and 2017 were as follows:

	Segregated Sub-Accounts
	Amer Funds IS Glbl Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Equity- Income IC	Fidelity VIP High lnc IC	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II

Units outstanding at December 31, 2016	134,584	34,339	247,000	84,022	80,079	10,720
Policy purchase payments	16,419	1,281	15,737	11,380	6,304	2,180
Policy terminations, withdrawal payments and charges	(7,390)	(3,686)	(44,944)	(35,029)	(10,214)	(2,701)
Units outstanding at December 31, 2017	143,613	31,934	217,793	60,373	76,169	10,199
Policy purchase payments	15,198	2,271	19,222	14,208	8,099	2,377
Policy terminations, withdrawal payments and charges	(5,384)	(581)	(18,077)	(13,642)	(12,628)	(2,398)
Units outstanding at December 31, 2018	153,427	33,624	218,938	60,939	71,640	10,178

	Segregated Sub-Accounts
	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Micro Cap Growth Cl II (a)	Ivy VIP Small Cap Core Cl II	Ivy VIP Small Cap Growth Cl II (b)	Ivy VIP Value Cl II

Units outstanding at December 31, 2016	4,245	16,930	30,050	3,163	—	1,838
Policy purchase payments	425	2,632	836	465	—	913
Policy terminations, withdrawal payments and charges	(3,499)	(5,151)	(1,177)	(1,805)	—	(2,088)
Units outstanding at December 31, 2017	1,171	14,411	29,709	1,823	—	663
Policy purchase payments	521	1,526	718	301	30,269	969
Policy terminations, withdrawal payments and charges	(358)	(1,358)	(30,427)	(291)	—	(983)
Units outstanding at December 31, 2018	1,334	14,579	—	1,833	30,269	649

	Segregated Sub-Accounts
	Janus Henderson Forty SS	Janus Henderson Overseas SS	Morningstar Balanced ETF I	Morningstar Growth ETF I	Morningstar Inc & Growth ETF I	SFT Core Bond Cl 2

Units outstanding at December 31, 2016	221,259	59,127	23,766	416,138	3,922	32,146
Policy purchase payments	73,678	8,156	144	11,146	41	7,300
Policy terminations, withdrawal payments and charges	(7,031)	(41,333)	(22,516)	(11,364)	(3,057)	(21,411)
Units outstanding at December 31, 2017	287,906	25,950	1,394	415,920	906	18,035
Policy purchase payments	7,014	8,269	181	11,195	38	9,339
Policy terminations, withdrawal payments and charges	(5,758)	(8,735)	(191)	(259,355)	(575)	(10,253)
Units outstanding at December 31, 2018	289,162	25,484	1,384	167,760	369	17,121

27

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

	Segregated Sub-Accounts
	SFT Govt Money Market	SFT Index 400 MC Cl 2	SFT Index 500 Cl 2	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth

Units outstanding at December 31, 2016	114,569	103,908	309,526	15,433	150,796	6,902
Policy purchase payments	143,854	40,395	13,641	2,958	39,113	1,498
Policy terminations, withdrawal payments and charges	(179,630)	(6,071)	(21,131)	(3,462)	(9,740)	(1,810)
Units outstanding at December 31, 2017	78,793	138,232	302,036	14,929	180,169	6,590
Policy purchase payments	156,381	2,911	13,476	3,648	3,170	1,185
Policy terminations, withdrawal payments and charges	(165,501)	(7,991)	(29,270)	(7,306)	(5,424)	(778)
Units outstanding at December 31, 2018	69,673	133,152	286,242	11,271	177,915	6,997

	Segregated Sub-Accounts
	SFT Mortgage Cl 2 (c)	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Vanguard VI Diversified Value	Vanguard VI Total Bond Market

Units outstanding at December 31, 2016	8,772	57,261	68,005	217,816	168,746
Policy purchase payments	3,497	1,824	6,896	12,996	10,757
Policy terminations, withdrawal payments and charges	(3,858)	(1,801)	(7,944)	(15,677)	(71,934)
Units outstanding at December 31, 2017	8,411	57,284	66,957	215,135	107,569
Policy purchase payments	2,352	1,980	6,595	15,605	12,634
Policy terminations, withdrawal payments and charges	(10,763)	(16,584)	(19,234)	(25,516)	(10,556)
Units outstanding at December 31, 2018	—	42,680	54,318	205,224	109,647

(a) For the year ended December 31, 2017 and the period from January 1, 2018 through November 2, 2018.

(b) For the period from November 2, 2018 through December 31, 2018.

(c) For the year ended December 31, 2017 and the period from January 1, 2018 though November 30, 2018.

28

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2018, 2017, 2016, 2015, and 2014 is as follows:

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
Amer Funds IS Glbl Growth Cl 1
2018	153,427	$1.35	$207,733	0.96%	0.00%	(8.81)%
2017	143,613	1.48	213,237	0.94%	0.00%	31.80%
2016	134,584	1.13	151,612	1.50%	0.00%	0.87%
2015	3,000	1.12	3,350	1.28%	0.00%	7.24%
2014 (a)	3,000	1.04	3,125	1.43%	0.00%	4.57%

Amer Funds IS New World Cl 1
2018	33,624	1.07	35,878	1.13%	0.00%	(13.83)%
2017	31,934	1.24	39,543	1.13%	0.00%	29.73%
2016	34,339	0.95	32,776	1.36%	0.00%	5.59%
2015	3,000	0.90	2,712	0.83%	0.00%	(2.96)%
2014 (a)	3,000	0.93	2,795	1.26%	0.00%	(6.59)%

Fidelity VIP Equity-Income IC
2018	218,938	1.69	369,399	2.30%	0.00%	(8.29)%
2017	217,793	1.84	400,692	1.68%	0.00%	12.89%
2016	247,000	1.63	402,527	3.13%	0.00%	18.02%
2015	8,190	1.38	11,312	3.29%	0.00%	(3.96)%
2014	7,320	1.44	10,528	3.25%	0.00%	8.72%

Fidelity VIP High lnc IC
2018	60,939	1.82	110,779	5.56%	0.00%	(3.29)%
2017	60,373	1.88	113,477	4.63%	0.00%	6.93%
2016	84,022	1.76	147,687	7.14%	0.00%	14.61%
2015	4,036	1.53	6,190	6.28%	0.00%	(3.63)%
2014	4,401	1.59	7,003	6.09%	0.00%	1.15%

Ivy VIP Balanced Cl II
2018	71,640	1.99	142,692	1.52%	0.00%	(3.24)%
2017	76,169	2.06	156,792	1.58%	0.00%	11.37%
2016	80,079	1.85	148,014	1.78%	0.00%	2.03%
2015	2,499	1.81	4,526	0.44%	0.00%	(0.33)%
2014	17,714	1.82	32,195	0.92%	0.00%	7.57%

Ivy VIP Core Equity Cl II
2018	10,178	2.33	23,705	0.46%	0.00%	(4.51)%
2017	10,199	2.44	24,875	0.43%	0.00%	20.75%
2016	10,720	2.02	21,652	0.51%	0.00%	3.74%
2015	1,579	1.95	3,075	0.08%	0.00%	(0.69)%
2014	16,136	1.96	31,635	0.49%	0.00%	9.68%

Ivy VIP High Income Cl II
2018	1,334	1.21	1,617	6.07%	0.00%	(2.11)%
2017	1,171	1.24	1,449	5.93%	0.00%	6.68%
2016	4,245	1.16	4,925	7.99%	0.00%	16.19%
2015	3,000	1.00	2,996	6.08%	0.00%	(6.50)%
2014	3,000	1.07	3,204	4.75%	0.00%	1.90%

Ivy VIP Intl Core Equity Cl II
2018	14,579	1.24	18,108	1.55%	0.00%	(17.81)%
2017	14,411	1.51	21,779	1.35%	0.00%	23.15%
2016	16,930	1.23	20,776	1.69%	0.00%	1.08%
2015	2,486	1.21	3,018	0.35%	0.00%	(0.94)%
2014	19,102	1.23	23,408	2.46%	0.00%	1.44%

29

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
Ivy VIP Small Cap Core Cl II
2018	1,833	2.15	3,936	0.11%	0.00%	(10.49)%
2017	1,823	2.40	4,374	0.00%	0.00%	13.73%
2016	3,163	2.11	6,673	0.42%	0.00%	28.88%
2015	1,032	1.64	1,690	0.09%	0.00%	(5.59)%
2014	1,035	1.73	1,794	0.09%	0.00%	7.05%

Ivy VIP Small Cap Growth Cl II (g)
2018	30,269	2.12	64,190	0.00%	0.00%	4.81%
2017	29,709	2.02	60,111	0.00%	0.00%	8.83%
2016	30,050	1.86	55,870	0.00%	0.00%	13.29%
2015	1,036	1.64	1,700	0.00%	0.00%	(9.16)%
2014	4,670	1.81	8,437	0.00%	0.00%	(1.74)%

Ivy VIP Value Cl II
2018	649	1.87	1,214	1.86%	0.00%	(7.24)%
2017	663	2.01	1,335	1.56%	0.00%	12.49%
2016	1,838	1.79	3,293	1.24%	0.00%	11.14%
2015	1,385	1.61	2,233	0.80%	0.00%	(3.91)%
2014	1,276	1.68	2,141	1.10%	0.00%	10.94%

Janus Henderson Forty SS
2018	289,162	2.87	831,026	0.00%	0.00%	1.72%
2017	287,906	2.83	813,433	0.00%	0.00%	29.99%
2016	221,259	2.17	480,890	0.00%	0.00%	1.94%
2015	161,976	2.13	345,335	0.00%	0.00%	11.94%
2014	145,037	1.90	276,244	0.03%	0.00%	8.47%

Janus Henderson Overseas SS
2018	25,484	1.00	25,421	1.66%	0.00%	(15.14)%
2017	25,950	1.18	30,503	1.99%	0.00%	30.80%
2016	59,127	0.90	53,132	5.71%	0.00%	(6.71)%
2015	7,821	0.96	7,535	0.43%	0.00%	(8.80)%
2014	10,677	1.06	11,279	3.00%	0.00%	(12.10)%

Morningstar Balanced ETF I
2018	1,384	1.17	1,616	2.18%	0.00%	(6.02)%
2017	1,394	1.24	1,732	0.45%	0.00%	13.65%
2016	23,766	1.09	25,978	2.65%	0.00%	8.69%
2015	3,000	1.01	3,017	1.69%	0.00%	(1.97)%
2014 (a)	3,000	1.03	3,078	1.41%	0.00%	2.41%

Morningstar Growth ETF I
2018	167,760	1.20	200,700	1.38%	0.00%	(7.85)%
2017	415,920	1.30	539,978	1.59%	0.00%	17.68%
2016	416,138	1.10	459,099	2.34%	0.00%	9.88%
2015	3,000	1.00	3,012	1.51%	0.00%	(2.22)%
2014 (a)	3,000	1.03	3,081	1.24%	0.00%	2.59%

Morningstar Inc & Growth ETF I
2018	369	1.13	417	1.76%	0.00%	(3.99)%
2017	906	1.18	1,066	0.56%	0.00%	10.12%
2016	3,922	1.07	4,191	2.29%	0.00%	6.73%
2015	3,000	1.00	3,004	1.89%	0.00%	(1.52)%
2014 (a)	3,000	1.02	3,050	1.48%	0.00%	1.58%

SFT Core Bond Cl 2
2018	17,121	1.49	25,508	0.00%	0.00%	(0.84)%
2017	18,035	1.50	27,097	0.00%	0.00%	4.69%
2016	32,146	1.44	46,135	0.00%	0.00%	4.37%
2015	17,844	1.38	24,537	0.00%	0.00%	0.16%
2014	17,127	1.37	23,517	0.00%	0.00%	6.29%

30

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
SFT Govt Money Market
2018	69,673	1.08	75,356	1.14%	0.00%	1.18%
2017	78,793	1.07	84,227	0.11%	0.00%	0.13%
2016	114,569	1.07	122,319	0.00%	0.00%	0.05%
2015	57,150	1.07	60,990	0.00%	0.00%	0.00%
2014	52,443	1.07	55,966	0.00%	0.00%	0.00%

SFT Index 400 MC Cl 2
2018	133,152	2.29	304,828	0.00%	0.00%	(11.58)%
2017	138,232	2.59	357,896	0.00%	0.00%	15.61%
2016	103,908	2.24	232,705	0.00%	0.00%	20.04%
2015	85,070	1.87	158,712	0.00%	0.00%	(2.63)%
2014	76,114	1.92	145,837	0.00%	0.00%	9.24%

SFT Index 500 Cl 2
2018	286,242	2.15	614,552	0.00%	0.00%	(4.80)%
2017	302,036	2.26	681,158	0.00%	0.00%	21.23%
2016	309,526	1.86	575,783	0.00%	0.00%	11.44%
2015	56,006	1.67	93,492	0.00%	0.00%	0.93%
2014	55,197	1.65	91,292	0.00%	0.00%	13.13%

SFT Intl Bond Cl 2
2018	11,271	1.86	20,913	0.00%	0.00%	1.21%
2017	14,929	1.83	27,369	0.00%	0.00%	1.12%
2016	15,433	1.81	27,980	0.00%	0.00%	3.09%
2015	13,405	1.76	23,574	0.00%	0.00%	(4.16)%
2014	13,196	1.83	24,214	0.00%	0.00%	1.70%

SFT Ivy Growth
2018	177,915	2.82	501,743	0.00%	0.00%	2.21%
2017	180,169	2.76	497,122	0.00%	0.00%	29.22%
2016	150,796	2.14	321,996	0.00%	0.00%	0.91%
2015	80,776	2.12	170,934	0.00%	0.00%	6.74%
2014 (a)	89,952	1.98	178,330	0.00%	0.00%	12.96%

SFT Ivy Small Cap Growth
2018	6,997	2.33	16,318	0.00%	0.00%	(3.93)%
2017	6,590	2.43	15,996	0.00%	0.00%	25.30%
2016 (d)	6,902	1.94	13,371	0.00%	(0.03)%	21.13%
2015 (e)	1,373	1.60	2,197	0.00%	(0.08)%	(3.59)%
2014 (f)	4,944	1.66	8,200	0.00%	(0.07)%	8.80%

SFT Real Estate Cl 2
2018	42,680	1.44	61,633	0.00%	0.00%	(5.40)%
2017	57,284	1.53	87,446	0.00%	0.00%	5.37%
2016	57,261	1.45	82,956	0.00%	0.00%	4.40%
2015	6,624	1.39	9,192	0.00%	0.00%	4.99%
2014	6,553	1.32	8,661	0.00%	0.00%	30.37%

SFT Wellington Core Equity Cl 1
2018 (b)	54,318	2.28	124,056	0.00%	(0.21)%	(1.90)%
2017 (c)	66,957	2.33	155,874	0.00%	(0.16)%	21.60%
2016 (d)	68,005	1.91	130,193	0.00%	(0.14)%	5.27%
2015 (e)	53,168	1.82	96,696	0.00%	(0.22)%	1.20%
2014 (f)	52,612	1.80	94,549	0.00%	(0.12)%	11.82%

31

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2018

	At December 31			For the years or periods ended December 31
	Units			Investment
	Outstanding	Unit Fair Value	Net Assets	Income Ratio*	Expense Ratio**	Total Return***
Vanguard VI Diversified Value
2018	205,224	1.20	247,143	2.45%	0.00%	(9.12)%
2017	215,135	1.33	285,065	2.72%	0.00%	13.16%
2016	217,816	1.17	255,060	0.10%	0.00%	12.96%
2015	3,002	1.04	3,112	2.50%	0.00%	(2.45)%
2014 (a)	3,000	1.06	3,188	0.00%	0.00%	5.49%

Vanguard VI Total Bond Market
2018	109,647	1.10	120,292	2.27%	0.00%	(0.13)%
2017	107,569	1.10	118,164	2.69%	0.00%	3.48%
2016	168,746	1.06	179,131	0.23%	0.00%	2.47%
2015	4,952	1.04	5,130	2.19%	0.00%	0.33%
2014 (a)	3,987	1.03	4,117	0.00%	0.00%	3.07%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges if any, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income.  For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account. Ratios that include a fee waiver result in a direct increase in the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.  For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from May 1, 2014 through December 31, 2014.

(b) For the year ended December 31, 2018, Securian Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.21%.

(c) For the year ended December 31, 2017, Securian Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.16%.

(d) For the year ended December 31, 2016, Securian Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.03% and 0.14%, respectively.

(e) For the year ended December 31, 2015, Securian Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.08% and 0.22%, respectively.

(f) For the period from May 1, 2014 to December 31, 2014, Securian Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.07% and 0.12%, respectively.

(g) Ivy VIP Micro Cap Growth Cl II merged into Ivy VIP Small Cap Growth Cl II effective November 2, 2018.  Information prior to merger effective date reflects Ivy VIP Micro Cap Growth Cl II.

(8)  Subsequent Events

Management has evaluated subsequent events through March 29, 2019, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

32

SECURIAN LIFE INSURANCE COMPANY

Statutory Financial Statements

and Financial Statement Schedules

December 31, 2018

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Independent Auditors’ Report

The Board of Directors and Stockholder

Securian Life Insurance Company:

We have audited the accompanying financial statements of Securian Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by Securian Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Securian Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Securian Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Minneapolis, Minnesota

April 2, 2019

SECURIAN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2018 and 2017

(in thousands)

	2018	2017
Admitted Assets

Bonds	$788,855	$598,312
Common stocks	5,457	5,726
Mortgage loans	135,060	37,595
Derivative instruments	2,467	8,969
Other invested assets	2,363	2,572
Policy loans	4,512	2,169
Cash, cash equivalents and short-term investments	12,787	15,408
Total invested assets	951,501	670,751

Premiums deferred and uncollected	40,527	49,489
Investment income due and accrued	6,943	5,205
Amounts recoverable on reinsurance	82,072	80,968
Deferred income taxes	9,558	6,865
Other assets	193	255
Total assets, excluding separate accounts	1,090,794	813,533

Separate account assets	4,151	4,772

Total assets	$1,094,945	$818,305

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$232,804	$190,953
Annuities and other fund deposits	276,966	53,773
Accident and health	14,898	10,546
Policy claims in process of settlement	36,621	34,089
Dividends payable to policyholders	60	40
Other policy liabilities	971	1,483
Asset valuation reserve	725	2,970
Interest maintenance reserve	71	1,575
Amounts payable on reinsurance	106,140	119,415
Current income tax liability	1,234	3,229
Accrued commissions and expenses	15,892	13,908
Payable to affiliates	13,715	15,380
Other liabilities	29,888	28,424
Total liabilities, excluding separate accounts	729,985	475,785

Separate account liabilities	4,151	4,772

Total liabilities	734,136	480,557

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized, 2,500,000 shares issued and outstanding	2,500	2,500
Additional paid in capital	235,769	216,238
Aggregate write-in for retroactive ceded reserve reinsurance gain	1,020	1,113
Unassigned surplus	121,520	117,897
Total capital and surplus	360,809	337,748

Total liabilities and capital and surplus	$1,094,945	$818,305

See accompanying notes to statutory financial statements.

SECURIAN LIFE INSURANCE COMPANY

Statutory Statements of Operations and Capital and Surplus

Years ended December 31, 2018, 2017, and 2016

(in thousands)

	2018	2017	2016
Statements of Operations

Revenues:
Premiums and annuity considerations	$445,068	$240,045	$179,575
Net investment income	28,174	22,350	17,170
Commissions and expense allowance on reinsurance	72,293	70,142	40,094
Affiliated allowance	12,860	10,277	10,798
Other income	970	(864)	455
Total revenues	559,365	341,950	248,092

Benefits and expenses:
Policyholder benefits	155,518	138,604	123,699
Increase in policy reserves	262,015	78,089	32,671
General insurance expenses and taxes	94,598	86,517	56,339
Commissions	32,478	27,202	24,332
Separate account transfers, net	(330)	(29)	2,598
Total benefits and expenses	544,279	330,383	239,639

Gain from operations before dividends, federal income taxes and net realized capital gains (losses)	15,086	11,567	8,453

Dividends to policyholders	61	37	(3)
Gain from operations before federal income taxes and net realized capital gains (losses)	15,025	11,530	8,456

Federal income taxes incurred	8,299	9,202	7,135
Gain from operations before net realized capital gains (losses)	6,726	2,328	1,321

Net realized capital gains (losses), net of transfers to interest maintenance reserve and federal income taxes	3,154	581	357
Net income	$9,880	$2,909	$1,678

Statements of Capital and Surplus

Capital and surplus, beginning of year	$337,748	$290,843	$234,537
Net income	9,880	2,909	1,678
Net change in unrealized capital gains and losses	(5,737)	3,105	333
Net change in deferred income tax	5,756	(2,061)	5,280
Change in asset valuation reserve	2,245	(260)	(1,127)
Change in unauthorized reinsurance	(1,676)	1,499	(1,631)
Amortization of special surplus - retroactive ceded reserve reinsurance gain	(93)	(95)	(97)
Change in non-admitted assets	(6,845)	1,841	(3,131)
Capital contribution	19,531	39,958	55,000
Other, net	—	9	1

Capital and surplus, end of year	$360,809	$337,748	$290,843

See accompanying notes to statutory financial statements.

SECURIAN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2018, 2017, and 2016

(in thousands)

	2018	2017	2016
Cash Flow from Operating Activities

Revenues:
Premiums and annuity considerations	$439,583	$254,377	$194,432
Net investment income	26,330	21,880	16,584
Other cash provided	88,488	64,777	51,140
Total receipts	554,401	341,034	262,156

Benefits and expenses paid:
Policyholder benefits	159,861	148,071	132,813
Dividends to policyholders	41	45	49
Commissions and expenses	128,640	108,931	74,446
Separate account transfer, net	(330)	(29)	2,598
Federal income taxes	10,579	6,851	12,486
Total payments	298,791	263,869	222,392

Cash provided from operations	255,610	77,165	39,764

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	356,348	206,321	115,936
Common stocks	—	1,639	—
Mortgage loans	1,460	461	33
Derivative instruments	7,586	1,004	221
Total cash provided	365,394	209,425	116,190

Cost of investments acquired:
Bonds	529,094	267,606	168,780
Mortgage loans	98,925	29,089	9,000
Derivative instruments	5,224	3,757	1,226
Real estate	6	25	129
Net change in policy loans	2,343	557	774
Other, net	(102)	(1,522)	68
Total cash used	635,490	299,512	179,977

Cash applied to investing	(270,096)	(90,087)	(63,787)

Cash Flow from Financing and Miscellaneous Activities

Net deposits on deposit-type contract funds	6,905	6,315	11,453
Other cash provided	4,960	15,628	(3,285)

Cash provided from financing	11,865	21,943	8,168

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	(2,621)	9,021	(15,855)
Beginning of the year	15,408	6,387	22,242

End of the year	$12,787	$15,408	$6,387

See accompanying notes to statutory financial statements.

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2018, 2017 and 2016

(in thousands)

(1)    Nature of Operations

Securian Life Insurance Company (the Company) is a wholly-owned subsidiary of Minnesota Life Insurance Company (Minnesota Life) and provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

Effective December 31, 2018, the affiliated entities American Modern Life Insurance Company (AMLIC) and its wholly owned subsidiary, Southern Pioneer Life Insurance Company (SPLIC), both writers of credit life insurance protection, merged into the Company, with the Company as the surviving entity. The transaction was accounted for as a statutory merger. There were no voting common stock shares issued in the transaction, as these companies were affiliates. The 2017 balances, changes in capital and surplus, and 2017 and 2016 results of operations have been combined and restated, eliminating any additional inter-company transactions, to reflect the statutory merger.

The following table presents the details of the impact of the statutory merger on the financial statements:

	December 31, 2017
	As previously reported
	AMLIC	SPLIC	The Company	Eliminations	As currently reported
Total assets	$39,848	$15,531	$775,745	$(12,819)	$818,305
Total liabilities	7,530	2,723	470,452	148	480,557
Total capital and surplus	32,318	12,808	305,293	(12,671)	337,748

	For the year ended December 31, 2017
	As previously reported
	AMLIC	SPLIC	The Company	Eliminations	As currently reported
Net income	$1,623	$337	$949	$—	$2,909

	For the year ended December 31, 2016
	As previously reported
	AMLIC	SPLIC	The Company	Eliminations	As currently reported
Net income	$1,198	$60	$420	$—	$1,678

The Company, which operates in the United States, generally offers the following types of products:

•                  Fixed, indexed and universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.

•                  Deferred annuities, with fixed rate options through affiliated and independent channel partners.

•                  Group life insurance and voluntary products to private and public employers.

•                  Customized retirement options to employers and investment firms.

•                  Life insurance protection through banks, credit unions, and finance companies.

•                  Group Dental Insurance.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)    Summary of Significant Accounting Policies

The accompanying statutory financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 11 for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material, are as follows:

•                                      Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•                                      Certain assets are designated as “non-admitted” and changes in such amounts are charged directly to unassigned surplus.

•                                      Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals.  Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

•                                      The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•                                    Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings or available-for-sale securities, which are reported at fair value through stockholder’s equity.

•                                    Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. After January 1, 2018, GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.  Prior to January 1, 2018, GAAP required common stocks and preferred stocks to be classified as held-to-maturity securities, which were reported at amortized cost, trading securities, which were reported at fair value through earnings or available-for-sale securities, which were reported at fair value through equity.

•                                      Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate carrying value of fair-value or cost. There are no such requirements on a GAAP basis.

•                                      Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)    Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material, are as follows (Continued):

•                                      In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•                                      Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•                                      Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•                                      Gain on retrospective reinsurance ceded is reported as a component of special surplus. The gain is amortized into unassigned surplus in proportion to earnings on the underlying business reinsured. Under GAAP, the deferred gain would be included as a liability and amortized into income using the recovery method.

•                                      The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

•                                      Nontraditional life insurance products include individual fixed and indexed universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•                                      The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•                                      A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

•                                      Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•                                      The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•                                      Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•                                      The Company issues certain indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract.  Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•                                    A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)    Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material, are as follows (Continued):

•                                      Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•                                      The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC.  Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $1,500 as of both December 31, 2018 and 2017, respectively, and were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Common stocks are carried at fair value.

The Company recognizes interest income as earned and recognizes dividend income on common stock upon declaration of dividend. Investment income is reported net of related investment expenses. For the years ending December 31, 2018 and 2017 the Company sold, redeemed or otherwise disposed 6 CUSIPs as a result of callable features which generated investment income of $208, and $97, respectively, from prepayment penalties and acceleration fees.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Preferred stocks are carried at cost less any OTTI adjustments.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 3.64% to 4.94% during 2018. In 2018, the maximum percentage of any one loan to value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 68%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statements of operations. Total accumulated depreciation was $2,816 and $2,661 at December 31, 2018 and 2017, respectively. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus. Surplus note investments with an NAIC designation of NAIC 1 or NAIC 2 are reported as amortized cost. Surplus note investments with an NAIC designation equivalent of NAIC 3 through NAIC 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $0 as of both December 31, 2018 and 2017.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2018 and 2017 totaled $0.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

Derivative Instruments

The Company uses option contracts to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Some life insurance products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market risks. These guarantees take the form of equity linked interest credits on fixed universal life products. The Company uses economic hedges in its efforts to minimize the financial risk associated with these product guarantees.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)    Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company has the intent and ability to hold or does not have the ability to retain the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. Common stocks that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2018 or 2017.

The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)    Summary of Significant Accounting Policies (Continued)

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s group variable life insurance policyholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amount to $0 at December 31, 2018 and 2017.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $3 and $11 as of December 31, 2018 and 2017, respectively, all of which is non-admitted, and amortized software expense of $8, $9, and $10 for the years ended December 31, 2018, 2017 and 2016, respectively.

Non-admitted Assets

Certain assets, designated as “non-admitted assets” (principally deferred taxes that do not meet admissibility testing, certain prepaid assets and certain receivables), amounting to $13,352 and $6,507 at December 31, 2018 and 2017, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards. Policy reserves on annuity contracts and life insurance contracts are equal to the present value of future benefits less the present value of future premiums. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2018 and 2017, the amounts of surrender values in excess of reserves were $26,598 and $21,182, respectively.

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

For substandard policies in which reserves are determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2018 and 2017, the Company had $33,797 and $37,044, respectively, of insurance inforce for which gross premiums are less than the net premiums according to standard valuation.

Other policy liabilities include primarily premium considerations for accident and health contracts received in advance for certain group insurance contracts.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)   Summary of Significant Accounting Policies (Continued)

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Board of Directors and up to one year in advance of the payout dates. At December 31, 2018 and 2017, the total participating business inforce was $30,126 and $22,667, respectively. As a percentage of total life insurance inforce, participating business inforce represents less than 1% at December 31, 2018 and 2017, respectively.

For 2018, 2017 and 2016, premiums under individual policies were $586, $389 and $1,134 respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2018, 2017 and 2016 in the amount of $41, $45, and $49 respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc., Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, and Minnesota Life and its subsidiaries.  Minnesota Life’s subsidiaries include the Company, Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC, and Oakleaf Service Corporation.

The method of allocation between companies is subject to written agreement, approved by an officer of the Company.  Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(2)    Summary of Significant Accounting Policies (Continued)

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, and federal income taxes. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statutory statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)    Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change.  As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•                  Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

•                  Investment-related risks such as those related to valuation, impairment, and concentration.

•                  Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

•                  Acquisition, disposition, or other structural change related risks.

•                  Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(4)    Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2018 and 2017. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(4)    Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 — Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include money-market funds and investments in mutual funds with quoted market prices.

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuation generally include separate account assets and liabilities and derivatives.

Level 3 — Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

The following table summarizes the Company’s financial assets and financial liabilities measured at fair value as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common stocks	$5,415	$—	$42	$5,457
Derivative instruments	—	2,467	—	2,467
Cash equivalents	8,208	—	—	8,208
Separate account assets	—	4,151	—	4,151
Total financial assets	$13,623	$6,618	$42	$20,283

Derivative instruments (1)	$—	$969	$—	$969
Total financial liabilities	$—	$969	$—	$969

(1)         Included in other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus.

The following table summarizes the Company’s financial assets and financial liabilities measured at fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common stocks	$5,659	$—	$67	$5,726
Derivative instruments	—	8,969	—	8,969
Cash equivalents	6,742	—	—	6,742
Separate account assets	—	4,772	—	4,772
Total financial assets	$12,401	$13,741	$67	$26,209

Derivative instruments (1)	$—	$1,931	$—	$1,931
Total financial liabilities	$—	$1,931	$—	$1,931

(1)         Included in other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(4)    Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Common stocks

The Company’s common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties and are reflected in Level 2.

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash Equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(4)    Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2018:

	Balance at	Total realized and unrealized gains (losses) included in:			Transfers	Transfers	Balance
	beginning of year	Net income	Surplus	Sales	in to Level 3	out of Level 3	at end of year
Common stocks	$67	$—	$(25)	$—	$—	$—	$42
Total financial assets	$67	$—	$(25)	$—	$—	$—	$42

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2017:

	Balance at	Total realized and unrealized gains (losses) included in:			Transfers	Transfers	Balance
	beginning of year	Net income	Surplus	Sales	in to Level 3	out of Level 3	at end of year
Common stocks	$87	$—	$(20)	$—	$—	$—	$67
Total financial assets	$87	$—	$(20)	$—	$—	$—	$67

Transfers of securities among the levels occur at the beginning of the reporting period.

There were no transfers between Level 1 and Level 2 for the years ended December 31, 2018 and 2017.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(4)    Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2018 that require such disclosure:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$59,880	$59,231	$59,880	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	92,343	93,983		92,343	—	—
Foreign government securities	504	500	—	504	—	—
Corporate securities	422,870	430,945	—	393,922	28,948	—
Asset-backed securities	31,039	31,013	—	30,062	977	—
Commercial mortgage-backed securities (CMBS)	57,943	58,455	—	57,943	—	—
Residential mortgage-backed securities (RMBS)	113,001	114,728	—	113,001	—	—
Total bonds	777,580	788,855	59,880	687,775	29,925	—
Common stocks	5,457	5,457	5,415	—	42	—
Mortgage loans	131,540	135,060	—	—	131,540	—
Surplus notes	1,008	1,000	—	1,008	—	—
Derivative assets	2,467	2,467	—	2,467	—	—
Policy loans	5,444	4,512	—	—	5,444	—
Cash equivalents	17,696	17,696	17,696	—	—	—
Separate account assets	4,151	4,151	—	4,151	—	—
Total financial assets	$945,343	$959,198	$82,991	$695,401	$166,951	$—

Deferred annuities	$6,429	$6,378	$—	$—	$6,429	$—
Annuity certain contracts	1,210	1,235	—	—	1,210	—
Supplementary contracts without life contingencies	17,484	17,484	—	—	17,484	—
Derivative liabilities (1)	969	969	—	969	—	—
Total financial liabilities	$26,092	$26,066	$—	$969	$25,123	$—

(1)         Included in other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(4)    Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2017 that require such disclosure:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$56,154	$55,172	$56,154	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	101,611	99,644	—	101,611	—	—
Foreign government securities	516	500	—	516	—	—
Corporate securities	337,577	321,075	—	322,115	15,462	—
Asset-backed securities	12,792	12,478	—	11,803	989	—
CMBS	29,262	29,151	—	29,262	—	—
RMBS	80,326	80,292	—	80,326	—	—
Total bonds	618,238	598,312	56,154	545,633	16,451	—
Common stocks	5,726	5,726	5,659	—	67	—
Mortgage loans	36,645	37,595	—	—	36,645	—
Derivative assets	8,969	8,969	—	8,969	—	—
Policy loans	2,618	2,169	—	—	2,618	—
Cash equivalents	6,742	6,742	6,742	—	—	—
Separate account assets	4,772	4,772	—	4,772	—	—
Total financial assets	$683,710	$664,285	$68,555	$559,374	$55,781	$—

Deferred annuities	$3,060	$3,035	$—	$—	$3,060	$—
Annuity certain contracts	999	974	—	—	999	—
Supplementary contracts without life contingencies	11,580	11,580	—	—	11,580	—
Derivative liabilities (1)	1,931	1,931	—	1,931	—	—
Total financial liabilities	$17,570	$17,520	$—	$1,931	$15,639	$—

(1)         Included in other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus.

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to notes 2 and 6 for additional fair value disclosures concerning bonds, cash equivalents investments and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for investments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(4)    Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of annuity certain contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

(5)    Investments

Bonds and Common Stocks

The Company’s bond portfolio consists of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(5)    Investments (Continued)

Bonds and Common Stocks (Continued)

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $114,728 and $80,292 agency backed RMBS and $0 and $0 non-agency backed RMBS as of December 31, 2018 and 2017, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. As of December 31, 2018 and 2017, the Company had total direct subprime mortgage exposure of $0 and $0, respectively. The Company realized OTTI losses on direct subprime mortgages of $0 for the years ended December 31, 2018, 2017, and 2016.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to airlines and transportation equipment loans.

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

	Admitted	Gross unrealized		Fair
December 31, 2018	asset value	Gains	Losses	Value
U.S. government securities	$59,231	$997	$348	$59,880
Agencies not backed by the full faith and credit of the U.S. government	93,983	559	2,199	92,343
Foreign government securities	500	4	—	504
Corporate securities	430,945	3,391	11,466	422,870
Asset-backed securities	31,013	155	129	31,039
CMBS	58,455	245	757	57,943
RMBS	114,728	289	2,016	113,001
Total	$788,855	$5,640	$16,915	$777,580

	Admitted	Gross unrealized		Fair
December 31, 2017	asset value	Gains	Losses	Value
U.S. government securities	$55,172	$1,237	$255	$56,154
Agencies not backed by the full faith and credit of the U.S. government	99,644	2,157	190	101,611
Foreign government securities	500	16	—	516
Corporate securities	321,075	16,966	464	337,577
Asset-backed securities	12,478	333	19	12,792
CMBS	29,151	203	92	29,262
RMBS	80,292	262	228	80,326
Total	$598,312	$21,174	$1,248	$618,238

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(5)    Investments (Continued)

Bonds and Common Stocks (Continued)

The amortized cost and estimated fair value of bonds at December 31, 2018, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted	Fair
	asset value	value
Due in one year or less	$11,972	$12,013
Due after one year through five years	104,685	105,109
Due after five years through ten years	197,235	194,514
Due after ten years	270,767	263,961
	584,659	575,597
Asset-backed and mortgage-backed securities	204,196	201,983
Total	$788,855	$777,580

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2018
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$5,347	$5,371	$24	8
Agencies not backed by the full faith and credit of the U.S. government	49,979	51,364	1,385	13
Corporate securities	247,748	257,348	9,600	213
Asset-backed securities	8,782	8,852	70	11
CMBS	19,118	19,422	304	9
RMBS	16,042	16,359	317	7

	December 31, 2018
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$13,383	$13,707	$324	18
Agencies not backed by the full faith and credit of the U.S. government	15,654	16,468	814	12
Corporate securities	23,610	25,476	1,866	29
Asset-backed securities	2,658	2,717	59	7
CMBS	13,791	14,244	453	8
RMBS	60,856	62,555	1,699	20

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(5)    Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2017
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$10,764	$10,839	$75	11
Agencies not backed by the full faith and credit of the U.S. government	8,513	8,532	19	4
Corporate securities	11,935	12,069	134	14
Asset-backed securities	3,588	3,606	18	6
CMBS	14,192	14,284	92	8
RMBS	67,692	67,877	185	16

	December 31, 2017
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$5,032	$5,212	$180	7
Agencies not backed by the full faith and credit of the U.S. government	8,813	8,984	171	8
Corporate securities	16,938	17,268	330	14
Asset-backed securities	485	486	1	1
RMBS	1,627	1,670	43	2

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2018, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2018.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for 12 months or longer as of December 31, 2018 were investment grade securities (BBB or better).

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(5)    Investments (Continued)

Bonds and Common Stocks (Continued)

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the housing market continues to impact the valuations across the entire asset class. As of December 31, 2018, 100% of the RMBS portfolio was invested in agency pass-through securities. All CMBS securities that were in an unrealized loss position for 12 months or longer as of December 31, 2018 were investment grade securities.

At December 31, 2018 and 2017, bonds with a carrying value of $15,779 and $14,848, respectively, were on deposit with state regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $5,457 and $5,726 as of December 31, 2018 and 2017, respectively.

The Company did not hold any common stock with a reported fair value lower than the cost of the investment at December 31, 2018 or 2017.

Mortgage Loans

Beginning in 2017, the Company began underwriting commercial mortgages on general purpose income producing properties. The Company also purchases commercial mortgages on general purpose income producing properties. The Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $135,060 and $37,595 at December 31, 2018 and 2017, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2018	2017
Industrial	$13,855	$5,908
Office buildings	15,100	5,913
Retail facilities	28,492	13,793
Apartment	71,161	11,005
Other	6,452	976
Total	$135,060	$37,595

If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. As of December 31, 2018, 2017, and 2016 management has determined that a valuation allowance is not needed.

For the year ended December 31, 2018 and 2017, the Company did not have any loans classified as troubled debt restructurings.

As of December 31, 2018 and 2017, the Company had no delinquent mortgage loans.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(5)    Investments (Continued)

Mortgage Loans (Continued)

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2018 and 2017, there were no nonperforming loans.

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2018	2017	2016
Bonds	$24,814	$21,075	$17,440
Common stocks — unaffiliated	181	185	169
Preferred stocks — unaffiliated	—	73	89
Mortgage loans	2,989	817	69
Policy loans	171	91	55
Other	911	787	398
Gross investment income	29,066	23,028	18,220
Capitalization of IMR	103	138	78
Investment expenses	(995)	(816)	(1,128)
Total	$28,174	$22,350	$17,170

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2018	2017	2016
Bonds	$(1,737)	$807	$1,033
Preferred stock — unaffiliated	—	139	—
Derivative instruments	3,829	1,595	33
Other invested assets	(54)	(20)	—
	2,038	2,521	1,066
Amount transferred from the IMR, net of taxes	1,401	(960)	(612)
Income tax benefit (expense)	(285)	(980)	(97)
Total	$3,154	$581	$357

Gross realized gains and (losses) on sales of bonds and unaffiliated preferred stock for the years ended December 31 were as follows:

	2018	2017	2016
Bonds:
Gross realized gains	$467	$1,640	$1,308
Gross realized losses	(2,169)	(261)	(275)

	2018	2017	2016
Preferred stock — unaffiliated:
Gross realized gains	$—	$139	$—
Gross realized losses	—	—	—

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(5)    Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

Proceeds from the sales of bonds amounted to $319,914, $173,982 and $79,288 for the years ended December 31, 2018, 2017 and 2016, respectively.

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2018	2017	2016
Bonds:
Corporate securities	$35	$573	$—
Total other-than-temporary impairments	$35	$573	$—

In relation to loan-backed and structured securities, the Company did not recognize OTTI on the basis of the intent to sell during 2018, 2017 or 2016. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2018, 2017 or 2016.

Net Unrealized Capital Gains (Losses)

Changes in net unrealized capital gains (losses) for the years ended December 31 were as follows:

	2018	2017	2016
Bonds	$14	$11	$9
Common stocks — unaffiliated	(269)	595	429
Derivative instruments	(7,007)	3,205	75
Other	—	(1)	—
Deferred tax asset	1,525	(705)	(180)
Total	$(5,737)	$3,105	$333

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2018	2017
Cost	$4,617	$4,617
Gross unrealized gains	840	1,109
Admitted asset value	$5,457	$5,726

(6)    Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(6)    Derivative Instruments (Continued)

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments, excluding embedded derivatives held:

		December 31, 2018
		Notional	Fair value
Preliminary underlying risk exposure	Instrument type	amount	Assets	Liabilities (1)
Equity market	Equity options	$224,834	$2,467	$969
Total derivatives		$224,834	$2,467	$969

(1)         The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus

		December 31, 2017
		Notional	Fair value
Preliminary underlying risk exposure	Instrument type	amount	Assets	Liabilities (1)
Equity market	Equity options	$172,853	$8,969	$1,931
Total derivatives		$172,853	$8,969	$1,931

(1)   The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The majority of the freestanding derivatives utilized by the Company are for specific economic hedging programs related to various life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index.  Certain contract holders may elect to rebalance index options at renewal dates.  As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.  The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	December 31, 2018
	Net realized capital gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Equity options	$3,829	$—	$(7,007)
Total gains (losses) recognized from derivatives	$3,829	$—	$(7,007)

	December 31, 2017
	Net realized capital gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Equity options	$1,595	$—	$3,205
Total gains (losses) recognized from derivatives	$1,595	$—	$3,205

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(6)    Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	December 31, 2016
	Net realized capital gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Equity options	$33	$—	$75
Total gains (losses) recognized from derivatives	$33	$—	$75

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $1,400 and $6,950 at December 31, 2018 and 2017, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2018, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $0 at December 31, 2018 and 2017. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities, and capital and surplus.

(7)    Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s variable life insurance policyholders.

The Company has no indexed separate accounts or guaranteed benefit accounts.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Premiums, considerations or deposits for year ended December 31, 2018	$—	$—	$540	$540

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2018
For accounts with assets at:
Fair value	$—	$—	$4,151	$4,151

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(7)    Separate Accounts (Continued)

Information regarding the separate accounts of the Company was as follows (Continued):

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non- guaranteed	Total
Reserves at December 31, 2018
By withdrawal characteristics:
At fair value	$—	$—	$4,151	$4,151

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

Reconciliation of net transfer to (from) separate accounts:

2018
Transfers as reported in the summary of operations of the Annual Statement of the Separate Accounts:
Transfers to separate accounts	$540
Transfers from separate accounts	(990)
Net transfers to (from) separate accounts	(450)
Reconciling adjustment:
Other activity not included in transfers out in Annual Statement of the Separate Accounts fees and a receivable was recorded at the general account	120
Transfers as recorded in the Summary of Operations of the Life and Accident and Health annual statement	$(330)

(8)    Federal Income Taxes

Federal income tax expense varies from amounts computed by applying the federal income tax rate of 21% for the year ended December 31, 2018, and 35% for the years ended December 31, 2017 and 2016 to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

	2018	2017	2016
Provision computed at statutory rate	$3,583	$4,918	$3,332
Dividends received deduction	(428)	(780)	(385)
IMR amortization	(21)	(48)	(53)
Retro reinsurance gain	(20)	(33)	(8)
Non-admitted assets	(474)	398	(177)
Asset transfer	(46)	(24)	(752)
Tax Cuts and Jobs Act of 2017 adjustment	—	7,793	—
Other	234	19	(5)
Total tax	$2,828	$12,243	$1,952

Federal income taxes incurred	8,299	9,202	7,135
Tax on capital gains/losses	285	980	97
Change in net deferred income taxes	(5,756)	2,061	(5,280)
Total statutory income taxes	$2,828	$12,243	$1,952

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(8)    Federal Income Taxes (Continued)

The components of incurred income tax expense (benefit) for the years ended December 31, were as follows:

	2018	2017	2016
Tax on income	$8,027	$9,280	$6,020
Tax on capital gains/losses	285	980	160
Utilization of capital loss carryforwards	—	—	(63)
Other taxes	272	(78)	1,115
Total incurred income tax expense	$8,584	$10,182	$7,232

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2018	Ordinary	Capital	Total
Gross deferred tax assets	$21,811	$469	$22,280
Deferred tax assets non-admitted	(8,932)	—	(8,932)
	12,879	469	13,348
Deferred tax liabilities	(3,598)	(192)	(3,790)
Net admitted deferred tax asset	$9,281	$277	$9,558

December 31, 2017	Ordinary	Capital	Total
Gross deferred tax assets	$14,866	$533	$15,399
Deferred tax assets non-admitted	(4,344)	—	(4,344)
	10,522	533	11,055
Deferred tax liabilities	(3,256)	(934)	(4,190)
Net admitted deferred tax asset	$7,266	$(401)	$6,865

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$6,945	$(64)	$6,881
Deferred tax assets non-admitted	(4,588)	—	(4,588)
	2,357	(64)	2,293
Deferred tax liabilities	(342)	742	400
Net admitted deferred tax asset	$2,015	$678	$2,693

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2018	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized within three years	9,097	469	9,566
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	3,782	—	3,782
Deferred tax assets admitted	$12,879	$469	$13,348

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2018 was $54,555.

December 31, 2017	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$76	$345	$421
Adjusted gross deferred tax assets expected to be realized within three years	6,269	188	6,457
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	4,177	—	4,177
Deferred tax assets admitted	$10,522	$533	$11,055

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2017 was $51,533.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(8)    Federal Income Taxes (Continued)

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2018	2017
Ratio percentage	1002%	1196%
Capital and surplus used	$363,697	$343,553

As of December 31, 2018 and 2017, the availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 4% and 4%, respectively, of which all was capital for tax purposes.

The Company did not use any reinsurance tax planning strategies.

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2018	2017
Deferred tax assets:
Ordinary:
Policyholder liabilities	$6,064	$4,563
Deferred acquisition costs	12,841	8,749
Other reserves	420	420
Deferred ceding commission	160	192
Non-admitted assets	928	455
Investments	789	5
Other	609	482
Gross ordinary deferred tax assets	21,811	14,866
Non-admitted ordinary deferred tax assets	(8,932)	(4,344)
Admitted ordinary deferred tax asset	12,879	10,522
Capital:
Investments	469	533
Gross capital deferred tax assets	469	533
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	469	533
Admitted deferred tax assets	13,348	11,055

Deferred tax liabilities:
Ordinary:
Investments	165	65
Prepaid expenses	353	16
Deferred and uncollected premium	1,389	1,480
Policyholder liabilities	1,604	1,635
Other	87	60
Gross ordinary deferred tax liabilities	3,598	3,256
Capital:
Net unrealized capital gains	192	934
Gross capital deferred tax liabilities	192	934
Gross deferred tax liabilities	3,790	4,190
Net deferred tax asset	$9,558	$6,865

As of December 31, 2018 and 2017, management determined that a valuation allowance was not required for these gross deferred tax items based on management’s assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(8)    Federal Income Taxes (Continued)

The change in net deferred income taxes is comprised of the following:

	2018	2017	Change
Total deferred tax assets	$22,280	$15,399	$6,881
Total deferred tax liabilities	(3,790)	(4,190)	400
Change in net deferred income tax	$18,490	$11,209	7,281
Tax effect of deferred tax asset / deferred tax liability on unrealized capital gains (losses)			(1,525)
Change in net deferred tax as reported in surplus			$5,756

As of December 31, 2018, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total income taxes incurred in the current and prior years of $710 are available for recovery in the event of future net losses.

There were no accrued interest or penalties recorded as of December 31, 2018.

There was no unrecognized tax benefit for the years ending December 31, 2018 and 2017.

The Company does not expect a significant increase in tax contingencies within the 12 months following the balance sheet date.

On December 22, 2017, H.R. 1 (the “Tax Cuts and Jobs Act “ or “New Tax Law”) was signed into law.  The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

The NAIC’S Statement of Statutory Accounting Principle No. 101—Income Taxes (SSAP No. 101) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate.  Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the NAIC’s Statutory Accounting Principles (E) Working Group issued Interpretation 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act (INT 18-01), which provides guidance on accounting for the tax effects of the New Tax Law.  INT 18-01 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under SSAP No. 101.  In accordance with SSAP No. 101, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under SSAP No. 101 is complete.  To the extent that a company’s accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements.  If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply SSAP No. 101 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

The Company applied INT 18-01 in completing its 2017 year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017.  Any subsequent adjustments during the 12-month measurement period were included in surplus in 2018. The re-measurement under the New Tax Law and guidance in INT 18-01 resulted in a net provisional increase to statutory deferred income tax expense of $7,473, of which $(622) was reflected in the change in unrealized capital gains and $302 was reflected in the change in non-admitted DTAs, for the year ended December 31, 2017.

A provisional amount of $1,157 at December 31, 2017 increased the tax reserve deferred tax asset from policyholder liabilities and an identical amount increased the eight-year-spread deferred tax liability on policyholder liabilities. The provisional amount was computed using estimated methods and was completed in 2018 upon the production of the final seriatim tax reserves that reflect the New Law requirements, which were immaterial. Additionally, the Company had other provisionally determined amounts that were immaterial.

The Company also had other undetermined items that the Company had not been able to fully assess as of December 31, 2017, and as a result had not recognized any provisional impact.  The impact of finalizing these items in 2018 was immaterial.

All tax years through 2014 are closed.  An amended 2015 return was filed late 2018 and an amended 2016 return will be filed in 2019. The Company believes that any additional taxes assessed or refunded as a result of a potential examination will not have a material impact on its financial position. The IRS has not stated an intention to audit MMC’s 2016 or 2017 consolidated tax returns.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(9)    Related Party Transactions

The Company has an agreement with Minnesota Life, where Minnesota Life processes premiums and claims on behalf of the Company. These amounts are settled quarterly on a net basis. The Company also has agreements with Minnesota Life and other affiliates for expenses including charges for occupancy costs, data processing, compensation and benefits, advertising and promotion, and other administrative expenses which they incurred on behalf of the Company. At December 31, 2018 and 2017, the Company reported $12,572 and $12,321, respectively, as net amounts due to Minnesota Life and $55 and $45, respectively, as net amounts due to other affiliates. These amounts were subsequently settled. The amount of expenses incurred by the Company related to these agreements for the years ended December 31, 2018, 2017 and 2016 were $45,275, $45,048, and $40,970, respectively.

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company incurs quarterly investment management fees based on total assets managed. Investment management fees incurred by the Company were $795, $637, and $971 in 2018, 2017, and 2016, respectively. As of December 31, 2018 and 2017, the amount due to Securian AM under these agreements was $17 and $17, respectively. These amounts are settled quarterly.

The Company also has agreements with SFS, an affiliated broker dealer, to distribute certain of the Company’s individual life and annuity products. As of December 31, 2018 and 2017, the Company reported $1 and $0 as amounts due from SFS, respectively. These amounts are settled quarterly. Commissions and fees incurred under these agreements totaled $1,538, $60, and $93 for the years ended December 31, 2018, 2017, and 2016 respectively.

The Company also has an agreement with an affiliate, Allied to provide Allied customers with certain insurance coverage that is underwritten by the Company.  The Company incurred commissions related to these policies in the amount of $449, $414, and $291 in 2018, 2017, and 2016, respectively.

The Company has a reinsurance agreement with Minnesota Life, whereby the Company cedes certain group business to Minnesota Life.  Activity is settled quarterly. For the year ending December 31, the Company recognized activity related to this agreement within the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Minnesota Life:

	2018	2017
Admitted assets:
Premiums deferred and uncollected	$(54,171)	$(45,425)
Amounts recoverable on reinsurance	44,523	41,710
Total assets	$(9,648)	$(3,715)

Liabilities
Policy reserves:
Life insurance	$(60,263)	$(44,876)
Accident and health	(1,031)	(796)
Policy claims in process of settlement	(128,103)	(104,252)
Other policy liabilities	49,399	58,612
Total liabilities	$(139,998)	$(91,312)

For the year ending December 31, the Company recognized activity related to this agreement within the following line items of the statutory statements of operations:

	2018	2017	2016
Revenues:
Premiums	$(637,616)	$(564,737)	$(399,280)
Commissions and expense allowances on reinsurance	56,184	49,781	35,528
Total revenues	(581,432)	(514,956)	(363,752)

Benefits and expenses:
Policyholder benefits	(546,836)	(462,460)	(365,115)
Increase in policy reserves	(15,566)	(21,535)	(19,692)
Total benefits and expenses	(562,402)	(483,995)	(384,807)
Net income	$(19,030)	$(30,961)	$21,055

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(9)    Related Party Transactions (Continued)

The Company has entered into agreements with Minnesota Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Minnesota Life or Minnesota Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company.  Upon issuance of the individual life policy, the Company either receives from or pays to Minnesota Life a conversion charge.  For the years ended December 31, 2018, 2017 and 2016, the Company recognized $7,768, $5,521, and $3,300 respectively, of expense charges from conversions, net of conversion income, which is recorded in general operating expenses and other income, respectively, on the statements of operations. As of December 31, 2018 and 2017, the amount payable to Minnesota Life was $4,384 and $1,799, respectively. These amounts are settled quarterly.

The Company has entered into an agreement with Minnesota Life, whereby the Company assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to Minnesota Life in exchange for a fixed percentage allowance based on the premium reinsured. For the years ended December 31, 2018, 2017, and 2016 under this agreement, the Company recognized income of $12,860, $10,277, and $10,798 respectively, which is recorded in affiliated allowances on the statement of operations. As of December 31, 2018 and 2017, the amount receivable (payable) with Minnesota Life was $3,314 and ($1,198), respectively. These amounts are settled quarterly. Depending on the Company’s mortality experience in any given year, the fixed percentage allowance received from Minnesota Life can be favorable or unfavorable in relation to the profit commission the Company has forgone from the unrelated third party reinsurer and assigned to Minnesota Life.

The Company purchases a percentage of ownership of newly originated mortgage loans from Minnesota Life.  For the years ending December 31, 2018 and 2017 the Company purchased $40,200, and $24,000, respectively, of mortgage loans.

(10) Liability for Unpaid Accident and Health Claims, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses which primarily represents estimated claims incurred but not reported on group dental business is summarized as follows:

	2018	2017	2016
Balance at January 1	$22,702	$22,611	$14,447
Less: reinsurance recoverable	17,009	14,259	7,667
Net balance at January 1	5,693	8,352	6,780
Incurred related to:
Current year	23,259	20,916	22,310
Prior years	(3,610)	(2,754)	(2,112)
Total incurred	19,649	18,162	20,198
Paid related to:
Current year	16,786	17,822	16,523
Prior years	(1,002)	2,999	2,103
Total paid	15,784	20,821	18,626
Net balance at December 31	9,558	5,693	8,352
Plus: reinsurance recoverable	14,835	17,009	14,259
Balance at December 31	$24,393	$22,702	22,611

As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $3,610, $2,754 and $2,112 in 2018, 2017 and 2016, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(11)  Capital and Surplus and Dividends

Dividend payments by the Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2018 statutory results, the maximum amount available for the payment of dividends during 2019 by the Company without prior regulatory approval is $36,081.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

During the year ended December 31, 2018, the Company received a capital contribution from Minnesota Life in the amount of $19,531, consisting of fixed maturity securities.

During the year ended December 31, 2017, the Company received a capital contribution from Minnesota Life in the amount of $39,958 consisting of fixed maturity securities.

During the year ended December 31, 2016, the Company received a capital contribution from Minnesota Life in the amount of $55,000 consisting of $55,929 of bonds less $929 of cash.

The Company is required to meet certain minimum RBC requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2018 and 2017.

(12)  Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2018 and 2017, policy reserves are reflected net of reinsurance ceded of $131,123 and $97,209, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2018	2017	2016
Direct premiums and annuity considerations	$1,334,637	$1,027,066	$737,266
Reinsurance assumed	6,918	9,750	13,128
Reinsurance ceded	(896,487)	(796,771)	(570,819)
Total premiums and annuity considerations	445,068	$240,045	$179,575

Reinsurance recoveries on ceded reinsurance contracts were $717,137, $606,127 and $428,111 for the years ending 2018, 2017 and 2016, respectively.

The Company has entered into a reinsurance agreement with Minnesota Life as discussed in detail in note 9 which is included in the reinsurance ceded information above.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(13)  Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

As of December 31, 2018, the Company had committed to purchase mortgage loans totaling $3,000, and corporate fixed maturity securities totaling $2,000, but had not completed the purchase transactions.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received each December from the National Organization of Life and Health Insurance Guaranty Associations. At December 31, 2018 and 2017, this liability was $427 and $196, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $298 and $327 as of December 31, 2018 and 2017, respectively. These assets are being amortized over a five-year period.

(14)  Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group and credit life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2018 that are subject to retrospective rating features was $14,740 which represented 7% of the total net premiums written for group and credit life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(15)  Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

	Amount	% of Total
As of December 31, 2018:
Subject to discretionary withdrawal:
At book value less surrender charge	$—	0.0%
Total with adjustment or at fair value	—	0.0%
At fair value	456	0.2%
At book value without adjustment	261,024	93.8%
Not subject to discretionary withdrawal	16,712	6.0%
Total net annuity actuarial reserves and deposit fund liabilities	$278,192	100.0%

Amount
As of December 31, 2018:
Life and Accident and Health Annual Statement:
Annuities	$250,743
Supplementary contracts with life contingencies, total	1,226
Deposit-type contracts	26,223
Total reported on Life and Accident and Health Annual Statement	$278,192

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(in thousands)

(16)  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2018 were as follows:

	Gross	Net of loading
Ordinary new business	$220	$55
Ordinary renewal business	877	1,780
Subtotal	1,097	1,835
Premiums due and unpaid	40,651	40,651
Portion of due and unpaid over 90 days	(1,959)	(1,959)
Net admitted asset	$39,789	$40,527

(17)  Subsequent Events

Through April 2, 2019, the date these financial statements were issued, there were no material subsequent events that require recognition or additional disclosure in the Company’s financial statements.

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Schedule of Selected Financial Data

December 31, 2018

(in thousands)

Investment Income Earned:
U.S. government bonds	$1,360
Other bonds (unaffiliated)	$23,454
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	181
Common stocks of affiliates	—
Mortgage loans	2,989
Real estate	415
Premium notes, policy loans and liens	171
Cash, cash equivalents & short-term investments	381
Derivative instruments	—
Other invested assets	49
Aggregate write-ins for investment income	66
Gross investment income	$29,066

Real Estate Owned - Book Value less Encumbrances	$1,252

Mortgage Loans-Book Value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	135,060
Total mortgage loans	$135,060

Mortgage Loans by Standing-Book Value:
Good standing	$135,060
Good standing with restructured terms	$—
Interest overdue more than three months, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets-Statement Value	$—

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates-Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$—

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Schedule of Selected Financial Data (Continued)

December 31, 2018

(in thousands)

Bonds and Short-Term Investments by Class and Maturity:
Bonds and Short-Term Investments by Maturity-Statement Value:
Due within one year or less	$40,028
Over 1 year through 5 years	171,498
Over 5 years through 10 years	304,440
Over 10 years through 20 years	102,380
Over 20 years	179,997
Total by maturity	$798,343

Bonds and Short-Term Investments by Class-Statement Value:
Class 1	$533,240
Class 2	253,048
Class 3	12,055
Class 4	—
Class 5
Class 6
Total by class	$798,343

Total Bonds and Short-Term Investments Publicly Traded	$705,341
Total Bonds and Short-Term Investments Privately Placed	$93,002

Preferred Stocks - Statement Value	$—
Common Stocks - Market Value	$5,457
Short-Term Investments and Cash Equivalents - Book Value	$17,696
Options, Caps & Floors Owned - Statement Value	$2,467
Options, Caps & Floors Written and in force - Statement Value	$(969)
Collar, Swap & Forward Agreements Open - Statement Value	$—
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(4,909)

Life Insurance In Force:
Industrial	$—
Ordinary	$1,846,616
Credit Life	$777,190
Group Life	$63,895,217

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$116

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$1,430
Credit Life	$8,354
Group Life	$240,591,861

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Schedule of Selected Financial Data (Continued)

December 31, 2018

(in thousands)

Supplementary Contracts In Force:
Ordinary-Not Involving Life Contingencies:
Amount on Deposit	$17,483,697
Income Payable	$2,400

Ordinary-Involving Life Contingencies:
Amount on Deposit	$—
Income Payable	$—

Group-Not Involving Life Contingencies:
Amount on Deposit	$1,668,205
Income Payable	$—

Group-Involving Life Contingencies:
Amount on Deposit	$1,226,729
Income Payable	$—

Annuities:
Ordinary:
Immediate-Amount of Income Payable	$1,758,913
Deferred-Fully Paid Account Balance	$6,495,105
Deferred- Not Fully Paid-Account Balance	$38,698

Group:
Amount of Income now Payable	$6,043,583
Deferred-Fully Paid Account Balance	$—
Deferred- Not Fully Paid-Account Balance	$—

Accident and Health Insurance-Premiums In Force:
Group	$91,775,199
Credit	$9,729,137
Other	$—

Deposit Funds and Dividend Accumulations:
Deposit Funds-Account Balance	$7,070,292
Dividend Accumulations-Account Balance	$474

Claim Payments :
Group Accident and Health
2018	$14,871
2017	$(104)
2016	$235
2015	$150
2014	$12
Prior	$2
Other Accident and Health
2018	$—
2017	$—
2016	$—
2015	$—
2014	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves
2018	$648
2017	$617
2016	$362
2015	$235
2014	$166
Prior	$197

See accompanying independent auditors’ report.

SECURIAN LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories

December 31, 2018

(in thousands)

1.)	Total admitted assets (excluding separate accounts):	$1,090,794

2.)                                  10 Largest exposures to a single issuer/borrower/investment:

Issuer	Amount	Percentage
FHLMC - Loan Backed Securities	$64,292	5.9%
FNMA - Loan Backed Securities	$49,023	4.5%
Minnesota Housing Finance Agency	$48,867	4.5%
Wells Fargo	$19,121	1.8%
UBS Commercial Mortgage Trust	$10,248	0.9%
BENCHMARK 2018 Mortgage Trust	$9,514	0.9%
Goldman Sachs Group Inc	$7,771	0.7%
Applied Materials Inc	$5,978	0.5%
Phillips 66	$5,928	0.5%
Energy Transfer Operating LP	$5,124	0.5%

3.)                                  Total admitted assets held in bonds and short-term investments by NAIC rating:

Bonds	Amount	Percentage
NAIC-1	$533,240	48.9%
NAIC-2	$253,048	23.2%
NAIC-3	$12,055	1.1%
NAIC-4	$—	0.0%
NAIC-5	$—	0.0%
NAIC-6	$—	0.0%

Preferred stock	Amount	Percentage
P/RP-1	$—	0.0%
P/RP-2	$—	0.0%
P/RP-3	$—	0.0%
P/RP-4	$—	0.0%
P/RP-5	$—	0.0%
P/RP-6	$—	0.0%

4.)                                  Assets held in foreign investments:

There were no admitted assets held in foreign investments that exceeded 2.5% of the Company’s total admitted assets.

	Amount	Percentage
Total admitted assets held in foreign investments:	$24,807	2.3%
Foreign-currency denominated investments of:	$—	0.0%
Insurance liabilities denominated in that same foreign currency:	$—	0.0%

5.)                                  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$—	0.0%
Countries rated by NAIC-2	$—	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2018

(in thousands)

6.)                                  Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage
Countries rated by NAIC-1
Country:	none	$—	0.0%
Country:	none	$—	0.0%
Countries rated by NAIC-2
Country:	none	$—	0.0%
Country:	none	$—	0.0%
Countries rated by NAIC-3 or below
Country:	none	$—	0.0%
Country:	none	$—	0.0%

		Amount	Percentage
7.)	Aggregate unhedged foreign currency exposure:	$—	0.0%

8.)                                  Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$—	0.0%
Countries rated by NAIC-2	$—	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

9.)                                  Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage
Countries rated by NAIC-1
Country:	none	$—	0.0%
Country:	none	$—	0.0%
Countries rated by NAIC-2
Country:	none	$—	0.0%
Country:	none	$—	0.0%
Countries rated by NAIC-3 or below
Country:	none	$—	0.0%
Country:	none	$—	0.0%

10.)                           Ten Largest non-sovereign foreign issues:

Issuer	NAIC rating	Amount	Percentage

None

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2018

(in thousands)

11.)                           There were no admitted assets held in Canadian investments and unhedged Canadian currency exposures that exceeded 2.5% of the Company’s total admitted assets.

12.)         There were no admitted assets held in investments with contractual sales restrictions.

13.)                           There were no admitted assets held in equity interests that exceeded 2.5% of the Company’s total admitted assets

14.)         There were no admitted assets held in non affiliated, privately placed equities.

15.)         There were no admitted assets held in general partnership interests.

16.)         Mortgage loans reported in Schedule B are greater than 2.5% of total admitted assets.

10 Largest Annual Statement Schedule B aggregate mortgage interests:

Issuer	Type	Amount	Percentage
Stone Lodge Apartments	Commercial	$6,393	0.6%
5137 North Broadway	Commercial	$5,972	0.5%
Scottsdale Park Suites	Commercial	$5,082	0.5%
Village Green Townhomes	Commercial	$4,973	0.5%
969 Third Ave	Commercial	$4,700	0.4%
Yadin Apartments	Commercial	$4,636	0.4%
Midtown Apartments	Commercial	$4,194	0.4%
Lakeview Apartments	Commercial	$4,184	0.4%
Drury Development Corp	Commercial	$4,000	0.4%
Pine Ridge Apartments	Commercial	$3,582	0.3%

Admitted assets held in the following categories of mortgage loans:

Category	Amount	Percentage
Construction loans	$—	0.0%
Mortgage loans over 90 days past due	$—	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$—	0.0%

17.)                      Aggregate mortgage loans having loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to value	$	%	$	%	$	%
Above 95%	$—	0%	$1,700	0.2%	$—	0%
91% - 95%	$—	0%	$—	0%	$—	0%
81% - 90%	$—	0%	$—	0%	$—	0%
71% - 80%	$—	0%	$—	0%	$—	0%
Below 70%	$—	0%	$133,360	12.2%	$—	0%

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2018

(in thousands)

18.)                           There were no assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

19.)                           There were no assets held in investments held in mezzanine real estate loans.

20.)                           Total admitted assets subject to the following types of agreements:

	At Year End		At End of Each Quarter
Agreement Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	0.0%	$—	$—	$—
Repurchase	$—	0.0%	$—	$—	$—
Reverse repurchase	$—	0.0%	$—	$—	$—
Dollar repurchase	$—	0.0%	$—	$—	$—
Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)                           Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	0.0%
Income generation	$—	0.0%	$—	0.0%
Other	$—	0.0%	$—	0.0%

22.)                           Potential exposure for collars, swaps and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$—	0.0%	$—	$—	$—
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

23.)                         Potential exposure for futures contracts:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$—	0.0%	$—	$—	$—
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report.

SECURIAN LIFE INSURANCE COMPANY

Summary Investment Schedule

December 31, 2018

(in thousands)

Investment Categories	Gross Investment Holdings		Admitted Assets

Bonds
US treasury securities	$59,231	6.23%	$59,231	6.23%
US government agency obligations
Issued by US government agencies	$—	0.00%	$—	0.00%
Issued by US government sponsored agencies	$—	0.00%	$—	0.00%
Foreign government	$500	0.05%	$500	0.05%
Securities issued by states, territories and possessions and political subdivisions in the US
State, territories and possessions general obligations	$252	0.03%	$252	0.03%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	$1,024	0.11%	$1,024	0.11%
Revenue and assessment obligations	$92,707	9.74%	$92,707	9.74%
Industrial development and similar obligations	$—	0.00%	$—	0.00%
Mortgage backed securities
Pass-through securities
Issued or guaranteed by GNMA	$1,413	0.15%	$1,413	0.15%
Issued or guaranteed by FNMA and FHLMC	$113,256	11.90%	$113,256	11.90%
All other	$—	0.00%	$—	0.00%
CMOs and REMICs
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	$59	0.01%	$59	0.01%
Issued by non-US Government issuers and collateralized by MBS issued or guaranteed by GNMA, FNMA, FHLMC or VA	$—	0.00%	$—	0.00%
All other	$58,455	6.14%	$58,455	6.14%

Other debt and other fixed income securities
Unaffiliated domestic securities	$421,009	44.25%	$421,009	44.25%
Unaffiliated foreign securities	$40,949	4.30%	$40,949	4.30%
Affiliated securities	$—	0.00%	$—	0.00%

Equity interests
Investments in mutual funds	$5,415	0.57%	$5,415	0.57%
Preferred stocks
Affiliated	$—	0.00%	$—	0.00%
Unaffiliated	$—	0.00%	$—	0.00%
Publicly traded equity securities
Affiliated	$—	0.00%	$—	0.00%
Unaffiliated	$—	0.00%	$—	0.00%

(Continued)

SECURIAN LIFE INSURANCE COMPANY

Summary Investment Schedule (Continued)

December 31, 2018

(in thousands)

Investment Categories	Gross Investment Holdings		Admitted Assets
Equity interests (continued)
Other equity securities
Affiliated	$—	0.00%	$—	0.00%
Unaffiliated	$42	0.00%	$42	0.00%
Other equity interests including tangible personal property under lease
Affiliated	$—	0.00%	$—	0.00%
Unaffiliated	$—	0.00%	$—	0.00%

Mortgage loans
Construction and land development	$—	0.00%	$—	0.00%
Agricultural	$—	0.00%	$—	0.00%
Single family residential properties	$—	0.00%	$—	0.00%
Multifamily residential properties	$—	0.00%	$—	0.00%
Commercial loans	$135,060	14.19%	$135,060	14.19%
Mezzanine real estate loans	$—	0.00%	$—	0.00%

Real estate investments
Property occupied by the company	$1,251	0.13%	$1,251	0.13%
Property held for production of income	$—	0.00%	$—	0.00%
Property held for sale	$—	0.00%	$—	0.00%

Policy loans	$4,512	0.47%	$4,512	0.47%

Derivatives	$2,467	0.26%	$2,467	0.26%

Receivable for securities	$112	0.01%	$112	0.01%

Cash, cash equivalents and short-term investments	$12,787	1.34%	$12,787	1.34%

Other invested assets	$1,000	0.11%	$1,000	0.11%

Total invested assets	$951,501	100.00%	$951,501	100.00%

See accompanying independent auditors’ report.

PART C: OTHER INFORMATION

Item Number	Caption in Other Information

26.	Exhibits

27.	Directors and Officers of the Depositor

28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

29.	Indemnification

30.	Principal Underwriters

31.	Location of Accounts and Records

32.	Management Services

33.	Fee Representation

PART C: OTHER INFORMATION

ITEM 26.                   EXHIBITS

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 27.                   DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal	Position and Offices
Business Address	with Securian Life
Erich J. Axmacher	Assistant General Counsel and Chief Privacy Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Barbara A. Baumann	Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle	Second Vice President — Law
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd	Director
1823 Park Avenue
Mahtomedi, MN 55115

Gary R. Christensen	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz	Vice President — Enterprise Benefits Distribution
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren	Senior Vice President — Individual Markets
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold	Vice President — ILAD Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Benjamin G.S. Fowke III	Director
Chairman, President and Chief Executive Officer
Xcel Energy, Inc.
414 Nicollet Mall, 401-9
Minneapolis, MN 55401

Sara H. Gavin	Director
President, North America
Weber Shandwick
510 Marquette Ave., 13F
Minneapolis, MN 55402

Mark J. Geldernick	Vice President and Chief Risk Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric B. Goodman	Director
101 North 7th St
Suite 202
Louisville, KY 40202

Christopher M. Hilger	Director, Chairman of the Board, President and CEO
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John H. Hooley	Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Daniel H. Kruse	Vice President and Actuary — ILAD
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, NM 55101

David J. LePlavy	Senior Vice President, Treasurer and Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Andrea L. Mack	Second Vice President, Individual Product Solutions Group
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Susan M. Munson-Regala	Second Vice President and Actuary — Group Insurance
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett	Senior Vice President — HR and Corporate Services
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Daniel P. Preiner	Second Vice President — Chief Compliance Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio	Director
5000 France Avenue
South #23
Edina, MN 55410-2060

Robert L. Senkler	Director
557 Portsmouth Court
Naples, FL 34110

Bruce P. Shay	Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John A. Yaggy	Second Vice President and Assistant Controller
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro	Director, Executive Vice President and Chief Financial Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

ITEM 28.                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH SECURIAN LIFE INSURANCE COMPANY OR SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

Securian Financial Group, Inc. (Delaware)

Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

Minnesota Life Insurance Company

Securian Ventures, Inc.

Securian Asset Management, Inc.

Securian Financial Services, Inc.

Securian Casualty Company

Ochs, Inc.

Lowertown Capital, LLC (Delaware)

Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

Allied Solutions, LLC (Indiana)

Securian Life Insurance Company

Marketview Properties, LLC

Marketview Properties II, LLC

Marketview Properties III, LLC

Marketview Properties IV, LLC

Securian AAM Holdings, LLC (Delaware)

Oakleaf Service Corporation

Majority-owned subsidiary of Securian AAM Holdings, LLC:

Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

Canadian Premier Life Insurance Company (Ontario, Canada)

Canadian Premier General Insurance Company (Ontario, Canada)

Selient, Inc. (Ontario, Canada)

CRI Canada Ltd. (British Columbia, Canada)

Majority-owned subsidiary of Securian Financial Group, Inc.:

Securian Trust Company, N.A.

Open-end registered investment company offering shares to separate accounts of Securian Life Insurance Company and Minnesota Life Insurance Company:

Securian Funds Trust

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 29.                   INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Securian Life Insurance Company and Securian Life Variable Universal Life Account pursuant to the foregoing provisions, or otherwise, Securian Life Insurance Company and Securian Life Variable Universal Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Securian Life Insurance Company and Securian Life Variable Universal Life Account of expenses incurred or paid by a director, officer or controlling person of Securian

Life Insurance Company and Securian Life Variable Universal Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Securian Life Insurance Company and Securian Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.                 PRINCIPAL UNDERWRITERS

(a)                                 Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

Variable Fund D

Variable Annuity Account

Minnesota Life Variable Life Account

Minnesota Life Variable Universal Life Account

Securian Life Variable Universal Life Account

Minnesota Life Individual Variable Universal Life Account

(b)                                 Directors and officers of Securian Financial Services, Inc.:

POSITIONS AND
NAME AND PRINCIPAL	OFFICES
BUSINESS ADDRESS	WITH UNDERWRITER
George I. Connolly	President, Chief Executive Officer and Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Gary R. Christensen	Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Warren J. Zaccaro	Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Jeffrey D. McGrath	Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Kjirsten G. Zellmer	Vice President - Strategy and Business Operations
Securian Financial Services
400 Robert Street North
St. Paul, Minnesota 55101

Kristin M. Ferguson	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

(c)                                  All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

NAME OF	NET UNDERWRITING	COMPENSATION ON
PRINCIPAL	DISCOUNTS AND	REDEMPTION OR	BROKERAGE	OTHER
UNDERWRITER	COMMISSIONS	ANNUITIZATION	COMMISSIONS	COMPENSATION
Securian Financial, Services Inc.	$162,883	—	—	—

ITEM 31.                   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Securian Life Insurance Company, St. Paul, Minnesota 55101.

ITEM 32.                   MANAGEMENT SERVICES

None.

ITEM 33.                   FEE REPRESENTATION

Securian Life Insurance Company hereby represents that, as to the variable life insurance group contracts and certificates which are the subject of this Registration Statement, File No. 333-132009, the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Securian Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Securian Life Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 26th day of April 2019.

SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(Registrant)

By:	SECURIAN LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Christopher M. Hilger
Christopher M. Hilger
Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

Signature	Title	Date

/s/ Christopher M. Hilger	Chairman of the Board, President and	April 26, 2019
Christopher M. Hilger	Chief Executive Officer

*	Director
Robert L. Senkler

*	Director
Mary K. Brainerd

*	Director
Gary R. Christensen

Director
Sara H. Gavin

*	Director
Eric B. Goodman

Signature	Title	Date

*	Director
John H. Hooley

*	Director
Trudy A. Rautio

*	Director
Bruce P. Shay

*	Director
Warren J. Zaccaro

/s/ Warren J. Zaccaro	Executive Vice President
Warren J. Zaccaro	and Chief Financial Officer	April 26, 2019
(chief financial officer)

/s/ Warren J. Zaccaro	Executive Vice President
Warren J. Zaccaro	and Chief Financial Officer	April 26, 2019
(chief accounting officer)

/s/ David J. LePlavy	Senior Vice President,
David J. LePlavy	Treasurer and Controller	April 26, 2019
(treasurer)

/s/ Gary R. Christensen	Director, Attorney-in-Fact,
Gary R. Christensen	Senior Vice President,	April 26, 2019
General Counsel and Secretary

* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF EXHIBIT
26(a)

Resolution of the Board of Directors of the Securian Life Insurance Company dated December 1, 2004, previously filed on February 23, 2006 as Exhibit 26(a) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(b)	Not Applicable.

26(c)(1)

Amended and Restated Distribution Agreement between Securian Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009 as Exhibit 26(c)(1) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(c)(2)

Agent Sales Agreement, previously filed on August 15, 2006 as Exhibit 26(c)(2) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(c)(3)

Sales Commission Schedule, previously filed on August 15, 2006 as Exhibit 26(c)(3) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(d)(1)

Group Variable Universal Life Policy, form 13-31640, previously filed on April 26, 2018 as Exhibit 26(d)(1) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(2)

Group Variable Universal Life Employee Certificate Of Insurance, form 04-30705, previously filed on February 23, 2006 as Exhibit 26(d)(2) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(3)

Group Variable Universal Life Spouse Certificate Of Insurance, form 04-30706, previously filed on February 23, 2006 as Exhibit 26(d)(3) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(4)

Policy Rider - Spouse Coverage, form 04-30707, previously filed on February 23, 2006 as Exhibit 26(d)(4) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(5)

Policy Rider - Accelerated Benefits, form 04-30708, previously filed on February 23, 2006 as Exhibit 26(d)(5) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(6)	Accelerated Benefits, Certificate Supplement, form 04-30709, previously filed on February 23, 2006 as Exhibit 26(d)(6) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(7)

Policy Rider - Children’s Term Life Benefit, form 04-30710, previously filed on February 23, 2006 as Exhibit 26(d)(7) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(8)

Children’s Term Life Benefit, Certificate Supplement, form 04-30711, previously filed on February 23, 2006 as Exhibit 26(d)(8) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(9)

Waiver of Premium Policy Rider, form 04-30714, previously filed on February 23, 2006 as Exhibit 26(d)(9) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(10)

Waiver of Premium Certificate Supplement, form 04-30715, previously filed on February 23, 2006 as Exhibit 26(d)(10) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(11)

Policyholder Contribution Rider, form 04-30716, previously filed on February 23, 2006 as Exhibit 26(d)(11) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(12)

Policyholder Contribution Certificate Supplement, form 04-30717, previously filed on February 23, 2006 as Exhibit 26(d)(12) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(13)

Spouse and Child Term Life Insurance Policy Rider, form 04-30718, previously filed on February 23, 2006 as Exhibit 26(d)(13) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(14)

Spouse and Child Term Life Insurance Certificate Supplement, form 04-30719, previously filed on February 23, 2006 as Exhibit 26(d)(14) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(d)(15)

Group Policy Amendment, form 08-31045, previously filed on April 27, 2009 as Exhibit 26(d)(15) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(16)

Certificate Endorsement, form 08-31046, previously filed on April 27, 2009 as Exhibit 26(d)(16) to the Registrant's Form N-6, File Number 333-132009, Post-Effective Amendment Number 4, is hereby incorporated by reference.

26(d)(17)

2001 CSO Tables, form 08-31051 Rev 8-2009, previously filed on April 28, 2010 as Exhibit 26(d)(17) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 5, is hereby incorporated by reference.

26(d)(18)

Evidence of Insurability, form 06-30940, previously filed on April 25, 2011 as Exhibit 26(d)18 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(19)

Group Life Insurance Evidence of Insurability, form 10-31140, previously filed on April 25, 2011 as Exhibit 26(d)19 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(20)

Spouse/Domestic Partner and Child Term Life Insurance Policy Rider, form 10-31146, previously filed on April 25, 2011 as Exhibit 26(d)20 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(21)

Spouse/Domestic Partner and Child Term Life Insurance Certificate Supplement, form 10-31147, previously filed on April 25, 2011 as Exhibit 26(d)21 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(d)(22)

Variable Group Universal Life Insurance policy, form 15-32430, previously filed on April 28, 2016 as Exhibit 26(d)22 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(23)

Variable Group Universal Life Certificate of Insurance, form 15-32431, previously filed on April 28, 2016 as Exhibit 26(d)(23) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(24)

Spouse Variable Group Universal Life Certificate of Insurance, form 15-32432, previously filed on April 28, 2016 as Exhibit 26(d)(24) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(25)

Accelerated Benefits Policy Rider, form 15-32433, previously filed on April 28, 2016 as Exhibit 26(d)(25) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(26)

Accelerated Benefits Certificate Supplement, form 15-32434, previously filed on April 28, 2016 as Exhibit 26(d)(26) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(27)

Spouse/Domestic Partner and Child Term Life Insurance Policy Rider, form 15-32435, previously filed on April 28, 2016 as Exhibit 26(d)(27) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(28)

Spouse/Domestic Partner and Child Term Life Insurance Certificate Supplement, form 15-32436, previously filed on April 28, 2016 as Exhibit 26(d)(28) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(29)

Accidental Death and Dismemberment Policy Rider, form 15-32449.12, previously filed on April 28, 2016 as Exhibit 26(d)(29) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(30)

Accidental Death and Dismemberment Certificate Supplement, form 15-32450.12, previously filed on April 28, 2016 as Exhibit 26(d)(30) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(d)(31)

Accidental Death and Dismemberment Certificate, form 13-31599, previously filed on April 25, 2017 as Exhibit 26(d)(31) to the Registrant’s Form N-6 File Number 333-132009, Post-Effective Amendment Number 12, is hereby incorporated by reference.

26(d)(32)

Accidental Death and Dismemberment Policy, form 13-31598, previously filed on April 25, 2017 Exhibit 26(d)(32) to the Registrant’s Form N-6 File Number 333-132009, Post-Effective Amendment Number 12, is hereby incorporated by reference.

26(d)(33)

Accidental Death and Dismemberment VGUL Policy, form 13-31646, previously filed on April 25, 2017 Exhibit 26(d)(32) to the Registrant’s Form N-6 File Number 333-132009, Post-Effective Amendment Number 12, is hereby incorporated by reference.

26(d)(34)

Accidental Death and Dismemberment VGUL Certificate, form 13-31652,  previously filed on April 25, 2017 Exhibit 26(d)(34) to the Registrant’s Form N-6 File Number 333-132009, Post-Effective Amendment Number 12, is hereby incorporated by reference.

26(d)(35)

Certificate of Insurance, form 13-31641, previously filed on April 26, 2018 as Exhibit 26(d)(35) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(36)

Spouse/Domestic Partner Coverage Rider, form 13-31643, previously filed on April 26, 2018 as Exhibit 26(d)(36) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(37)

Accelerated Benefits Rider, form 13-31644, previously filed on April 26, 2018 as Exhibit 26(d)(37) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(38)

Children’s Term Life Benefit Policy Rider, form 13-31645, previously filed on April 26, 2018 as Exhibit 26(d)(38) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(39)

Accidental Death and Dismemberment VGUL Policy Rider, form 13-31646, previously filed on April 26, 2018 as Exhibit 26(d)(39) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(40)

Waiver of Premium Policy Rider, form 13-31647, previously filed on April 26, 2018 as Exhibit 26(d)(40) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(41)

Policyholder Contribution Rider, form 13-31648, previously filed on April 26, 2018 as Exhibit 26(d)(41) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(42)

Spouse/Domestic Partner and Child Term Life Insurance Rider, form 13-31649, previously filed on April 26, 2018 as Exhibit 26(d)(42) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(43)

Accelerated Benefits Certificate Supplement, form 13-31650, previously filed on April 26, 2018 as Exhibit 26(d)(43) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(44)

Children’s Term Life Benefit Certificate Supplement, form 13-31651, previously filed on April 26, 2018 as Exhibit 26(d)(44) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(45)

Accidental Death and Dismemberment VGUL Certificate Supplement, form 13-31652, previously filed on April 26, 2018 as Exhibit 26(d)(45) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(46)

Waiver of Premium Certificate Supplement, form 13-31653, previously filed on April 26, 2018 as Exhibit 26(d)(46) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(47)

Policyholder Contribution Certificate Supplement, form 13-31654, previously filed on April 26, 2018 as Exhibit 26(d)(47) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(48)

Spouse/Domestic Partner and Child Term Life Insurance Certificate Supplement, form 13-31655, previously filed on April 26, 2018 as Exhibit 26(d)(48) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(d)(49)

Certificate of Insurance Spouse/Domestic Partner Coverage, form 13-31642, previously filed on April 26, 2018 as Exhibit 26(d)(49) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(e)(1)

Group Variable Universal Life Policy Application, form 04-30720, previously filed on February 23, 2006 as Exhibit 26(e)(1) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(2)

Group Variable Universal Life Policy, Employee Enrollment, form 04-30722, previously filed on February 23, 2006 as Exhibit 26(e)(2) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(3)

Group Variable Universal Life Policy, Spouse Enrollment, form 04-30723, previously filed on February 23, 2006 as Exhibit 26(e)(3) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(4)

Group Variable Universal Life Policy, Evidence of Insurability, form 04-30721, previously filed on February 23, 2006 as Exhibit 26(e)(4) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(e)(5)

Variable Group Universal Life Employee Application, form 10-31142, previously filed on April 25, 2011 as Exhibit 26(e)5 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(e)(6)

Variable Group Universal Life Spouse/Domestic Partner Application, form 10-31143, previously filed on April 25, 2011 as Exhibit 26(e)6 to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 6, is hereby incorporated by reference.

26(e)(7)

Variable Group Universal Life Policyholder Application, form 15-32439, previously filed on April 28, 2016 as Exhibit 26(e)(7) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(8)

Variable Group Universal Life Employee Application, form 15-32440, previously filed on April 28, 2016 as Exhibit 26(e)(8) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(9)

Variable Group Universal Life Spouse Application, form 15-32441, previously filed on April 28, 2016 as Exhibit 26(e)(9) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(10)

Group Life Insurance Evidence of Insurability, Form 13-31497, previously filed on April 26, 2018 as Exhibit 26(e)(10) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(f)(1)(a)

Charter of the Depositor, previously filed on February 23, 2006 as Exhibit 26(f)(1)(a) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(b)

Certificate of Amendment of Articles of Incorporation dated February 15, 1988, previously filed on February 23, 2006 as Exhibit 26(f)(1)(b) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(c)

Certificate of Amendment of Articles of Incorporation dated January 19, 1993, previously filed on February 23, 2006 as Exhibit 26(f)(1)(c) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(d)

Certificate of Amendment of Articles of Incorporation dated September 29, 1993, previously filed on February 23, 2006 as Exhibit 26(f)(1)(d) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(e)

Certificate of Amendment of Articles of Incorporation dated November 21, 2002, previously filed on February 23, 2006 as Exhibit 26(f)(1)(e) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(f)

Certificate of Amendment of Articles of Incorporation dated February 17, 2004, previously filed on February 23, 2006 as Exhibit 26(f)(1)(f) to the Registrant’s Form N-6, File Number 333-132009, Initial Registration Statement, is hereby incorporated by reference.

26(f)(1)(g)

Amended and Restated Certificates of Incorporation date January 1, 2016, previously filed on April 26, 2018 as Exhibit 26(f)(1)(g) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(f)(2)

Bylaws of the Depositor dated January 1, 2016, previously filed on April 26, 2018 as Exhibit 26(f)(2) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 13, is hereby incorporated by reference.

26(g)(1)

Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(1) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(2)

Amendment No. 1 to Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(2) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(3)

Amendment No. 2 to Automatic Reinsurance Agreement between Northstar Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(3) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(g)(4)

Amendment No. 3 to Automatic Reinsurance Agreement between Northstar Life Insurance Company, Securian Life Insurance Company and Swiss Re Life & Health America Inc., previously filed on April 20, 2007 as Exhibit 26(g)(4) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(1)(a)

Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Securian Life Insurance Company, previously filed on April 27, 2012 as Exhibit 26(h)(1)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(1)(b)

Shareholder Information Agreement between Securian Funds Trust and, Securian Life Insurance Company, previously filed on April 27, 2012 as Exhibit 26(h)(1)(b) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(2)(a)

Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Securian Life Insurance Company, previously filed on August 15, 2006 as Exhibit 26(h)(2) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(2)(b)

Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, and Janus Aspen Series and Securian Life Insurance Company, previously filed on April 20, 2007 as Exhibit 26(h)(2)(b) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(3)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Securian Life Insurance Company, previously filed on August 15, 2006 as Exhibit 26(h)(3) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(a)

Target Funds Participation Agreement between Securian Life Insurance Company and Waddell & Reed, Inc., previously filed on August 15, 2006 as Exhibit 26(h)(4) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(b)

Shareholder Information Agreement among Ivy Funds Distributor, Inc, Waddell & Reed, Inc. and Securian Life Insurance Company, previously filed on April 20, 2007 as Exhibit 26(h)(4)(b) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(4)(c)

First Amendment to Target Funds Participation Agreement (Excludes Products Sold Through W&R Distribution System) between Securian Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed on April 28, 2014 as Exhibit 26(h)(4)(c) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(h)(5)

Fund Shareholder Services Agreement between Securian Life Insurance Company and Securian Financial Services, Inc., previously filed on August 15, 2006 as Exhibit 26(h)(5) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(6)(a)

Participation Agreement among Securian Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, previously filed on April 28, 2014 as Exhibit 26(h)(6)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(h)(7)(a)

Participation Agreement among Securian Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisers, Inc., and ALPS Portfolio Solutions Distributor, Inc., previously filed on April 28, 2014 as Exhibit 26(h)(7)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(h)(8)(a)

Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Securian Life Insurance Company, previously filed on April 28, 2014 as Exhibit 26(h)(8)(a) to the Registrant’s Form N-6, File Number 333-132009, Post-Effective Amendment Number 9, is hereby incorporated by reference.

26(i)

Administrative Services Agreement between Securian Life Insurance Company and Securian Financial Group, Inc., previously filed on August 15, 2006 as Exhibit 26(i) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(a)

Investment Accounting Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(a) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(1)(b)

First Amendment to Investment Accounting Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(a)

Administration Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(a) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(b)

First Amendment to Administration Agreement between Securian Life Insurance Company and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Registrant’s Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)	Not Applicable.

26(k)	Opinion and consent of Chad M. Bigalke, Esq.

26(l)	Not Applicable.

26(m)	Not Applicable.

26(n)	Consent of KPMG LLP.

26(o)	Not Applicable.

26(p)	Not Applicable.

26(q)	Redeemability exemption.

26(r)	Securian Life Insurance Company - Power of Attorney to Sign Registration Statements.